(ICON)

Prudential Municipal
Series Fund

Massachusetts
Money Market Series
---------------------
ANNUAL
REPORT

Aug. 31, 1996

(LOGO)

Prudential Municipal Series Fund
Massachusetts Money Market Series

Performance At A Glance.
When we last reported to you in February, short-term interest rates were trending lower. Since then, rates rose and fell depending upon the latest news -- and views -- about the strength of the U.S. economy. Throughout the
12-month period ended August 31, 1996, the Prudential
Municipal Series Fund --
Massachusetts Money Market Series provided tax-free income at competitive yields, maintained a $1 net asset value per share and high credit quality. The
Series' 7-day current yield on August 31, 1996 was 2.98%, which was equivalent to a taxable yield of 5.61% for individuals in the highest federal/state income tax bracket.

Fund Facts
As of 8/31/96
                                7-Day       Net Asset
Taxable Equivalent Yield1    Weighted Avg.     Total Net
                             Current Yld.     Value
@31%     @36%     @39.6%       Maturity      Assets (mil.)
MA Money                       2.98%          $1.00
4.91%     5.29%    5.61%      57 Days          $50.5
Market Fund                   (2.61)          (4.30)
(4.63)    (4.91)

IBC Financial Data
MA Tax-Exempt
Fund Avg.2                     2.90           $1.00
4.78      5.15     5.46    62 Days             N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Series is neither insured nor guaranteed by the U.S. government and there can be no assurance that the
Series will be able to maintain a stable net asset value.

1Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates. Without waiver of management fees and/or expense subsidies, the Series' yield would have been lower as indicated in the parentheses ( ).

2This is the average 7-day current yield, NAV and WAM of 10 funds in the
International Business Communications Financial Data's
Massachusetts tax-exempt
money market fund category as of 8/31/96.

Tracking Tax-Free Money Fund Yields.

Prudential Massachusetts Money Market Series
IBC Financial Data Massachusetts Tax-Free Money Fund Avg.

(GRAPH)

Weekly 7-day current yields of Prudential Massachusetts
Money Market Series
and the IBC Financial Data Massachusetts tax-free money fund average. Past performance is not indicative of future results.

How Investments Compared.
(As of 8/31/96)

(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total return averages for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've
included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds. Unlike bond funds, bonds, if held to maturity, generally offer a fixed rate of return and fixed principal value.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Tax-Exempt Money Market Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Colleen Meehan, Fund Manager

Portfolio
Manager's Report

The Prudential Municipal Series Fund -- Massachusetts Money Market Series seeks current income that is exempt from federal and Massachusetts state income taxes, consistent with liquidity, the preservation of capital, and maintenance of a stable net asset value of $1 per share. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of Massachusetts, its municipalities, local governments and other qualifying issuers (such as Puerto Rico, Guam and the
U.S. Virgin Islands).

A Word About Quality.
Your Series will typically purchase securities with maturities of one year or less that are rated Aaa, Aa; Notes: MIG-1, MIG-2, P-1 or P-2 by Moody's
Investors Service, or AAA, AA; Notes: SP-1, SP-1+, A-1 or A-
2 by Standard &
Poor's or, if not rated, deemed to be of comparable quality by the Series' investment adviser. Although there is never a guarantee that the share price of the Massachusetts Money Market Series will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.

Rates Seesaw.
Our strategy seeks to provide you with tax-free income at a competitive yield.
Over the past six months, achieving this meant adjusting our investment approach more frequently than in the first six months of our reporting year as market conditions warranted.

From March 1996 on, short-term interest rates fluctuated in reaction to reports that the U.S. economy was either improving (rates rose) or weakening (rates fell). February's strong jobs report (released in March) started the first cycle, and each one would go something like this:

- Government report shows economy growing;

- Opinion says growth is too fast and that Federal Reserve must raise interest rates to head off inflation;

- Short-term rates rise in anticipation;

- Different government report shows economy slowing;

- Higher interest rate talk fades, and short-term rates fall.

A cycle could last a few days or a couple of weeks and it was difficult to consistently predict. Throughout this period the Federal
Reserve did not raise
short-term interest rates.

Fluctuating interest rates weren't our only concern, of course. Being a tax-free money fund, your Series also contended with local bond supply and other factors. In April, many shareholders pulled their cash out of money market funds to pay their income taxes. And in July investors used income from bond call payments, maturities and coupon payments to invest about $4.6 billion in the tax-free market, according to the Bond Buyer, a trade newspaper which covers the tax-free bond markets.

How did we respond during this? We maintained a flexible portfolio strategy by adjusting our weighted average maturity (WAM) to take advantage of either rising rates or attractive investment opportunities when they occurred.

Massachusetts' economy continued its slow recovery. State
Gross Domestic
Product grew at an estimated rate of 1.3% in 1996 and lagged the country's average of 2.5%. The state government's revenue assumptions were realistic and financial operations stayed in balance. Overall, the outlook is good with
Moody's giving Massachusetts a rating of A1, which was unchanged since our last report to you.

What Went Well.

Making The Right Moves.
We believe that the past 12 months were a time of achievement for your Series.
Highlights included:

- Adjusting our weighted average maturity to maintain investment flexibility when interest rates began to fluctuate during the past six months;

- Maintaining a high level of credit-enhanced securities
(about 80% of total
  net assets as of August 31, 1996), backed either by a letter of credit from a major money center bank or by being insured, lessening credit risk;

- Maintaining a conservative diversification policy to limit credit risk. On
  August 31, 1996 your Series was invested in 36 issuers from across the state.

And Not So Well.

One Move We Missed.
Surprises happen in this business and most money fund managers, indeed most of
Wall Street, were caught off-guard in March when the U.S. government released its February jobs report, which showed that businesses nationwide created far more new positions than anticipated. While this was good news to many
(especially those who found work), signs of economic strength can raise fears of inflation which always makes investors skittish. Looking back, if we knew what was coming we would have played things differently by increasing our holdings of shorter maturity securities for a couple of weeks prior to the report's release. The Series would then be better positioned to take advantage of the rising yields that followed the release of the report.

Looking Ahead.

The past 12 months clearly demonstrated how unpredictable interest rates can be. The Federal Reserve wants to promote steady, non-inflationary growth. Will the central bank raise rates this fall or winter? A strengthening U.S. economy could make such a move necessary to curb inflation. If the Federal Reserve acts, any increase would be modest, we believe. Of course, if taxable short-term rates increase, so too, will tax-free yields. Whatever the future may hold for interest rates, the outlook for tax-free securities is favorable.

Weighted Average Maturity Is Now Shorter Than The Average
Fund.

Prudential Massachusetts Money Market Series
IBC Financial Data Massachusetts Tax-Free Money Fund Avg.

(GRAPH)

------------------------------------------------------------
------------------

President's Letter
October 7, 1996
(PHOTO)

Dear Shareholder:

Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996. According to figures released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of $33 billion in January of 1996. An additional $66 billion was invested in the following three months, although this rapid inflow subsided somewhat in late spring.

While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns." Few expect
1995's virtual non-stop returns from the stock and bond markets. In fact,
1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your
Financial Advisor or Registered Representative. She or he can help you determine reasonable expectations about both the potential performance and risks associated with your investments.

Changes at Prudential.

There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of
Prudential's newly created "Prudential Investments." This group manages and administers nearly $190 billion in client assets and provides mutual funds, annuities, defined benefit and defined contribution plans to our individual and institutional investors. We plan to improve the range and quality of investment products and services that we can provide you by better leveraging
Prudential's strengths. There will, however, be no change in the service you receive from your Financial Advisor, Registered Representative or our Customer
Service unit.

We're excited about our future and hope that you are, too.
Thank you for your
continued support and confidence in Prudential Mutual Funds.

Sincerely,

Richard A. Redeker
President

------------------------------------------------------------
------------------
2

Portfolio of Investments                   PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                      MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Boston Wtr. & Swr. Comm., Ser. 94A, F.R.W.D.
VMIG1            3.10%        9/05/96    $ 1,300     $
1,300,000
Brazos River Auth. Poll. Ctrl. Rev.,
   Texas Util. Elec. Co. A, Ser. 95A, F.R.D.D.
VMIG1            3.95         9/03/96      1,300
1,300,000
   Texas Util. Elec. Co., Ser. 95C, F.R.D.D.
VMIG1            4.00         9/03/96        200
200,000
Chicopee Mass., Gen. Oblig., Ser. 96, F.S.A.
Aaa              6.00         8/01/97        600
611,201
Dracut Mass., Gen. Oblig., A.M.B.A.C.
Aaa              6.00         6/01/97        740
752,373
Fitchburg Mass., Gen. Oblig., Ser. 96, A.M.B.A.C.
Aaa              5.50         3/01/97      1,200
1,212,824
Holyoke Poll. Ctrl. Rev., Ser. 88, F.R.W.D.
A-1+(c)          3.10         9/04/96        900
900,000
Mashpee Mass., Ser. 96, B.A.N.
NR               4.00         2/07/97      1,500
1,501,890
Mass. Edl. Loan Auth. Rev., Issue E, Ser. 96A, F.R.W.D.
A-1+(c)          3.40         9/04/96      1,500
1,500,000
Mass. Mun. Whsl. Elec. Co. Pwr. Supply Sys. Rev., Ser. 94C,
   F.R.W.D.
VMIG1            3.35         9/04/96      2,500
2,500,000
Mass. St., Gen. Oblig., Ded. Inc.Tax, Ser. 90B, F.R.D.D.
VMIG1            3.65         9/03/96      1,700
1,700,000
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Boston Univ., Ser. 85H, T.E.C.P.
VMIG1            3.50        10/17/96      2,000
2,000,000
   Cap. Asset Prog., Ser. 85C, F.R.D.D., M.B.I.A.
VMIG1            3.55         9/03/96        600
600,000
   Cap. Asset Prog., Ser. D, F.R.D.D., M.B.I.A.
VMIG1            3.75         9/03/96      1,200
1,200,000
   Harvard Univ., Ser. 89L, T.E.C.P.
VMIG1            3.55        12/13/96      1,300(d)
1,300,000
Mass. St. Hsg. Fin. Agcy. Rev.,
   Long Opt Per. Ser. 11, A.N.N.O.T., A.M.B.A.C.
Aaa              4.00         9/01/97      1,695
1,695,000
   Multi Family Rev., Ser. A, G.N.M.A., F.R.W.D.
A-1+(c)          3.35         9/04/96      1,000
1,000,000
Mass. St. Ind. Fin. Agcy. Ind. Rev.,
   Bradford College, Ser. 95A, F.R.W.D.
VMIG1            3.40         9/04/96      1,500
1,500,000
   Edgewood Retirement, Ser. 95C, F.R.W.D.
VMIG1            3.45         9/04/96      2,500
2,500,000
   Goddard House, Ser. 95, F.R.W.D.
A-1(c)           3.55         9/05/96      2,000
2,000,000
   Hazen Paper Co., Ser. 95, F.R.W.D.
A-2(c)           3.60         9/05/96      1,350
1,350,000
   Nutramax Prods. Inc., Ser. 96A, F.R.W.D.
A-1+(c)          3.55         9/05/96      2,000
2,000,000
   Ocean Spray Cranberries Inc. Proj., Ser. 84, A.N.N.O.T.
A+(c)            3.95        10/15/96      1,400
1,400,000
   Riverdale Mills, Ser. 95, F.R.W.D.
A-2(c)           3.60         9/05/96      1,300
1,300,000
   United Med. Corp. Issue, Ser. 92, F.R.W.D.
P-1              3.35         9/04/96        700
700,000
Mass. St. Ind. Fin. Agcy. Poll. Ctrl. Rev., New England
   Pwr. Co.
   Proj., Ser. 93A, T.E.C.P.
VMIG1            3.70        10/09/96      2,000
2,000,000
Mass. St. Wtr. Res. Auth., Fltg. Rate Rcpts., Ser. SG17,
   F.R.W.D.,
   A.M.B.A.C.
A-1+(c)          3.60         9/05/96      1,440
1,440,000
Mass. St.. Port. Auth. Rev., Multi Modal Rev. Ref.,
   Ser.95B, F.R.D.D.
VMIG1            3.85         9/03/96      2,400
2,400,000
Town of Milford Mass., Gen. Oblig., M.B.I.A.
Aaa              4.50         8/15/97        608
611,936
Natick Mass., Gen. Oblig., Ser. 96, B.A.N.
NR               3.70         5/22/97      1,000
1,000,346
Needham Mass., Gen. Oblig., Ser. 96
Aa               4.75         5/15/97        865
871,327
North Attleborough Mass., Gen. Oblig., Ser. 93A, M.B.I.A.
Aaa              3.80         1/15/97        728
728,168
Northampton Mass., Gen. Oblig., Ser. 96, M.B.I.A.
Aaa              4.25         5/15/97        752
754,552
Peabody Mass., Gen. Oblig., Ser. 96, B.A.N.
NR               4.15         8/15/97      1,000
1,002,887
Puerto Rico Ind. Med. & Environ. Poll. Ctrl. Fac., Fin.
   Auth. Rev.,
   Pharmaceuticals, Ser. 83A, A.N.N.O.T.
AAA(c)           3.80        12/01/96      2,000
2,000,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments                   PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                      MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Revere Hsg. Auth. Multifamily Mtge. Rev., Waters Edge Apts.
   Proj., Ser. 91C, F.R.W.D., F.S.A.
A-1(c)           4.00%        9/06/96    $ 1,990     $
1,990,000

-----------
Total Investments--96.7%
(cost $48,822,504;(e))
48,822,504
Other assets in excess of liabilities--3.3%
1,688,908

-----------
Net Assets--100%
$50,511,412

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.N.N.O.T.--Annual Optional Tender.
    B.A.N.--Bond Anticipation Note.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    T.E.C.P.--Tax Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
(e) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
-----4                                      See Notes to
Financial Statements.

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilitie          MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Assets
August 31, 1996
Investments, at amortized cost which approximates market
value............................................
$48,822,504
Cash........................................................
 ..............................................
83,642
Receivable for investments
sold........................................................
 ...................          3,748,179
Receivable for Series shares
sold........................................................
 .................            446,889
Interest
receivable..................................................
 .....................................            274,359
Other
assets......................................................
 ........................................              1,488

---------------
   Total
assets......................................................
 .....................................         53,377,061

---------------
Liabilities
Payable for investments
purchased...................................................
 ......................          1,710,679
Payable for Series shares
reacquired..................................................
 ....................          1,055,065
Accrued
expenses....................................................
 ......................................             63,707
Dividends
payable.....................................................
 ....................................             25,098
Management fee
payable.....................................................
 ...............................              5,460
Distribution fee
payable.....................................................
 .............................              2,940
Deferred trustees'
fees........................................................
 ...........................              2,700

---------------
   Total
liabilities.................................................
 .....................................          2,865,649

---------------
Net
Assets......................................................
 ..........................................
$50,511,412

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value.......................................................
$   505,114
   Paid-in capital in excess of
par.........................................................
 ..............         50,006,298

---------------
Net assets, August 31,
1996........................................................
 .......................        $50,511,412

---------------

---------------
Net asset value, offering price and redemption price per
share ($50,511,412 / 50,511,412 shares of
   beneficial interest issued and outstanding; unlimited
number of shares authorized).....................
$1.00

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS MONEY MARKET SERIES
Statement of Operations
------------------------------------------------------------

                                                 Year Ended
Net Investment Income                          August 31,
1996
Income
   Interest.................................    $
1,978,034
                                               -------------
--
Expenses
   Management fee...........................
273,444
   Distribution fee.........................
68,361
   Custodian's fees and expenses............
60,000
   Reports to shareholders..................
32,000
   Transfer agent's fees and expenses.......
25,000
   Registration fees........................
15,000
   Amortization of organization expenses....
11,150
   Audit fees and expenses..................
10,800
   Legal fees and expenses..................
5,000
   Trustees' fees and expenses..............
3,900
   Insurance expense........................
1,000
   Miscellaneous............................
2,148
                                               -------------
--
      Total expenses........................
507,803
   Less: Management fee waiver..............
(205,083)
      Custodian fee credit..................
(6,728)
                                               -------------
--
      Net expenses..........................
295,992
                                               -------------
--
Net investment income.......................
1,682,042
                                               -------------
--
Realized Loss on Investments
Net realized loss on investment
   transactions.............................
(130)
                                               -------------
--
Net Increase in Net Assets
Resulting from Operations...................    $
1,681,912
                                               -------------
--
                                               -------------
--

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS MONEY MARKET SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase                                Year Ended August
31,
in Net Assets                          1996
1995
Operations
   Net investment income........   $    1,682,042     $
1,349,006
   Net realized loss on
      investment transactions...             (130)
(663)
                                  ---------------    -------
--------
   Net increase in net assets
      resulting from
      operations................        1,681,912
1,348,343
                                  ---------------    -------
--------
Dividends to shareholders (Note
   1)...........................       (1,681,912)
(1,348,343)
                                  ---------------    -------
--------
Series share transactions
   (at $1 per share)
   Net proceeds from shares
   sold.........................      264,188,977
209,358,640
   Net asset value of shares
      issued to shareholders in
      reinvestment of
      dividends.................        1,637,636
1,276,924
   Cost of shares reacquired....     (272,137,014)
(191,091,855)
                                  ---------------    -------
--------
   Net increase (decrease) in
      net assets from Series
      share transactions........       (6,310,401)
19,543,709
                                  ---------------    -------
--------
Total increase (decrease).......       (6,310,401)
19,543,709
Net Assets
Beginning of year...............       56,821,813
37,278,104
                                  ---------------    -------
--------
End of year.....................   $   50,511,412     $
56,821,813
                                  ---------------    -------
--------
                                  ---------------    -------
--------

------------------------------------------------------------
--------------------
-----6                                    See Notes to
Financial Statements.

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements               MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the ``Fund'') is
registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
fourteen series. The monies of each series are invested in
separate,
independently managed portfolios. The Massachusetts Money
Market Series (the
``Series'') commenced investment operations on August 5,
1991. The Series is
non-diversified and seeks to provide the highest level of
income that is exempt
from Massachusetts State, local and federal income taxes
with the minimum of
risk by investing in ``investment grade'' tax-exempt
securities having a
maturity of thirteen months or less and whose ratings are
within the two highest
ratings categories by a nationally recognized statistical
rating organization,
or if not rated, are of comparable quality. The ability of
the issuers of the
securities held by the Series to meet their obligations may
be affected by
economic developments in a specific state, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund, and the Series, in the preparation of its financial statements.
Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

All securities are valued as of 4:30 P.M., New York time.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis.The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

Dividends: The Series declares daily dividends from net investment income.
Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Deferred Organization Expenses: The Series incurred approximately $51,000 in organization and initial registration expenses. Such amount was deferred and amortized over the period of 60 months ended July 1996.

Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Mutual
Fund Management LLC.
(``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series. For the year ended August 31, 1996, PMF voluntarily waived 75% of its management fee. The amount of fees waived for the year ended August 31, 1996 amounted to $205,083
($.004 per share; .375% of average net assets).

The Fund had a distribution agreement with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Fund through January 1,
1996. Effective January 2, 1996, Prudential Securities Incorporated (``PSI'') became the distributor of the Fund and is serving the Fund under the same terms and conditions as under the arrangement with PMFD. The Series reimbursed PMFD and PSI for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC
are (indirect)
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the year
ended August 31, 1996,
the Series incurred fees of approximately $22,800 for the
services of PMFS. As
of August 31, 1996, approximately $1,800 of such fees were
due to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
--------------------

7 -----

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                         MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Year Ended August 31,

-------------------------------------------------------

1996        1995        1994        1993        1992

-------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year.............................    $  1.00     $  1.00
$  1.00     $  1.00     $  1.00
Net investment income and realized
gains(a)....................       .031        .031
 .019        .021        .034
Dividends and distributions to
shareholders....................      (.031)      (.031)
(.019)      (.021)      (.034)

-------     -------     -------     -------     -------
Net asset value, end of
year...................................    $  1.00     $
1.00     $  1.00     $  1.00     $  1.00

-------     -------     -------     -------     -------

-------     -------     -------     -------     -------
TOTAL
RETURN(b):...............................................
3.12%       3.10%       1.89%       2.17%       3.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)..................................    $50,511
$56,822     $37,278     $36,608     $18,019
Average net assets
(000).......................................    $54,689
$42,919     $42,427     $32,246     $15,477
Ratios to average net assets:(a)
   Expenses, including distribution
fees.......................       .554%       .627%
 .620%       .365%       .125%
   Expenses, excluding distribution
fees.......................       .429%       .502%
 .495%       .240%        .00%
   Net investment
income.......................................       3.08%
3.14%       1.86%       2.11%       3.20%

---------------
(a) Net of management fee waiver and/or expense subsidy.
(b) Total return includes reinvestment of dividends and
distributions.
------------------------------------------------------------
--------------------
-----8                                     See Notes to
Financial Statements.

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Independent Auditors' Report                MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
--------------------
The Shareholders and Board of Trustees
Prudential Municipal Series Fund, Massachusetts Money Market
Series

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prudential Municipal Series Fund, Massachusetts
Money Market Series, as of August 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of
August 31, 1996 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prudential Municipal
Series Fund, Massachusetts Money Market Series, as of August
31, 1996, the
results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
October 14, 1996


                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Federal Income Tax Information               MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Series' fiscal year end (August 31, 1996) as to the federal
tax status of
dividends paid by the Series during such fiscal year.
Accordingly, we are
advising you that in the fiscal year ended August 31, 1996,
dividends paid from
net investment income of $.031 per share were all federally
tax-exempt interest
dividends.
------------------------------------------------------------
--------------------

9 -----

Getting The Most
From Your Prudential
Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first
on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent  Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing.
A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most
From Your Prudential
Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: One 1/100th of 1%. For example, one half of one percentage point is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset
(for example, a stock, bond or mutual fund share) and its selling price. Under current law the federal income tax rate for individuals on a long-term capital gain is up to 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to
banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most often used to describe the difference between prices bid and asked for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S. market.

How Does Your State Stack Up?

Economic conditions vary from state to state. While one region may be experiencing strong fiscal management and prosperity, another may languish under the weight of declining industry or chronic state budget problems.

State economic conditions, fiscal management and interest rates play dominant roles in the performance of individual municipal bonds. A strong economy generally leads to higher tax revenues and other income sources for the state, enabling it to more easily repay its debts. Additionally, sound state financial management often results in high ratings from bond rating agencies. High ratings are attractive to investors and can help bonds retain value in the market.

California
-World's 8th largest economy.
-Entertainment jobs growing.
-Recovery continues, growth is exceeding the national average and yielding tax revenue well above estimates.
-General obligation debt upgraded by Standard & Poor's.
-Implementation of welfare reform may pose problems.

Hawaii
-Tourism provides 60% of jobs.
-Strong financial management.
-Slow recovery from early-1990s U.S. and Japanese recessions, which bit into tourism and real estate.
-Government eliminated 1,100 state jobs.

Ohio
-Shift from manufacturing to service trades.
-Economic and personal income growth ahead of national averages.
-Debt is low.

Pennsylvania
-Slowly rebuilding economy, but needs new engine of growth.
-Modest debt rapidly amortized.
-Sound financial management.

Michigan
-Economic growth is 3.5%, higher than national average.
-Once car capital of the world, now more diversified.
-Strengthening fiscal management.

Massachusetts
-Painful cuts in defense and health care eliminated jobs.
-Slowly rebuilding economy.
-Personal income is high.

New York
-High taxes restrain growth, although efforts underway to ease the tax burden.
-Personal income remains high.
-Debt level is high.
-Implementation of welfare reform may pose problems.

Maryland
-One of wealthiest states.
-Personal income 115% of national average, but income growth has stabilized.
-Good financial controls.

Florida
-Economy and personal income growing much faster than national rate.
-Unemployment and debt are low.
-Ended 1995 with a budget surplus for the third year in a row.
-Implementation of welfare reform may pose problems.

Connecticut
-Nation's wealthiest citizens.
-Economically weak from defense cuts.
-Slow growth -- recovery may take years.
-Attempts at "quick fixes" won't provide permanent relief.
-Spurt of growth in personal income tax revenues.

New Jersey
-Broad-based economy and high personal wealth.
-Economic growth gaining but behind national average.
-"Pro-business" tactics siphoned revenue, but may spur more growth.

North Carolina
-Robust, model economy.
-Personal income quickly growing.
-Unemployment well below national average.
-New jobs from financial services, research and high technology.
-Strong financial management.

Source: Prudential Investment Corporation. Selected states are those for which
Prudential Mutual Fund Management manages a state-specific municipal bond mutual fund

Revised: October, 1996

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http:\\www.prudential.com

(LOGO)

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Harry A. Jacobs, Jr.
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy Hays Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435M630                                MF153E
                                         Cat. #444595R
(ICON)

Prudential
Municipal Series Fund
---------------------
Maryland Series

ANNUAL REPORT
Aug. 31, 1996

(LOGO)

Prudential Municipal Series Fund
Maryland Series

Performance At A Glance.
During the 12 months ended August 31, 1996, the municipal bond market experienced a lot of turbulence.
Interest rates first
fell, then rose, and finally finished close to where they started. As a result, investors primarily received coupon income for the past 12 months. The
Prudential Municipal Series Fund -- Maryland Series performed better than the average Maryland municipal fund over the last 12 months, as measured by Lipper
Analytical Services.

Cumulative Total Returns1
As of 8/31/96
                               One          Five
Ten                 Since
                               Year        Years
Years             Inception2
            Class A          5.6% (5.4)4   36.1% (36.0)4
N/A              53.5% (53.4)4
            Class B          5.2  (5.0)4   33.4  (33.3)4
81.5% (80.2)4   119.0 (115.7)4
            Class C          4.9  (4.8)4   N/A
N/A              10.8  (10.7)4
Lipper Maryland Muni Avg.3   4.7           38.7
89.3            126.5

Average Annual Total Returns1
As of 9/30/96
                           One        Five         Ten
Since
                           Year      Years         Years
Inception2
     Class A            3.4% (3.3)4  5.7%          N/A
6.3%
     Class B            1.1  (1.0)4  5.8           6.2%
(6.1)4    7.1% (6.9)4
     Class C            4.9  (4.8)4  N/A           N/A
5.5

Dividends &
 Yields
As of 8/31/96                                      Taxable
Equivalent Yield5
             Total Dividends         30-Day
At Tax Rates Of
             Paid for 12 Mos.       SEC Yield
36%         39.6%
    Class A     $0.51               4.66% (4.61)4   7.75%
(7.66)4  8.21% (8.12)4
    Class B     $0.47               4.40  (4.35)4   7.31
(7.23)4  7.75  (7.66)4
    Class C     $0.44               4.15  (4.10)4   6.90
(6.81)4  7.31  (7.22)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 Class A; 1/22/85 Class B; 8/1/94
Class C.

3The Lipper Maryland Municipal Bond fund average includes 32 funds for one year, 11 funds for five years, four funds for 10 years and two funds since inception of the Class B shares on 1/22/85.

4Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state taxes.

How Investments Compared.
   (As of 8/31/96)
       (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Marie Conti, Fund Manager                          (PICTURE)

Portfolio
Manager's Report
The Series primarily invests in well researched, long-term municipal bonds that offer a high level of income exempt from Maryland state and federal income taxes, consistent with preservation of capital. However, certain shareholders may be subject to federal alternative minimum tax. There can be no assurance that the Series will achieve its investment objective.

More Insurance.
As buyers become more quality conscious, more tax-free municipal bonds are being issued with insurance. In the first half of 1996, 46% of all new bonds issued nationally were insured. Insured bonds in our fund now total 48% of assets, up from 30% a year earlier. This benefits the investor, because payment of both interest and principal of a bond are guaranteed by an insurance company. Of course, no insurance is available to prevent the price of bonds, and bond funds, from fluctuating day to day.

Strategy Session.
Quite Volatile.
Municipal bond interest rates and prices experienced a lot of volatility over the past year. Last fall, interest rates fell and bond prices rose as investors feared a recession. But by early 1996, the tables turned. The economy gained new strength, setting off inflation fears, which pushed interest rates higher and bond prices lower. Municipal bond interest rates rose from 5.63% on January
4 to 6.34% on June 13 -- a difference of nearly three-quarters of a percentage point, as measured by the Bond Buyer's Revenue Bond Index, a widely-watched industry barometer. But when the dust settled on August 31, 1996, municipal bond interest rates were slightly lower than they had been 12 months earlier:
6.09% on August 29, 1996 vs. 6.26% a year earlier.

We Adjusted.
During the last 12 months, we periodically adjusted the Series' holdings to take advantage of these changing market conditions. Last fall, as interest rates were falling, we held a longer duration (a measure of the Series' sensitivity to changing interest rates) to capitalize on rising bond prices.
In February, we reduced duration to 7.8 years to protect assets. When interest rates appeared to be peaking, we increased duration once more, ending on August
31, 1996 at 9.0 years. Throughout the 12 months, we emphasized call protection
(many municipal bonds can be redeemed before maturity) and tried to upgrade credit quality where possible when the interest rate differences between higher- and lower-rated bonds got smaller.

     Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 8/31/96.
           (CHART)

What Went Well.
Time To Upgrade.
When the price difference between higher and lower quality bonds got smaller, we took the opportunity to upgrade the quality of our holdings. Why? Because we were no longer being paid enough to accept the added credit risk. We lowered our exposure to those bonds with credit ratings of A or below. As a percentage of net assets, we reduced these holdings to about 17% on August 31, 1996 from about 28% a year earlier. At the same time, our assets in insured bonds rose substantially, to 48% from 30%.

Culling Callables.
Callable bonds generally carry higher coupons to compensate for the risk that they might be redeemed before maturity. But we've found that this alone is not enough of a reason to own many of them. Prices of callable bonds do not rise as fast as non-callables when the bond market rallies, because price depends on maturity, which can't be calculated with certainty. So we've been selling bonds that are callable in less than eight years, and replacing them either with non-callable bonds or those that are callable in 10 years or more. In this way we'll be able to better manage the risks we face when interest rates rise or fall suddenly, as they have been apt to do in recent years.

Five Largest
Issuers.
5.2%   Montgomery County
4.9%   Maryland State
       Transportation Authority
4.6%   Prince Georges County
4.5%   Ocean City
4.2%   Harford County

Expressed as a percentage of total net assets as of 8/31/96.

And Not So Well.
A Little Long.
We believe we performed better than the average Maryland fund by holding a shorter duration early this year when interest rates started to rise. We would have performed even better had we held on to that shorter duration just a little longer. Since duration measures the Series' sensitivity to changes in interest rates, a shorter duration better protects the Series' principal when interest rates rise. We lengthened duration from 7.8 years in February to 8.7 years in March, and did not shorten below that level for the rest of the spring and summer.

Looking Ahead.
Right now, we're cautious. We're expecting economic growth in the second half to slow. Meanwhile, the Federal Reserve Board is concerned that the economy is growing so rapidly that a shortage of workers is developing, which could induce wage inflation. It is possible that the board will raise short-term interest rates this year, if upward pressure on wages results in inflationary price increases to the consumer.

President's Letter                                October 7,
1996
    (PICTURE)

Dear Shareholder:
Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996.
According to figures
released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of $33 billion in January of 1996. An additional $66 billion was invested in the following three months, although this rapid inflow subsided somewhat in late spring.

While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns." Few expect
1995's virtual non-stop returns from the stock and bond markets. In fact,
1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your Financial
Advisor or Registered Representative. She or he can help you determine reasonable expectations about both the potential performance and risks associated with your investments.

Changes at Prudential.
There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of
Prudential's newly created "Prudential Investments." This group manages and administers nearly $190 billion in client assets and provides mutual funds, annuities, defined benefit and defined contribution plans to our individual and institutional investors. We plan to improve the range and quality of investment products and services that we can provide you by better leveraging
Prudential's strengths. There will, however, be no change in the service you receive from your Financial Advisor, Registered Representative or our Customer
Service unit.

We're excited about our future and hope that you are, too.
Thank you for your
continued support and confidence in Prudential Mutual Funds.

Sincerely,

Richard A. Redeker
President

Portfolio of Investments                 PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                    MARYLAND SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--95.5%
------------------------------------------------------------
------------------------------------------------------------
------
Baltimore Conv. Ctr. Rev., F.G.I.C.
Aaa              5.75%        9/01/08   $  1,075     $
1,095,694
Baltimore Econ. Dev. Lease Rev., Armistead Partnership
BBB+(c)          7.00         8/01/11      1,000
1,050,410
Baltimore Rev., Ref. Wastewater Proj., Ser. A, F.G.I.C.
Aaa              5.50         7/01/26      1,100
1,042,910
Charles Cnty.
Aa               5.50         3/01/05        665
685,941
Charles Cnty.
Aa               5.50         3/01/06        695
713,626
Gaithersburg Hosp. Fac. Rev., Ref. Impvt. Shady Grove
   Adventist Hosp., F.S.A.
Aaa              5.50         9/01/15      1,000
959,060
Gaithersburg Nursing Home Rev., Ref. Shady Grove Adventist
   Hosp., F.S.A.
Aaa              5.50         9/01/15      1,000
959,060
Harford Cnty.
Aa               5.50         3/01/06      1,500
1,545,885
Kent Cnty., Coll. Rev. Proj. & Ref., Washington Coll. Proj.
Baa              7.70         7/01/18        750
812,573
Maryland St. & Local Facs., Second Ser.
Aaa              5.125       10/15/10      1,500
1,452,300
Maryland St. Hlth. & Higher Edl. Facs., Auth. Rev.,
   Doctor's Comn. Hosp.
Baa              5.50         7/01/24      1,000
860,580
   Howard Cnty. Gen. Hosp.
Baa1             5.50         7/01/21      1,000
868,970
   Proj. & Ref. Mercy Medical Center, F.S.A.
Aaa              5.75         7/01/26      1,800
1,754,748
Maryland St. Hsg. & Cmnty. Dev. Admin.,
   Sngl. Fam. Mtge. Rev. Prog., Sixth Ser.
Aa               7.125        4/01/14        705
722,569
   Sngl. Fam. Mtge. Rev. Prog., Third Ser.
Aa               8.00         4/01/18        750
763,282
Maryland St. Ind. Dev. Fin. Auth. Rev., Amer. Ctr. For
   Physics
BBB(c)           6.625        1/01/17      1,000
1,008,150
Maryland St. Trans. Auth., Baltimore Washington Int'l.
   Airport, F.G.I.C.
Aaa              6.25         7/01/14      1,750
1,813,542
Maryland Wtr. Quality Fin. Admin., Revolving Loan Fund
   Rev.,
   Ser. A
Aa               5.90         9/01/04        565
600,267
Montgomery Cnty.,
   Cons. Pub. Impvt.
Aaa              9.75         6/01/01        450
547,614
   Cons. Pub. Impvt., Ser. A
Aaa              5.75        10/01/07      1,300
1,357,577
Northeast Waste Disp. Auth., Baltimore City Sludge Proj.
NR               7.25         7/01/07        904
923,906
Ocean City,
   M.B.I.A.
Aaa              5.40        10/01/11        500
486,505
   M.B.I.A.
Aaa              5.50        10/01/15      1,235
1,188,366
Prince Georges Cnty.,
   Cons. Pub. Impvt., M.B.I.A.
Aaa              5.25         1/01/15        750
714,315
   Hosp. Rev., Dimensions Hlth. Corp.
A                5.30         7/01/24        750
667,297
   Pollution Control Rev., Ref. Potomac Elec. Proj.,
      M.B.I.A.
Aaa              5.75         3/15/10      1,100
1,118,623
   Ref. Cons. Pub. Impvt.
A1               5.25        10/01/11      1,000
971,550
   Stormwater Mgmt.
Aa               6.50         3/15/03      1,140
1,242,338
Puerto Rico Comnwlth.,
   Aqueduct & Swr. Auth. Rev., M.B.I.A.
Aaa              6.00         7/01/07      1,000
1,070,690
   Gen. Oblig., F.S.A.
Aaa              7.958 (d)    7/01/20      1,000
976,250

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments                 PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                    MARYLAND SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Puerto Rico Ind. Tourist, Edu. Med. & Env. Ctrl. Facs.,
   M.B.I.A.
Aaa              6.25%        7/01/24    $ 1,250     $
1,294,138
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa              7.065(d)     1/16/15      1,000
922,500
Takoma Park Hosp. Facs. Rev., Ref. Impvt., Washington
   Adventist Hosp., F.S.A.
Aaa              6.50         9/01/12      1,000
1,086,550
Washington Dist. of Columbia, Metro. Area Transit Auth.
   Rev., F.G.I.C.
Aaa              6.00         7/01/08      1,000
1,064,500
Washington Suburban San. Dist., Water Supply
Aa1              5.25         6/01/14        950
904,600

-----------
Total long-term investments (cost $34,756,010)
35,246,886

-----------
SHORT-TERM INVESTMENTS--3.5%
Puerto Rico Comnwlth.,
   Gov't. Dev. Bank, Ser. 85, F.R.W.D.
VMIG1            3.10         9/04/96        100
100,000
   Hwy. & Trans. Auth. Rev., F.R.W.D.
VMIG1            3.10         9/04/96      1,200
1,200,000

-----------
Total short-term investments (cost $1,300,000)
1,300,000

-----------
Total Investments--99.0%
(cost $36,056,010; Note 4)
36,546,886
Other assets in excess of liabilities--1.0%
350,914

-----------
Net Assets--100%
$36,897,800

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
    interest rate. The rate shown is the rate at year end. NR - Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
-----                                  4      See Notes to
Financial Statements.

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities           MARYLAND
SERIES
------------------------------------------------------------
--------------------

Assets
August 31, 1996

---------------
Investments, at value (cost
$36,056,010)................................................
 ..................        $36,546,886
Interest
receivable..................................................
 .....................................            643,847
Other
assets......................................................
 ........................................              1,161
Receivable for Series shares
sold........................................................
 .................                653

---------------
   Total
assets......................................................
 .....................................         37,192,547

---------------
Liabilities
Bank
overdraft...................................................
 .........................................             71,487
Payable for Series shares
reacquired..................................................
 ....................             88,264
Accrued
expenses....................................................
 ......................................             81,508
Dividends
payable.....................................................
 ....................................             26,793
Management fee
payable.....................................................
 ...............................             14,372
Distribution fee
payable.....................................................
 .............................              9,623
Deferred trustees'
fees........................................................
 ...........................              2,700

---------------
   Total
liabilities.................................................
 .....................................            294,747

---------------
Net
Assets......................................................
 ..........................................
$36,897,800

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........        $    34,329
   Paid-in capital in excess of
par.........................................................
 ..............         35,939,039

---------------

35,973,368
   Accumulated net realized gain on
investments.................................................
 ..........            433,556
   Net unrealized appreciation on
investments.................................................
 ............            490,876

---------------
Net assets, August 31,
1996........................................................
 .......................        $36,897,800

---------------

---------------
Class A:
   Net asset value and redemption price per share
      ($18,338,535 / 1,707,253 shares of beneficial interest
issued and outstanding)......................
$10.74
   Maximum sales charge (3.0% of offering
price)......................................................
 ....                .33

---------------
   Maximum offering price to
public......................................................
 .................             $11.07

---------------

---------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($18,512,086 / 1,721,298 shares of beneficial interest
issued and outstanding)......................
$10.75

---------------

---------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($47,179 / 4,387 shares of beneficial interest issued
and outstanding)..............................
$10.75

---------------

---------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

PRUDENTIAL MUNICIPAL SERIES FUND
MARYLAND SERIES
Statement of Operations
------------------------------------------------------------
------------------------------------------------------------

                                                   Year
Ended
Net Investment Income                            August 31,
1996
Income
   Interest...................................     $
2,210,285
                                                 -----------
----
Expenses
   Management fee.............................
192,126
   Distribution fee--Class A..................
18,483
   Distribution fee--Class B..................
99,492
   Distribution fee--Class C..................
324
   Custodian's fees and expenses..............
66,000
   Reports to shareholders....................
43,000
   Registration fees..........................
36,000
   Transfer agent's fees and expenses.........
31,000
   Audit fee and expenses.....................
12,300
   Legal fees and expenses....................
10,000
   Trustees' fees and expenses................
3,900
   Miscellaneous..............................
9,154
                                                 -----------
----
      Total expenses..........................
521,779
   Less: Management fee waiver................
(19,213)
      Custodian fee credit....................
(17,574)
                                                 -----------
----
      Net expenses............................
484,992
                                                 -----------
----
Net investment income.........................
1,725,293
                                                 -----------
----
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on:
   Investment transactions....................
786,866
   Financial futures contracts................
191,897
   Written options transactions...............
13,504
                                                 -----------
----

992,267
                                                 -----------
----
Net change in unrealized
   appreciation/depreciation of:
   Investments................................
(677,782)
   Financial futures contracts................
4,219
                                                 -----------
----

(673,563)
                                                 -----------
----
Net gain on investments.......................
318,704
                                                 -----------
----
Net Increase in Net Assets
Resulting from Operations.....................     $
2,043,997
                                                 -----------
----
                                                 -----------
----

PRUDENTIAL MUNICIPAL SERIES FUND
MARYLAND SERIES
Statement of Operations

Increase (Decrease)                     Year Ended August
31,
in Net Assets                            1996
1995
Operations
   Net investment income..........   $  1,725,293    $
2,185,896
   Net realized gain (loss) on
      investment transactions.....        992,267
(429,571)
   Net change in unrealized
      appreciation/depreciation of
      investments.................       (673,563)
442,801
                                     ------------    -------
-----
   Net increase in net assets
      resulting from operations...      2,043,997
2,199,126
                                     ------------    -------
-----
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A.....................       (867,743)
(561,997)
      Class B.....................       (855,800)
(1,621,246)
      Class C.....................         (1,750)
(2,653)
                                     ------------    -------
-----
                                       (1,725,293)
(2,185,896)
                                     ------------    -------
-----
   Distributions from net realized
      gains
      Class A.....................             --
(21,234)
      Class B.....................             --
(419,138)
      Class C.....................             --
(255)
                                     ------------    -------
-----
                                               --
(440,627)
                                     ------------    -------
-----
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold........................      2,762,194
2,121,739
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............      1,114,649
1,744,018
   Cost of shares reacquired......     (6,489,419)
(18,256,314)
                                     ------------    -------
-----
   Net decrease in net assets from
      Series share transactions...     (2,612,576)
(14,390,557)
                                     ------------    -------
-----
Total decrease....................     (2,293,872)
(14,817,954)
Net Assets
Beginning of year.................     39,191,672
54,009,626
                                     ------------    -------
-----
End of year.......................   $ 36,897,800    $
39,191,672
                                     ------------    -------
-----
                                     ------------    -------
-----

------------------------------------------------------------
--------------------
-----                                  6      See Notes to
Financial Statements.

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements              MARYLAND SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the ``Fund'') is
registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
fourteen series. The monies of each series are invested in
separate,
independently managed portfolios. The Maryland Series (the
``Series'') commenced
investment operations in January, 1985. The Series is
diversified and seeks to
achieve its investment objective of obtaining the maximum
amount of income
exempt from federal and applicable state income taxes with
the minimum of risk
by investing in ``investment grade'' tax-exempt securities
whose ratings are
within the four highest ratings categories by a nationally
recognized
statistical rating organization or, if not rated, are of
comparable quality. The
ability of the issuers of the securities held by the Series
to meet their
obligations may be affected by economic or political
developments in a specific
state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a ``when-issued''
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 P.M., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt
securities at a set
price for delivery on a future date. Upon entering into a
financial futures
contract, the Series is required to pledge to the broker an
amount of cash
and/or other assets equal to a certain percentage of the
contract amount. This
amount is known as the ``initial margin''. Subsequent
payments, known as
``variation margin'', are made or received by the Series
each day, depending on
the daily fluctuations in the value of the underlying
security. Such variation
margin is recorded for financial statement purposes on a
daily basis as
unrealized gain or loss. When the contract expires or is
closed, the gain or
loss is realized and is presented in the statement of
operations as net realized
gain (loss) on financial futures contracts. The Series
invests in financial
futures contracts in order to hedge its existing portfolio
securities or
securities the Series intends to purchase, against
fluctuations in value caused
by changes in prevailing interest rates. Should interest
rates move
unexpectedly, the Series may not achieve the anticipated
benefits of the
financial futures contracts and may realize a loss. The use
of futures
transactions involves the risk of imperfect correlation in
movements in the
price of futures contracts, interest rates and the
underlying hedged assets.
Option Writing: When the Fund writes an option, an amount
equal to the premium
received by the Fund is recorded as a liability and is
subsequently adjusted to
the current market value of the option written. Premiums
received from writing
options which expire unexercised are treated by the Fund on
the expiration date
as realized gains from securities or currencies based upon
the type of option
written. The difference between the premium and the amount
paid on effecting a
closing purchase transaction, including brokerage
commissions, is also treated
as a realized gain, or if the premium received is less than
the amount paid for
the closing purchase transaction, as a realized loss. If a
call option is
exercised, the premium is added to the proceeds from the
sale of the underlying
security or currency in determining whether the Fund has
realized a gain or
loss. If a put option is exercised, the premium reduces the
cost basis of the
securities or currencies purchased by the Fund. The Fund as
writer of an option
may have no control over whether the underlying securities
may be sold (call) or
purchased (put) and as a result bears the market risk of an
unfavorable change
in the price of the security underlying the writen option.
There were no written
options outstanding at August 31, 1996.
Securities Transactions and Investment Income: Securities
transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management. The Series amortizes premiums and
original issue discount paid on purchases of portfolio
securities as adjustments
to interest income.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series
------------------------------------------------------------
--------------------

7 -----

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements            MARYLAND SERIES
------------------------------------------------------------
--------------------
to continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason and because substantially all
of the Series' gross
income consists of tax-exempt interest, no federal income
tax provision is
required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management, LLC.
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the services
of PIC, the
compensation of officers of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $19,213 ($0.006 per share
for Class A, B and C
shares; .05% of average net assets) until further notice.
The Series' is not
required to reimburse PMF for such waiver.
The Fund had a distribution agreement with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Class
A shares of the
Fund through January 1, 1996. Effective January 2, 1996,
Prudential Securities
Incorporated (``PSI'') became the distributor of the Class A shares of the Fund
and is serving the Fund under the same terms and conditions
as under the
arrangement with PMFD. PSI is also the distributor of the
Class B and Class C
shares of the Fund. The Fund compensates PMFD and PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution (the ``Class A, B and C Plans'') regardless of
expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI, and PMFD for
the period September 1, 1995 through January 1, 1996 with
respect to Class A
shares, for distribution-related activities at an annual
rate of up to .30 of
1%, .50 of 1% and 1%, of the average daily net assets of the
Class A, B and C
shares, respectively. Such expenses under the Plans were .10 of 1%, .50 of 1%
and .75 of 1% of the average daily net assets of the Class
A, B and C shares,
respectively, for the year ended August 31, 1996.
PMFD and PSI have advised the Series that they have received approximately
$4,400 in front-end sales charges resulting from sales of
Class A shares during
the year ended August 31, 1996. From these fees, PMFD and
PSI paid such sales
charges to an affiliated broker-dealer which in turn paid
commissions to
salespersons and incurred other distribution costs.
PSI has advised the Series that for the year ended August
31, 1996, it received
approximately $33,400 and $200 in contingent deferred sales
charges imposed upon
certain redemptions by Class B and Class C shareholders,
respectively.
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC
are indirect,
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the year
ended August 31, 1996,
the Series incurred fees of approximately $23,900 for the
services of PMFS. As
of August 31, 1996, approximately $1,900 of such fees were
due to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the year ended August 31, 1996 were
$15,255,672 and
$16,830,152, respectively.
------------------------------------------------------------
--------------------
-----                                  8

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements            MARYLAND SERIES
------------------------------------------------------------
--------------------
The cost basis of investments for federal income tax purposes is substantially the same as for financial reporting purposes and, accordingly, as of August 31,
1996, net unrealized appreciation of investments for federal income tax purposes is $490,876 (gross unrealized appreciation--$836,497; gross unrealized depreciation $345,621).
The Fund utilized its capital loss carryforward of approximately $399,100 to offset the Series net taxable gains realized and recognized in the fiscal year ended August 31, 1996.
Transactions in written options during the period ended August 31, 1996 were as follows:

                                      Number
                                        of          Premiums
                                     Contracts      Received
                                    -----------    ---------
-
Options written...................           60     $
13,504
Options expired...................         )(60
(13,504)
                                    -----------    ---------
-
Options outstanding at August 31,
  1996                                        0     $
0
                                    -----------    ---------
-
                                    -----------    ---------
-

------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest for the fiscal years ended August 31, 1995 and 1996 were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended August 31, 1996:
Shares sold........................       58,783    $
649,434
Shares issued in reinvestment of
  dividends........................       53,117
575,999
Shares reacquired..................     (308,466)
(3,328,355)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (196,566)
(2,102,922)
Shares issued upon conversion from
  Class B..........................      240,370
2,604,069
                                      ----------    --------
----
Net increase in shares
  outstanding......................       43,804    $
501,147
                                      ----------    --------
----
                                      ----------    --------
----
Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended August 31, 1995:
Shares sold........................       30,696    $
321,277
Shares issued in reinvestment of
  dividends and distributions......       36,276
380,528
Shares reacquired..................     (516,337)
(5,397,762)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (449,365)
(4,695,957)
Shares issued upon conversion from
  Class B..........................    1,858,567
19,167,920
                                      ----------    --------
----
Net increase in shares
  outstanding......................    1,409,202    $
14,471,963
                                      ----------    --------
----
                                      ----------    --------
----
Class B
-----------------------------------
Year ended August 31, 1996:
Shares sold........................      192,644    $
2,088,999
Shares issued in reinvestment of
  dividends........................       49,517
537,616
Shares reacquired..................     (287,898)
(3,130,338)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................      (45,737)
(503,723)
Shares reacquired upon conversion
  into Class A.....................     (240,066)
(2,604,069)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (285,803)   $
(3,107,792)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1995:
Shares sold........................      168,521    $
1,765,335
Shares issued in reinvestment of
  dividends and distributions......      133,516
1,361,503
Shares reacquired..................   (1,235,993)
(12,775,937)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (933,956)
(9,649,099)
Shares reacquired upon conversion
  into Class A.....................   (1,856,766)
(19,167,920)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................   (2,790,722)
$(28,817,019)
                                      ----------    --------
----
                                      ----------    --------
----
Class C
-----------------------------------
Year ended August 31, 1996:
Shares sold........................        2,200    $
23,761
Shares issued in reinvestment of
  dividends........................           96
1,034
Shares reacquired..................       (2,795)
(30,726)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................         (499)   $
(5,931)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1995:
Shares sold........................        3,361    $
35,127
Shares issued in reinvestment of
  dividends and distributions......          194
1,987
Shares reacquired..................       (8,221)
(82,615)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................       (4,666)   $
(45,501)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------

9 -----

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                         MARYLAND SERIES
------------------------------------------------------------
--------------------

Class A
                                      ----------------------
-------------------------------
                                                      Year
Ended August 31,
                                      ----------------------
-------------------------------
                                       1996        1995
1994        1993       1992
                                      -------     -------
-------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   year.............................  $ 10.66     $ 10.66
$ 11.64     $11.11     $10.67
                                      -------     -------
-------     ------     ------
Income from investment operations
Net investment income...............      .51(a)      .53(a)
 .57        .62        .63
Net realized and unrealized gain
   (loss) on investment
   transactions.....................      .08         .10
(.77)       .65        .44
                                      -------     -------
-------     ------     ------
   Total from investment
      operations....................      .59         .63
(.20)      1.27       1.07
                                      -------     -------
-------     ------     ------
Less distributions
Dividends from net investment
   income...........................     (.51)       (.53)
(.57)      (.62)      (.63)
Distributions from net realized
   gains............................       --        (.10)
(.21)      (.12)        --
                                      -------     -------
-------     ------     ------
   Total distributions..............     (.51)       (.63)
(.78)      (.74)      (.63)
                                      -------     -------
-------     ------     ------
Net asset value, end of year........  $ 10.74     $ 10.66
$ 10.66     $11.64     $11.11
                                      -------     -------
-------     ------     ------
                                      -------     -------
-------     ------     ------
TOTAL RETURN(b):....................     5.58%       6.32%
(1.75)%    11.89%     10.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).......  $18,339     $17,726
$ 2,709     $2,930     $1,335
Average net assets (000)............  $18,484     $11,341
$ 2,877     $2,068     $1,080
Ratios to average net assets:
   Expenses, including distribution
      fees..........................     1.10%(a)
1.30%(a)     .95%       .96%       .96%
   Expenses, excluding distribution
      fees..........................     1.00%(a)
1.20%(a)     .85%       .86%       .86%
   Net investment income............     4.69%(a)
4.96%(a)    5.18%      5.51%      5.80%
Portfolio turnover rate.............       42%         49%
40%        41%        34%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
------------------------------------------------------------
--------------------
-----                                  10     See Notes to
Financial Statements.

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                     MARYLAND SERIES
------------------------------------------------------------
--------------------

Class B                                        Class C
                                      ----------------------
---------------------------------     ----------------------
-------
                                                       Year
Ended August 31,                          Year Ended August
31,
                                      ----------------------
---------------------------------     ----------------------
-------
                                       1996        1995
1994        1993        1992           1996             1995
                                      -------     -------
-------     -------     -------     ------------     -------
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period...........................  $ 10.67     $ 10.67
$ 11.65     $ 11.12     $ 10.68        $10.67          $
10.67
                                      -------     -------
-------     -------     -------         -----            ---
---
Income from investment operations
Net investment income...............      .47(a)      .49(a)
 .53         .58         .59           .44(a)
 .47(a)
Net realized and unrealized gain
   (loss) on investment
   transactions.....................      .08         .10
(.77)        .65         .44           .08               .10
                                      -------     -------
-------     -------     -------         -----            ---
---
   Total from investment
      operations....................      .55         .59
(.24)       1.23        1.03           .52               .57
                                      -------     -------
-------     -------     -------         -----            ---
---
Less distributions
Dividends from net investment
   income...........................     (.47)       (.49)
(.53)       (.58)       (.59)         (.44)
(.47)
Distributions from net realized
   gains............................       --        (.10)
(.21)       (.12)         --            --
(.10)
                                      -------     -------
-------     -------     -------         -----            ---
---
   Total distributions..............     (.47)       (.59)
(.74)       (.70)       (.59)         (.44)
(.57)
                                      -------     -------
-------     -------     -------         -----            ---
---
Net asset value, end of period......  $ 10.75     $ 10.67
$ 10.67     $ 11.65     $ 11.12        $10.75          $
10.67
                                      -------     -------
-------     -------     -------         -----            ---
---
                                      -------     -------
-------     -------     -------         -----            ---
---
TOTAL RETURN(b):....................     5.16%       5.88%
(2.13)%     11.43%       9.90%         4.90%
5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....  $18,512     $21,414
$51,198     $57,598     $51,313        $   47          $
52
Average net assets (000)............  $19,898     $33,497
$55,223     $53,780     $50,970        $   43          $
58
Ratios to average net assets:
   Expenses, including distribution
      fees..........................     1.50%(a)
1.55%(a)    1.35%       1.36%       1.37%         1.75%(a)
1.82%(a)
   Expenses, excluding distribution
      fees..........................     1.00%(a)
1.05%(a)     .85%        .86%        .87%         1.00%(a)
1.07%(a)
   Net investment income............     4.30%(a)
4.84%(a)    4.77%       5.11%       5.42%         4.05%(a)
4.55%(a)
Portfolio turnover rate.............       42%         49%
40%         41%         34%           42%               49%
                                      August 1,
                                       1994(d)
                                       through
                                      August 31,
                                         1994
                                      ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period...........................   $  10.70

                                      ----------
Income from investment operations
Net investment income...............        .05
Net realized and unrealized gain
   (loss) on investment
   transactions.....................       (.03)

                                      ----------
   Total from investment
      operations....................        .02

                                      ----------
Less distributions
Dividends from net investment
   income...........................       (.05)
Distributions from net realized
   gains............................         --

                                      ----------
   Total distributions..............       (.05)

                                      ----------
Net asset value, end of period......   $  10.67

                                      ----------
                                      ----------
TOTAL RETURN(b):....................        .07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....   $    102
Average net assets (000)............   $     31
Ratios to average net assets:
   Expenses, including distribution
      fees..........................       2.21%(c)
   Expenses, excluding distribution
      fees..........................       1.47%(c)
   Net investment income............       4.75%(c)
Portfolio turnover rate.............         40%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
11 -----

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Independent Auditors' Report              MARYLAND SERIES
------------------------------------------------------------
--------------------
The Shareholders and Board of Trustees
Prudential Municipal Series Fund, Maryland Series
We have audited the accompanying statement of assets and
liabilities, including
the portfolio of investments, of Prudential Municipal Series
Fund, Maryland
Series as of August 31, 1996, the related statements of
operations for the year
then ended and of changes in net assets for each of the two
years in the period
then ended, and the financial highlights for each of the
five years in the
period then ended. These financial statements and financial
highlights are the
responsibility of the Fund's management. Our responsibility
is to express an
opinion on these financial statements and financial
highlights based on our
audits.
We conducted our audits in accordance with generally
accepted auditing
standards. Those standards require that we plan and perform
the audit to obtain
reasonable assurance about whether the financial statements
and financial
highlights are free of material misstatement. An audit
includes examining, on a
test basis, evidence supporting the amounts and disclosures
in the financial
statements. Our procedures included confirmation of the
securities owned as of
August 31, 1996 by correspondence with the custodian. An
audit also includes
assessing the accounting principles used and significant
estimates made by
management, as well as evaluating the overall financial
statement presentation.
We believe that our audits provide a reasonable basis for
our opinion.
In our opinion, such financial statements and financial
highlights present
fairly, in all material respects, the financial position of
Prudential Municipal
Series Fund, Maryland Series, as of August 31, 1996, the
results of its
operations, the changes in its net assets, and its financial highlights for the
respective stated periods in conformity with generally
accepted accounting
principles.
DELOITTE & TOUCHE LLP
New York, New York
October 14, 1996
                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Federal Income Tax Information              MARYLAND SERIES
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Series' fiscal year end (August 31, 1996) as to the federal
tax status of
dividends paid by the Series during such fiscal year.
Accordingly, we are
advising you that in the fiscal year ended August 31, 1996,
dividends paid from
net investment income of $.51 per Class A share, $.47 per
Class B share, and
$.44 per Class C share were all federally tax-exempt
interest dividends.
We wish to advise you that the corporate dividends received
deduction for the
Series is zero. Only funds that invest in U.S. equity
securities are entitled to
pass-through a corporate dividends received deduction.
In January 1997, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the distributions received
by you in calendar
year 1996.
------------------------------------------------------------
--------------------
-----                                  12

Prudential Muni Series Fund: Maryland Series
--Lehman Bros. General Muni Debt. Index


Comparing A $10,000 Investment.
Prudential Municipal Series Fund: Maryland Series vs.
Lehman Bros. General Muni Debt Index.

(Chart)
(Class A)

(Chart)
(Class B)

(Chart)
(Class C)

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, will be worth more or less than their original cost. The charts on the right are designed to give you an idea how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Municipal Series Fund: Maryland
Series (Class A, Class B and Class C) with a similar investment in the Lehman
Brothers Municipal Bond Index by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of the most recent reporting period (August 31), as measured on a quarterly basis, beginning in 1990 for Class A shares; 1986 for Class B shares; and 1994 for Class C shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in
Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on August 31, 1996; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graph. The graph and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees.

* Without waivers and expense subsidies the value of the $10,000 investment in the Series and the Series' average annual total return, as illustrated above, would have been lower, as indicated in parentheses ( ).

The Index is a weighted index comprised of 21,000 municipal bonds (General obligation bonds, revenue bonds, insured bonds and prerefunded bonds) selected by Lehman Brothers as representative of the long-term investment grade municipal bond market. It is an unmanaged index that includes the reinvestment of all dividends, but does not reflect the transaction costs and advisory fees paid by the Series' investors. The Index's holdings differ from the Series' portfolio. The Index is not the only one that may be used to characterize performance of bond funds and other indices may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http:\\www.prudential.com

       (LOGO)

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Harry A. Jacobs, Jr.
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy Hays Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435M705    MF125E
74435M804    Cat. #6420828
74435M572

(ICON)

Prudential
Municipal
Series Fund

New York Series

ANNUAL
REPORT
Aug. 31, 1996

(LOGO)

Prudential Municipal Series Fund
New York Series

Performance At A Glance.
During the 12 months ended August 31, 1996, the municipal bond market experienced a lot of turbulence. Interest rates first fell, then rose, and finally finished close to where they started. As a result, investors primarily received coupon income for the past 12 months. The
Prudential Municipal Series
Fund - New York Series performed competitively with the average New York municipal fund over the last 12 months, as measured by Lipper Analytical
Services.

Cumulative Total Returns1
As of 8/31/96
                              One               Five
Ten                Since
                              Year              Years
Years            Inception2
                   Class A   4.5% (4.4)      4 41.6% (41.5)4
N/A              61.0% (60.9)4
                   Class B   4.1  (4.0)4     38.8    (38.7)4
81.6% (81.5)4   155.7 (155.5)4
                   Class C   3.9  (3.8)4      N/A
N/A             11.2  (11.1)4
Lipper New York Muni Avg.3   4.5             39.7
94.0            173.6

Average Annual Total Returns1
As of 9/30/96
                                One             Five
Ten           Since
                                Year            Years
Years        Inception2
                   Class A      2.3% (2.2)4      6.5%
N/A            7.1%
                   Class B      0.0              6.6 (6.5)4
6.4%           8.3
                   Class C      3.7              N/A
N/A            5.8 (5.7)4


Dividends
& Yields
Taxable Equivalent Yield5
As of            Total Dividends         30-Day
At Tax Rates Of
8/31/96          Paid for 12 Mos.      SEC Yield
36%              39.6%
        Class A      $0.63           4.80% (4.75)4
8.14% (8.05)4      8.63% (8.53)4
        Class B      $0.58           4.54  (4.49)4
7.70  (7.61)4      8.16  (8.07)4
        Class C      $0.55           4.29  (4.24)4
7.28  (7.19)4      7.71  (7.62)4


Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 Class A; 9/13/84 Class B; 8/1/94
Class C.

3The Lipper New York Municipal Bond fund average includes 98 funds for one year,
43 funds for five years, 18 funds for 10 years and 12 funds since inception of the Class B shares on 9/13/84.

4Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state taxes.

How Investments Compared.
     (As of 8/31/96)

       (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different - we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Peter J. Allegrini and Christian Smith, Fund Managers
(PICTURE)

Portfolio
Managers' Report
(PICTURE)

The Series primarily invests in well reseached, long-term municipal bonds that offer a high level of income that is exempt from New York state, New York City, and federal income taxes, while simultaneously attempting to preserve capital.
However, certain shareholders may be subject to federal alternative minimum tax.
There can be no assurance that the Series will achieve its investment objective.

More Insurance.
As municipal bond buyers become more quality conscious, more tax-free municipal bonds are being issued with insurance. In the first half of 1996, 33% of all new bonds issued in New York were insured. Insured bonds in our fund now total
40% of assets, up from 37% a year earlier. This benefits the investor, because payment of both interest and principal of a bond is guaranteed by an insurance company. Of course, no insurance is available to prevent the price of bonds, and bond funds, from fluctuating day to day.


Strategy Session.

Quite Volatile.
Municipal bond interest rates and prices experienced a lot of volatility over the past year, but ended close to where they started. Last fall, interest rates fell and bond prices rose as investors feared a recession. But by early 1996, the tables turned. The economy gained new strength, setting off inflation fears, which pushed interest rates higher and bond prices lower. Municipal bond interest rates rose from 5.63% on January 4 to 6.34% on June 13 - a difference of nearly three-quarters of a percentage point, as measured by the Bond Buyer's
Revenue Bond Index, a widely-watched industry barometer. But when the dust settled on August 31, 1996, municipal bond interest rates were slightly lower than they had been 12 months earlier: 6.09% on August 29, 1996 vs. 6.26% a year earlier.

We Adjusted Duration.
During the last 12 months, we periodically adjusted the Series' holdings to take advantage of these changing market conditions. Last fall, as interest rates were falling, we held a longer duration (a measure of the Series' sensitivity to changing interest rates) to capitalize on rising bond prices. In 1996, we reduced duration to protect assets. Throughout the 12 months, we emphasized call protection (many municipal bonds can be redeemed before maturity) and tried to upgrade credit quality where possible when the interest rate differences between higher- and lower-rated bonds got smaller.

Portfolio Breakdown.
Expressed as a percentage of
total investments as of 8/31/96.

           CHART

What Went Well.

Time To Upgrade.
When the price difference between higher and lower quality bonds gets smaller, it often appears to be a good time to upgrade the quality of our holdings, because we are no longer being paid enough to accept added credit risk. We took advantage of this opportunity by increasing our assets in insured bonds to 40% as of August 31, 1996, up from 37% a year ago.

A Bit More Safety.
We've been more interested this year in debt issued by governmental entities that have their own revenue streams dedicated to the repayment of bonds, rather than those that depend on annual appropriations by the state legislature. For example, over the last 12 months we've purchased bonds issued by the
Metropolitan Transportation Authority and New York State
Environmental
Facilities Corp. because they have more readily identifiable revenues to fund debt service.

And Not So Well.
Too Long, Too Long.
Late in 1995, the U.S. economy was growing slowly. We expected this to continue into early 1996, so we held our duration - a measure of the Series' sensitivity to interest rate changes - fairly long, at 8.5 years as late as March. But the economic slowdown was only temporary, largely the result of the government shutdown and the severe weather in the Northeast. When the economy accelerated, we were caught off guard. A shorter duration would have offered better protection against rising interest rates. Our duration is now 7.7 years, a more neutral position.


Credit Quality.
Expressed as a percentage of
total investments as of 8/31/96.

             (CHART)


Five Largest Issuers.
8.9% New York City
     General Obligation
8.2% New York State
     Dormitory Authority
     City University
7.3% New York State
     Urban Development
6.4% Metropolitan Transit
     Authority
     Trans. Facs. Rev.
4.8% New York State Local
     Govt. Assistance
Expressed as a percentage of total net assets as of 8/31/96.

Looking Ahead.

Right now, we're cautious. We're expecting economic growth in the second half of 1996 to slow. Meanwhile, the Federal Reserve Board is concerned that the economy is growing so rapidly that a shortage of workers is developing, which could induce wage inflation. It is possible that the board will raise short-term interest rates this year, if upward pressure on wages results in inflationary price increases to the consumer.

President's Letter
October 7, 1996

(PICTURE)

Dear Shareholder:
Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996.
According to figures
released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of $33 billion in January of 1996. An additional $66 billion was invested in the following three months, although this rapid inflow subsided somewhat in late spring.
While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns." Few expect
1995's virtual non-stop returns from the stock and bond markets. In fact,
1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your
Financial Advisor or Registered Representative. She or he can help you determine reasonable expectations about both the potential performance and risks associated with your investments.

Changes at Prudential.
There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of
Prudential's newly created "Prudential Investments." This group manages and administers nearly $190 billion in client assets and provides mutual funds, annuities, defined benefit and defined contribution plans to our individual and institutional investors. We plan to improve the range and quality of investment products and services that we can provide you by better leveraging
Prudential's strengths. There will, however, be no change in the service you receive from your Financial Advisor, Registered Representative or our Customer
Service unit. We're excited about our future and hope that you are, too. Thank you for your continued support and confidence in Prudential Mutual Funds.

Sincerely,

Richard A. Redeker
President

Portfolio of Investments                   PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                      NEW YORK SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--94.9%
------------------------------------------------------------
------------------------------------------------------------
------
City of Elmira, Wtr. Impt., Ser. B, A.M.B.A.C.
Aaa              5.95%        3/01/16   $  5,395     $
5,420,087
City of New Rochelle Ind. Dev. Agcy.,
   Coll. of New Rochelle
BBB-(c)          6.625        7/01/12        500
513,290
   Coll. of New Rochelle
BBB-(c)          6.75         7/01/22      2,000
2,051,040
Dutchess Cnty. Res. Rec. Agcy. Rev., Solid Waste Mgmt.,
   Ser. A, F.G.I.C.
Aaa              7.50         1/01/09      1,150
1,251,534
Islip Res. Rec., Ser. B, A.M.B.A.C.
Aaa              7.20         7/01/10      1,745
2,015,580
Jefferson Cnty. Ind. Dev. Agcy., Solid Waste Disp. Rev.
Baa1             7.20        12/01/20      1,500
1,590,630
Met. Trans. Auth. Facs. Rev.,
   Commuter Facs., Ser. 7
Baa1             Zero         7/01/08      8,760
4,356,260
   Commuter Facs., Ser. 7
Baa1             Zero         7/01/09      4,445
2,057,991
   Commuter Facs., Ser. A, F.G.I.C.
Aaa              5.60         7/01/09        500
502,535
   Commuter Facs., Ser. A, F.G.I.C.
Aaa              5.70         7/01/10      1,000
1,006,760
   Commuter Facs., Ser. O
Baa1             5.50         7/01/17      2,500
2,307,575
   Trans. Facs. Rev., Ser. A, F.S.A.
Aaa              5.50         7/01/08      3,630
3,629,709
   Trans. Facs. Rev., Ser. A, F.S.A.
Aaa              5.60         7/01/09      2,900
2,897,129
   Trans. Facs. Rev., Ser. A, F.S.A.
Aaa              5.70         7/01/10      4,600
4,603,496
   Trans. Facs. Rev., Ser. N, F.G.I.C.
Aaa             Zero          7/01/12      5,575
2,271,757
   Trans. Facs. Rev., Ser. N, F.G.I.C.
Aaa             Zero          7/01/13      4,000
1,532,600
   Trans. Facs. Rev., Ser. O
Baa1             5.75         7/01/08      2,740
2,693,667
   Trans. Facs. Rev., Ser. O
Baa1             5.75         7/01/13      1,975
1,898,686
Mun. Assist. Corp. for New York City, Ser. E
Aa               6.00         7/01/06      6,700
7,134,629
New York City Ind. Dev. Agcy., Spec. Fac. Rev.,
   U.S.T.A. National Tennis Center Proj., F.S.A.
Aaa              6.375       11/15/14      1,000
1,055,550
   Y.M.C.A. Of Greater N.Y. Proj.
NR               8.00         8/01/16      1,350
1,448,982
New York City, Gen. Oblig.,
   Ser. A
Aaa              7.75         3/15/03      3,330(d)
3,701,928
   Ser. B
Aaa              8.00         6/01/99        890(d)
972,610
   Ser. B
Baa1             8.00         6/01/99        130
140,349
   Ser. B
Baa1             7.50         2/01/01      4,000
4,340,000
   Ser. B
Baa1             5.875        8/15/12      9,000
8,531,550
   Ser. D
Baa1             8.00         8/01/03      2,500
2,785,600
   Ser. D
Baa1             7.70         2/01/09      3,040
3,366,982
   Ser. F
Baa1             8.20        11/15/03      3,000
3,371,400

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments                   PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                      NEW YORK SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New York St. Dorm. Auth. Rev.,
   City Univ., Ser. A
Baa1             5.75%        7/01/13   $  3,500     $
3,361,190
   City Univ. Refunding Bonds
Baa1             6.00         7/01/14      6,500
6,415,370
   City Univ. Sys. Cons., Ser. A
Baa1             8.125        7/01/07      3,435
3,697,331
   City Univ. Sys. Cons., Ser. A
Baa1             5.625        7/01/16      5,600
5,271,280
   City Univ. Sys. Cons., Ser. C, F.G.I.C.
Aaa              7.50         7/01/10      3,500
4,181,030
   City Univ. Sys. Cons., Ser. D
Baa1             7.00         7/01/09      1,880
2,065,913
   Coll. & Univ. Ed., M.B.I.A.
Aaa             Zero          7/01/04      2,255
1,504,694
   Episcopal Hlth. Svcs., G.N.M.A.
AAA(c)           7.55         8/01/29      3,000
3,239,970
   Insured Mount Sinai Med. Sch., Ser. A, M.B.I.A.
Aaa              5.00         7/01/13      2,945
2,723,506
   Long Island Med. Ctr., Ser. A, F.H.A.
Aa               7.625        8/15/08      2,595
2,739,749
   Long Island Med. Ctr., Ser. A, F.H.A.
Aa               7.75         8/15/27      4,100
4,335,832
   Mental Hlth. Svcs. Fac. Impvt., Ser. B
Baa1             6.50         8/15/11      3,000
3,101,640
   Spec. Act. Sch. Districts, F.G.I.C.
Aaa              7.00         7/01/13      3,050
3,316,326
   St. Univ. Edl. Facs., Ser. A
Baa1             5.25         5/15/15      8,600
7,754,706
   St. Univ. Edl. Facs., Ser. B
Baa1             7.50         5/15/11      4,660
5,355,878
New York St. Energy Resch. & Dev. Auth. Rev.,
   Brooklyn Union Gas Co., Ser. B, M.B.I.A.
Aaa              6.75         2/01/24      2,000(f)
2,132,860
   Brooklyn Union Gas Co., Ser. D, M.B.I.A.
Aaa              5.635(e)     7/08/26      4,000
3,735,120
   Con. Edison Co.
Aa3              7.50         7/01/25      6,735
7,204,429
   Con. Edison Co., Ser.A
Aa3              7.50         1/01/26      4,775
5,131,215
New York St. Environ. Facs. Corp., Poll. Ctrl. Rev.,
   Ser. C
Aaa              5.35         7/15/07      2,000
2,012,980
   Ser. C
Aaa              5.45         7/15/08      3,090
3,110,641
   Ser. C
Aaa              5.55         7/15/09      1,375
1,384,130
   St. Wtr. Revolving Fund, Ser. B
Aa               7.50         3/15/11      1,300
1,402,154
   St. Wtr. Revolving Fund, Ser. E
Aa               6.50         6/15/14      1,000
1,059,590
New York St. Hsg. Fin. Agcy. Rev., Ser. A,
   Multifamily Hsg.
Aa               7.05         8/15/24      1,000
1,050,160
   Ref. Hsg. Proj. Mtge., Ser. A, F.S.A.
Aaa              6.10        11/01/15      8,900
8,921,182
   St. Univ. Constr., Ser. A
Aaa              8.00         5/01/11      3,600(d)
4,415,256
New York St. Local Gov't. Assistance Corp.,
   Ser. C
A               Zero          4/01/14     11,882
4,229,992
   Ser. E
A                6.00         4/01/14      6,135
6,302,915
   Ser. E
A                5.25         4/01/16      4,500
4,197,330

------------------------------------------------------------
--------------------
-----4                                    See Notes to
Financial Statements.

Portfolio of Investments                   PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                      NEW YORK SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New York St. Med. Care Facs. Fin. Agcy. Rev.,
   Mental Hlth. Svcs., M.B.I.A.
Aaa              6.00%        8/15/02   $  3,000     $
3,179,790
   Mental Hlth. Svcs., Ser. A
Baa1             7.50         8/15/07        815
899,964
   New York Hosp., Ser. A, A.M.B.A.C., F.H.A.
Aaa              6.50         8/15/29      3,000
3,207,270
   St. Francis Hosp., Proj. A, F.G.I.C.
Aaa              7.60        11/01/08      2,350
2,534,310
New York St. Mtge. Agcy. Rev.,
   Homeowner Mtge., Ser. A
Aa               8.05        10/01/21      3,110
3,261,457
   Homeowner Mtge., Ser 55
Aa               5.95        10/01/17      2,000
1,966,880
New York St. Mun. Bond Bank Agcy., Spec. Proj. Rev., Ser.
   A
A+(c)            6.75         3/15/11      3,000
3,195,030
New York St. Thrwy. Auth. Svc. Contract Rev., Local
   Highway & Bridge
Baa1             6.45         4/01/15      1,000
1,023,800
New York St. Urban Dev. Corp. Rev.,
   Correctional Cap. Facs., A.M.B.A.C.
Aaa             Zero          1/01/08     10,000
5,424,000
   Correctional Cap. Facs., Ser.5, A.M.B.A.C.
Aaa              6.00         1/01/04      4,415
4,688,553
   St. Facs.
Baa1             5.75         4/01/11      5,000
4,832,200
   St. Facs.
Baa1             5.75         4/01/12      5,750
5,532,305
   St. Facs.
Baa1             5.60         4/01/15      2,000
1,881,140
Port Auth. of New York & New Jersey, Ser. 70
A1               7.25         8/01/25      1,000
1,069,700
Puerto Rico Comnwlth.,
   Gen. Oblig., A.M.B.A.C.
Aaa              7.00         7/01/10      6,500
7,503,860
   Pub. Impvt. Rfdg., M.B.I.A.
Aaa              7.00         7/01/10      1,250
1,443,050
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Ser. W
Aaa              5.50         7/01/13     11,000
10,856,560
Puerto Rico Elec. Pwr. Auth. Rev., Pub. Impvt. Ref.,
   M.B.I.A.
Aaa             Zero          7/01/04     11,895
8,028,649
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Gov't. Facs., Ser.
   A, A.M.B.A.C.
Aaa              6.25         7/01/15      2,050
2,183,886
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa              6.677(e)     1/25/07      7,875
7,707,656
Rockland Cnty. Solid Waste Mgmt. Auth., Ser. B, A.M.B.A.C.
Aaa              5.625       12/15/14      1,585
1,525,325
Suffolk Cnty. Ind. Dev. Agcy., Southwest Swr. Sys. Rev.,
   F.G.I.C.
Aaa              6.00         2/01/07      1,000
1,067,830
Suffolk Cnty. Wtr. Auth. Rev., Ser. W
AAA(c)           6.80         6/01/12      1,740(d)
1,913,530
Suffolk Cnty. Wtr. Auth., Waterworks Rev., M.B.I.A.
Aaa              6.00         6/01/09      5,160
5,461,757
Triborough Bridge & Tunl. Auth. Rev., Ser. A, M.B.I.A.
Aaa              6.00         1/01/10      2,000
2,110,900
Western Nassau Cnty. Wtr. Auth., Wtr. Sys. Rev.,
   A.M.B.A.C.
Aaa              5.65         5/01/26      2,000
1,932,880

------------
Total long-term investments (cost $281,374,188)
289,236,557

------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

Portfolio of Investments                   PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                      NEW YORK SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--4.2%
New York City Hsg. Dev. Corp., E.17th St. Property, Ser.
   93A, F.R.D.D.
A-1(c)           3.85%        9/03/96   $    200     $
200,000
New York City Ind. Dev. Agcy. Rev., Japan Airlines, Ser.
   91, F.R.D.D.
A1+(c)           3.90         9/03/96        800
800,000
New York St. Energy. Resch. & Dev. Auth., Poll. Ctrl.
   Rev.,
   Niagara Mohawk Pwr. Corp., Ser. 85A, F.R.D.D.
A1+(c)           3.95         9/03/96        900
900,000
   Niagara Mohawk Pwr. Corp., Ser. 86A, F.R.D.D.
P1               3.95         9/03/96      3,300
3,300,000
   Niagara Mohawk Pwr. Corp., Ser. 87A, F.R.D.D.
A2               4.05         9/03/96      5,900
5,900,000
   Niagara Mohawk Pwr. Corp., Ser. 87B, F.R.D.D.
A1+(c)           4.05         9/03/96      1,300
1,300,000
Port Auth. of New York & New Jersey, Ser. 3, F.R.D.D.
VMIG1            3.65         9/03/96        200
200,000

------------
Total short-term investments (cost $12,600,000)
12,600,000

------------
Total Investments--99.1%
(cost $ 293,974,188; Note 4)
301,836,557
Other assets in excess of liabilities--0.9%
>2,840,839

------------
Net Assets--100%
$304,677,396

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Corporation.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
(e) Inverse floating rate bond. The coupon is inversely
indexed to a floating
    interest rate. The rate shown is the rate at year end.
(f) Pledged as initial margin on financial futures
contracts.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
-----6                                      See Notes to
Financial Statements.

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities          NEW YORK SERIES
------------------------------------------------------------
--------------------

Assets
August 31, 1996

---------------
Investments, at value (cost
$293,974,188)...............................................
 ..................       $ 301,836,557
Cash........................................................
 ..............................................
51,745
Interest
receivable..................................................
 .....................................           3,398,940
Receivable for Series shares
sold........................................................
 .................             163,993
Due from broker-variation
margin......................................................
 ....................              58,219
Prepaid expenses and other
assets......................................................
 ...................               9,386

---------------
   Total
assets......................................................
 .....................................         305,518,840

---------------
Liabilities
Payable for Series shares
reacquired..................................................
 ....................             312,861
Dividends
payable.....................................................
 ....................................             247,785
Management fee
payable.....................................................
 ...............................             118,098
Accrued
expenses....................................................
 ......................................              86,487
Distribution fee
payable.....................................................
 .............................              73,513
Deferred trustee's
fees........................................................
 ...........................               2,700

---------------
   Total
liabilities.................................................
 .....................................             841,444

---------------
Net
Assets......................................................
 ..........................................       $
304,677,396

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........       $     258,869
   Paid-in capital in excess of
par.........................................................
 ..............         289,823,156

---------------

290,082,025
   Accumulated net realized gain on
investments.................................................
 ..........           6,655,377
   Net unrealized appreciation on
investments.................................................
 ............           7,939,994

---------------
Net assets, August 31,
1996........................................................
 .......................       $ 304,677,396

---------------

---------------
Class A:
   Net asset value and redemption price per share
      ($168,036,760 / 14,279,015 shares of beneficial
interest issued and outstanding)....................
$11.77
   Maximum sales charge (3% of offering
price)......................................................
 ......                 .36

---------------
   Maximum offering price to
public......................................................
 .................              $12.13

---------------

---------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($135,764,197 / 11,533,381 shares of beneficial
interest issued and outstanding)....................
$11.77

---------------

---------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($876,439 / 74,455 shares of beneficial interest
issued and outstanding)............................
$11.77

---------------

---------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK SERIES
Statement of Operations
------------------------------------------------------------

                                                 Year Ended
Net Investment Income                          August 31,
1996
Income
   Interest and discount earned............     $
19,028,429
                                              --------------
---
Expenses
   Management fee..........................
1,608,029
   Distribution fee--Class A...............
168,291
   Distribution fee--Class B...............
763,278
   Distribution fee--Class C...............
4,941
   Transfer agent's fees and expenses......
165,000
   Custodian's fees and expenses...........
98,000
   Reports to shareholders.................
76,000
   Registration fees.......................
44,500
   Audit fees and expenses.................
12,300
   Legal fees and expenses.................
10,000
   Trustees' fees..........................
3,900
   Miscellaneous...........................
22,260
                                              --------------
---
      Total expenses.......................
2,976,499
   Less: Management fee waiver.............
(160,803)
       Custodian fee credit................
(17,613)
                                              --------------
---
   Net expenses............................
2,798,083
                                              --------------
---
Net investment income......................
16,230,346
                                              --------------
---
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on:
   Investment transactions.................
8,098,900
   Financial futures transactions..........
903,272
                                              --------------
---

9,002,172
                                              --------------
---
Net change in unrealized appreciation on:
   Investments.............................
(11,379,989)
   Financial futures contracts.............
77,625
                                              --------------
---

(11,302,364)
                                              --------------
---
Net loss on investments....................
(2,300,192)
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................     $
13,930,154
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                    Year Ended August 31,
in Net Assets                           1996            1995
Operations
   Net investment income..........  $ 16,230,346    $
17,632,805
   Net realized gain (loss) on
      investment transactions.....     9,002,172
(425,049)
   Net change in unrealized
      appreciation of
      investments.................   (11,302,364)
5,023,826
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...    13,930,154
22,231,582
                                    ------------    --------
----
Dividends and distributions (Note
   1)
   Dividends from net investment
      income
      Class A.....................    (8,811,465)
(5,367,852)
      Class B.....................    (7,388,688)
(12,248,452)
      Class C.....................       (30,193)
(16,501)
                                    ------------    --------
----
                                     (16,230,346)
(17,632,805)
                                    ------------    --------
----
   Distributions from net realized
      gains
      Class A.....................      (701,061)
--
      Class B.....................      (645,835)
--
      Class C.....................        (2,246)
--
                                    ------------    --------
----
                                      (1,349,142)
--
                                    ------------    --------
----
Series share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold........................    18,427,055
18,761,553
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............    10,492,197
10,361,213
   Cost of shares reacquired......   (47,159,422)
(52,939,335)
                                    ------------    --------
----
   Net decrease in net assets from
      Series share transactions...   (18,240,170)
(23,816,569)
                                    ------------    --------
----
Total decrease....................   (21,889,504)
(19,217,792)
Net Assets
Beginning of year.................   326,566,900
345,784,692
                                    ------------    --------
----
End of year.......................  $304,677,396
$326,566,900
                                    ------------    --------
----
                                    ------------    --------
----

------------------------------------------------------------
--------------------
-----8                                     See Notes to
Financial Statements.

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements                NEW YORK SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the ``Fund'') is
registered under the
Investment Company Act of 1940 as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
fourteen series. The monies of each series are invested in
separate,
independently managed portfolios. The New York Series (the
``Series'') commenced
investment operations in September, 1984. The Series is
diversified and seeks to
achieve its investment objective of obtaining the maximum
amount of income
exempt from federal and applicable state and city income
taxes with the minimum
of risk by investing in ``investment grade'' tax-exempt
securities and whose
ratings are within the four highest ratings categories by a
nationally
recognized statistical rating organization or, if not rated, are of comparable
quality. The ability of the issuers of the securities held
by the Series to meet
their obligations may be affected by economic developments
in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: The Series values municipal securities (including commitments to purchase such securities on a ``when-issued'' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

All securities are valued as of 4:15 p.m., New York time.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the ``initial margin''. Subsequent payments, known as ``variation margin'', are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its net income to shareholders. For this reason and because substantially all of the Series' gross income consists of tax-exempt interest, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
--------------------

9 -----

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements                NEW YORK SERIES
------------------------------------------------------------
--------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Mutual
Fund Management LLC.
(``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series. PMF has agreed to waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $160,803 ($0.006 per share for the fiscal year ended August 31, 1996). The Series is not required to reimburse PMF for such waiver.

The Fund had a distribution agreement with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Class
A shares of the
Fund through January 1, 1996. Effective January 2, 1996,
Prudential Securities
Incorporated (``PSI'') became distributor of the Class A shares of the Fund and is serving the Fund under the same terms and conditions as under the arrangement with PMFD. PSI is also the distributor of the Class B and Class C shares of the
Fund. The Fund compensated PMFD and PSI for distributing and servicing the
Fund's Class A, Class B, and Class C shares, pursuant to plans of distribution,
(the ``Class A, B and C plans'') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI, and PMFD for the period September 1, 1995 through January 1, 1996 with respect to Class A shares, for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%, .50 of 1%
and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the fiscal year ended August 31, 1996.

PMFD and PSI have advised the Series that they have received approximately
$44,000 in front-end sales charges resulting from sales of Class A shares during the fiscal year ended August 31, 1996. From these fees, PMFD and PSI paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Series that for the fiscal year ended
August 31, 1996, it
received approximately $317,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.

PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC
are indirect,
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the fiscal
year ended August
31, 1996, the Series incurred fees of approximately $127,000 for the services of
PMFS. As of August 31, 1996, approximately $9,800 of such
fees were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the fiscal year ended August 31, 1996 were $276,839,476 and
$285,033,908, respectively.

The cost basis of investments for federal income tax purposes at August 31, 1996 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation on investments for federal income tax purposes was
$7,862,369 (gross unrealized appreciation--$10,288,888, gross unrealized depreciation--$2,426,519).

The Series utilized its capital loss carryforward of approximately $1,071,600 to offset net taxable gains realized and recognized during the fiscal year ended
August 31, 1996.

At August 31, 1996 the Series sold 69 financial futures on
U.S. Treasury bonds
which expire in December 1996. The value at sale of such
contracts was
$7,445,531. The value of such contracts on August 31, 1996
was $7,367,906,
thereby resulting in an unrealized gain of $77,625.
------------------------------------------------------------
--------------------
-----10

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements               NEW YORK SERIES
------------------------------------------------------------
--------------------
Note 5. Capital

The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest for the fiscal years ended August
31, 1996 and 1995 were as follows:

Class A                               Shares          Amount
----------------------------------  -----------    ---------
----
Year ended August 31, 1996:
Shares sold.......................      288,545    $
3,471,580
Shares issued in reinvestment of
  dividends and distributions.....      482,548
5,793,739
Shares reacquired.................   (1,836,870)
(21,951,600)
                                    -----------    ---------
----
Net decrease in shares outstanding
  before conversion...............   (1,065,777)
(12,686,281)
Shares issued upon conversion from
  Class B.........................    1,655,227
19,855,903
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      589,450    $
7,169,622
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended August 31 1995:
Shares sold.......................      277,184    $
3,225,910
Shares issued in reinvestment of
  dividends.......................      267,148
3,155,429
Shares reacquired.................   (1,006,903)
(11,817,623)
                                    -----------    ---------
----
Net decrease in shares outstanding
  before conversion...............     (462,571)
(5,436,284)
Shares issued upon conversion from
  Class B.........................   12,985,377
149,561,617
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................   12,522,806    $
144,125,333
                                    -----------    ---------
----
                                    -----------    ---------
----

Class B                               Shares          Amount
----------------------------------  -----------    ---------
----
Year ended August 31, 1996:
Shares sold.......................    1,214,638    $
14,603,191
Shares issued in reinvestment of
  dividends and distributions.....      388,580
4,669,975
Shares reacquired.................   (2,099,335)
(25,184,658)
                                    -----------    ---------
----
Net decrease in shares outstanding
  before conversion...............     (496,117)
(5,911,492)
Shares reacquired upon conversion
  into Class A....................   (1,655,227)
(19,855,903)
                                    -----------    ---------
----
Net decrease in shares
  outstanding.....................   (2,151,344)   $
(25,767,395)
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended August 31, 1995:
Shares sold.......................    1,310,430    $
15,158,331
Shares issued in reinvestment of
  dividends.......................      627,938
7,192,642
Shares reacquired.................   (3,612,951)
(41,102,851)
                                    -----------    ---------
----
Net decrease in shares outstanding
  before conversion...............   (1,674,583)
(18,751,878)
Shares reacquired upon conversion
  into Class A....................  (12,985,377)
(149,561,617)
                                    -----------    ---------
----
Net decrease in shares
  outstanding.....................  (14,659,960)
$(168,313,495)
                                    -----------    ---------
----
                                    -----------    ---------
----
Class C
----------------------------------
Year ended August 31, 1996:
Shares sold.......................       29,584    $
352,284
Shares issued in reinvestment of
  dividends and distributions.....        2,378
28,483
Shares reacquired.................       (1,951)
(23,164)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................       30,011    $
357,603
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended August 31, 1995:
Shares sold.......................       32,796    $
377,312
Shares issued in reinvestment of
  dividends.......................        1,131
13,142
Shares reacquired.................       (1,612)
(18,861)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................       32,315    $
371,593
                                    -----------    ---------
----
                                    -----------    ---------
----

------------------------------------------------------------
--------------------

11 -----

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                         NEW YORK SERIES
------------------------------------------------------------
--------------------

Class A
                                        --------------------
----------------------------------------

Year Ended August 31,
                                        --------------------
----------------------------------------
                                            1996
1995        1994        1993        1992
                                        ------------     ---
-----     -------     -------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   year.............................      $  11.91       $
11.71     $ 12.54     $ 11.75     $11.08
                                        ------------     ---
-----     -------     -------     ------
Income from investment operations
Net investment income...............           .63(a)
 .66(a)      .67         .70        .71
Net realized and unrealized gain
   (loss) on investment
   transactions.....................          (.09)
 .20        (.83)        .79        .67
                                        ------------     ---
-----     -------     -------     ------
   Total from investment
      operations....................           .54
 .86        (.16)       1.49       1.38
                                        ------------     ---
-----     -------     -------     ------
Less distributions
Dividends from net investment
   income...........................          (.63)
(.66)       (.67)       (.70)      (.71)
Distributions from net realized
   gains............................          (.05)
--          --          --         --
                                        ------------     ---
-----     -------     -------     ------
   Total distributions..............          (.68)
(.66)       (.67)       (.70)      (.71)
                                        ------------     ---
-----     -------     -------     ------
Net asset value, end of year........      $  11.77       $
11.91     $ 11.71     $ 12.54     $11.75
                                        ------------     ---
-----     -------     -------     ------
                                        ------------     ---
-----     -------     -------     ------
TOTAL RETURN(b):....................          4.53%
7.70%      (1.38)%     13.06%     12.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).......      $168,037
$163,025     $13,661     $11,821     $6,057
Average net assets (000)............      $168,291       $
95,024     $13,454     $ 8,755     $4,024
Ratios to average net assets:
   Expenses, including distribution
      fees..........................           .68%(a)
 .69%(a)     .74%        .74%       .74%
   Expenses, excluding distribution
      fees..........................           .58%(a)
 .59%(a)     .64%        .64%       .64%
   Net investment income............          5.24%(a)
5.65%(a)    5.46%       5.78%      6.19%
Portfolio turnover rate.............            92%
57%         49%         44%        45%

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends.
------------------------------------------------------------
--------------------
-----12                                    See Notes to
Financial Statements.

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                        NEW YORK SERIES
------------------------------------------------------------
--------------------

Class C

Class B                                   ------------
                                      ----------------------
---------------------------------------------         Year

Year Ended August 31,                               Ended
                                      ----------------------
---------------------------------------------      August
31,
                                          1996
1995         1994         1993         1992           1996
                                      ------------        --
------     --------     --------     --------         -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period...........................    $  11.91          $
11.71     $  12.54     $  11.75     $  11.08        $11.91
                                      ------------        --
------     --------     --------     --------         -----
Income from investment operations
Net investment income...............         .58(a)
 .61(a)       .62          .65          .66           .55(a)
Net realized and unrealized gain
   (loss) on investment
   transactions.....................        (.09)
 .20         (.83)         .79          .67          (.09)
                                      ------------        --
------     --------     --------     --------         -----
   Total from investment
      operations....................         .49
 .81         (.21)        1.44         1.33           .46
                                      ------------        --
------     --------     --------     --------         -----
Less distributions
Dividends from net investment
   income...........................        (.58)
(.61)        (.62)        (.65)        (.66)         (.55)
Distributions from net realized
   gains............................        (.05)
--           --           --           --          (.05)
                                      ------------        --
------     --------     --------     --------         -----
   Total distributions                      (.63)
(.61)        (.62)        (.65)        (.66)         (.60)
                                      ------------        --
------     --------     --------     --------         -----
Net asset value, end of period......    $  11.77          $
11.91     $  11.71     $  12.54     $  11.75        $11.77
                                      ------------        --
------     --------     --------     --------         -----
                                      ------------        --
------     --------     --------     --------         -----
TOTAL RETURN(b):....................        4.12%
7.27%       (1.77)%      12.61%       12.32%         3.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....    $135,764
$163,013     $331,982     $358,607     $316,472        $
876
Average net assets (000)............    $152,656
$230,033     $350,564     $330,823     $303,016        $
659
Ratios to average net assets:
   Expenses, including distribution
      fees..........................        1.08%(a)
1.11%(a)     1.14%        1.14%        1.14%
1.33%(a)
   Expenses, excluding distribution
      fees..........................         .58%(a)
 .61%(a)      .64%         .64%         .64%          .58%(a)
   Net investment income............        4.84%(a)
5.30%(a)     5.06%        5.38%        5.79%
4.59%(a)
Portfolio turnover rate.............          92%
57%          49%          44%          45%           92%


August 1,
                                         Ended
Through
                                       August 31,
August 31,
                                          1995
1994
                                          -----           --
---

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period...........................     $11.71
$11.74
                                          -----           --
---

Income from investment operations
Net investment income...............        .58(a)
 .04
Net realized and unrealized gain
   (loss) on investment
   transactions.....................        .20
(.03)
                                          -----           --
---

   Total from investment
      operations....................        .78
 .01
                                          -----           --
---

Less distributions
Dividends from net investment
   income...........................       (.58)
(.04)
Distributions from net realized
   gains............................         --
--
                                          -----           --
---

   Total distributions                     (.58)
(.04)
                                          -----           --
---

Net asset value, end of period......     $11.91
$11.71
                                          -----           --
---
                                          -----           --
---

TOTAL RETURN(b):....................       7.01%
0.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....     $  529          $
142
Average net assets (000)............     $  325          $
42
Ratios to average net assets:
   Expenses, including distribution
      fees..........................       1.36%(a)
1.62%(c)
   Expenses, excluding distribution
      fees..........................        .61%(a)
 .87%(c)
   Net investment income............       5.05%(a)
5.17%(c)
Portfolio turnover rate.............         57%
49%

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends.
    Total returns for periods of less than a full year are
not annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13 -----

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Independent Auditors' Report                 NEW YORK SERIES
------------------------------------------------------------
--------------------
The Shareholders and Board of Trustees
Prudential Municipal Series Fund, New York Series

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prudential Municipal Series Fund, New York
Series, as of August 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of
August 31, 1996 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prudential Municipal
Series Fund, New York Series, as of August 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
October 14, 1996


                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Federal Income Tax Information               NEW YORK SERIES
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Series' fiscal year end (August 31, 1996) as to the federal tax status of dividends paid by the Series during such fiscal year. Accordingly, we are advising you that in the fiscal year ended August 31, 1996, dividends paid from net investment income of $.63 per share for Class A shares, $.58 per Class B shares and $.55 per Class C shares were all federally tax-exempt interest dividends. In addition, the Series paid to Class A, B and C shares a special taxable income distribution of $.004 which is taxable as ordinary income and a long-term capital gain distribution of $.046 which is taxable as such.

We wish to advise you that the corporate dividends received deduction for the
Series is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

In January 1997, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the dividends and
distributions received by you
in calendar year 1996.
------------------------------------------------------------
--------------------
-----14

Getting
The Most
From Your
Prudential
Mutual  Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction - there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance - not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

How Does Your State Stack Up?

Economic conditions vary from state to state. While one region may be experiencing strong fiscal management and prosperity, another may languish under the weight of declining industry or chronic state budget problems.

State economic conditions, fiscal management and interest rates play dominant roles in the performance of individual municipal bonds. A strong economy generally leads to higher tax revenues and other income sources for the state, enabling it to more easily repay its debts. Additionally, sound state financial management often results in high ratings from bond rating agencies. High ratings are attractive to investors and can help bonds retain value in the market.

California
-World's 8th largest economy.
-Entertainment jobs growing.
-Recovery continues, growth is exceeding the national average and yielding tax revenue well above estimates.
-General obligation debt upgraded by Standard & Poor's.
-Implementation of welfare reform may pose problems.

Hawaii
-Tourism provides 60% of jobs.
-Strong financial management.
-Slow recovery from early-1990s U.S. and Japanese recessions, which bit into tourism and real estate.
-Government eliminated 1,100 state jobs.

Ohio
-Shift from manufacturing to service trades.
-Economic and personal income growth ahead of national averages.
-Debt is low.

Pennsylvania
-Slowly rebuilding economy, but needs new engine of growth.
-Modest debt rapidly amortized.
-Sound financial management.

Michigan
-Economic growth is 3.5%, higher than national average.
-Once car capital of the world, now more diversified.
-Strengthening fiscal management.

Massachusetts
-Painful cuts in defense and health care eliminated jobs.
-Slowly rebuilding economy.
-Personal income is high.

New York
-High taxes restrain growth, although efforts underway to ease the tax burden.
-Personal income remains high.
-Debt level is high.
-Implementation of welfare reform may pose problems.

Maryland
-One of wealthiest states.
-Personal income 115% of national average, but income growth has stabilized.
-Good financial controls.

Florida
-Economy and personal income growing much faster than national rate.
-Unemployment and debt are low.
-Ended 1995 with a budget surplus for the third year in a row.
-Implementation of welfare reform may pose problems.

Connecticut
-Nation's wealthiest citizens.
-Economically weak from defense cuts.
-Slow growth -- recovery may take years.
-Attempts at "quick fixes" won't provide permanent relief.
-Spurt of growth in personal income tax revenues.

New Jersey
-Broad-based economy and high personal wealth.
-Economic growth gaining but behind national average.
-"Pro-business" tactics siphoned revenue, but may spur more growth.

North Carolina
-Robust, model economy.
-Personal income quickly growing.
-Unemployment well below national average.
-New jobs from financial services, research and high technology.
-Strong financial management.

Source: Prudential Investment Corporation. Selected states are those for which
Prudential Mutual Fund Management manages a state-specific municipal bond mutual fund

Revised: October, 1996

Comparing A $10,000 Investment.

Prudential Municipal Series Fund: New York Series vs. Lehman Bros. General Muni Debt Index.

Prudential Muni Series Fund:
New York Series

Lehman Bros. General
Muni Debt. Index
  (CHART)

Average Annual
Total Returns

With Sales Load*
7.0% Since Inception
6.6% for 5 Years
1.4% for 1 Year (1.3%)
                                       (CHART)
(CHART)
Without Sales Load*
7.5% Since Inception
7.2% for 5 Years
4.5% for 1 Year (4.4%)

Average Annual
Total Returns
With Sales Load*
8.2% Since Inception
6.2% for 10 Years
6.6% for 5 Years
-0.9% for 1 Year
                                                 (CHART)
Without Sales Load*
8.2% Since Inception
6.2% for 10 Years (6.1%)
6.8% for 5 Years
4.1% for 1 Year (4.0%)

Average Annual
Total Returns
With Sales Load*
5.2% Since Inception
2.8% for 1 Year (2.7%)

(CHART)
Without Sales Load*
5.2% Since Inception'
3.9% for 1 Year (3.8%)

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, will be worth more or less than their original cost. The charts on the right are designed to give you an idea how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Municipal Series Fund: New York
Series (Class A, Class B and Class C) with a similar investment in the Lehman
Brothers Municipal Bond Index by portraying the initial account values at the commencement of operations (10 years for Class B), and subsequent account values at the end of the most recent reporting period (August 31), as measured on a quarterly basis, beginning in 1990 for Class A shares; 1986 for Class B shares;
and 1994 for Class C shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed
(a) that the maximum
applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class
C shares, assuming full redemption on August 31, 1996; (c) all recurring fees
(including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graph. The graph and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees.
* Without waivers and expense subsidies the value of the $10,000 investment in the Series and the Series' average annual total return, as illustrated above, would have been lower, as indicated in parentheses ( ).
The Index is a weighted index comprised of 21,000 municipal bonds (General obligation bonds, revenue bonds, insured bonds and prerefunded bonds) selected by Lehman Brothers as representative of the long-term investment grade municipal bond market. It is an unmanaged index that includes the reinvestment of all dividends, but does not reflect the transaction costs and advisory fees paid by the Series' investors. The Index's holdings differ from the Series' portfolio.
The Index is not the only one that may be used to characterize performance of bond funds and other indices may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three 100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
http:\\www.prudential.com

(LOGO)

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Harry A. Jacobs, Jr.
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy Hays Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795
The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
74435M747
MF122E
74435M754
Cat. #6423319
74435M523

(ICON)
Prudential
Municipal
Series Fund



Hawaii Income Series

ANNUAL
REPORT
Aug. 31, 1996


(LOGO)

Prudential Municipal Series Fund
Hawaii Income Series

Performance At A Glance.

During the 12 months ended August 31, 1996, the municipal bond market experienced a lot of turbulence. Interest rates first fell, then rose, and finally finished close to where they started. As a result, investors primarily received coupon income for the past 12 months. The Prudential Municipal Series
Fund - Hawaii Income Series performed competitively with the average Hawaii municipal fund over the last 12 months, as measured by Lipper Analytical
Services.

Cumulative Total Returns1
As of 8/31/96
                                      One
Since
                                      Year
Inception2
                 Class A            5.0% (3.8)4       14.9%
(12.2)4
                 Class B            4.6 (3.4)4        14.0
(11.4)4
                 Class C            4.3 (3.1)4        13.5
(10.9)4
Lipper Hawaii Muni Avg.3            4.9               14.0

Average Annual Total Returns1                            As
of 9/30/96
                                     One            Since
                                    Year          Inception2
            Class A             3.2% (2.0)4        6.3%
(5.0)4
            Class B             0.9  (-0.2)        6.1
(4.8)4
            Class C             4.7   (3.5)        7.2
(5.9)4



Dividends
& Yields
Taxable Equivalent Yield5
As of            Total Dividends              30-Day
At Tax Rates Of
8/31/96          Paid for 12 Mos.           SEC Yield
36%              39.6%
        Class A            $0.66            5.14% (3.36)4
8.92% (5.84)4     9.46% (6.19)4
        Class B            $0.61            4.90  (3.07)4
8.51  (5.32)4     9.01  (5.64)4
        Class C            $0.57            4.65  (2.82)4
8.07  (4.89)4     8.55  (5.18)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.
2Inception dates: 9/19/94 for Class A, Class B and Class C. 3The Lipper Hawaii Municipal Bond fund average includes 15 funds for one year and 10 funds since inception of the Class B shares on 9/19/94.
4Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns and yields would have been lower, as indicated in parentheses ( ).
5Taxable equivalent yields reflect federal and applicable state taxes.

How Investments Compared.
   (As of 8/31/96)
        (CHART)


Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different - we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.
U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.
General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.
General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.
Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Christian Smith, Fund Manager

(PICTURE)
Portfolio
Manager's Report

The Series primarily invests in carefully-selected, long-term municipal bonds that offer a high level of income exempt from Hawaii state and federal income taxes, while simultaneously attempting to preserve capital. However, certain shareholders may be subject to the federal alternative minimum tax. There can be no assurance that the Series' objective will be achieved. High Quality.
All obligations purchased by the Series were considered investment grade, meaning that they were of the four highest quality grades determined by Moody's
Investors Service (Aaa, Aa, A or Baa), by Standard & Poor's
Ratings Group (AAA,
AA, A or BBB), or if unrated, considered comparable in the view of our analysts.

Strategy Session.

Quite Volatile.
Municipal bond interest rates and prices experienced a lot of volatility over the past year, but ended close to where they started. Last fall, interest rates fell and bond prices rose as investors feared a recession. But by early 1996, the tables turned. The economy gained new strength, setting off inflation fears, which pushed interest rates higher and bond prices lower. Municipal bond interest rates rose from 5.63% on January 4 to 6.34% on June 13 - a difference of nearly three-quarters of a percentage point, as measured by the Bond Buyer's
Revenue Bond Index, a widely-watched industry barometer. But when the dust settled on August 31, 1996, municipal bond interest rates were slightly lower than they had been 12 months earlier: 6.09% on August 29, 1996 vs. 6.26% a year earlier.
We Adjusted Duration.
During the last 12 months, we periodically adjusted the Series' holdings to take advantage of these changing market conditions. Last fall, as interest rates were falling, we held a longer duration (a measure of the Series' sensitivity to changing interest rates) to capitalize on rising bond prices. In 1996, we reduced duration to protect assets. Throughout the 12 months, we emphasized call protection (many municipal bonds can be redeemed before maturity) and tried to upgrade credit quality where possible when the interest rate differences between higher- and lower-rated bonds got smaller.

Portfolio Breakdown.
Expressed as a percentage of
total investments as of 8/31/96.

   (CHART)

What Went Well.

Buying Hawaiian.
We haven't always been able to buy the Hawaiian bonds we've wanted because high quality bonds with the right specifications are not always available at reasonable prices. Plus, there is not much supply and lots of demand. But over the past year we've been adding to positions in the University of Hawaii housing bonds, the State Housing Finance and Development
Corporation's multifamily
housing bonds and the City of Honolulu Water System. As of August 31, 1996, we held 53% of assets in Hawaiian bonds. We now hold only 45% of assets (down from
53% a year earlier) in bonds issued by Puerto Rico, the Virgin Islands or Guam.
These bonds are tax-exempt federally and in virtually all states, including
Hawaii.

Culling Callables.
Callable bonds generally carry higher coupons to compensate for the risk that they might be redeemed before maturity. We've found that this alone is not enough of a reason to own many of them. Prices of callable bonds do not rise as fast as non-callables when the bond market rallies, because price depends on maturity, which can't be calculated with certainty. So we've been selling bonds that are callable in less than eight years, and replacing them either with non-callable bonds or those that are callable in 10 years or more. In this way we'll be able to better manage the risks we face when interest rates rise or fall suddenly, as they have been apt to do in recent years.

And Not So Well.

Too Long, Too Long.
Late in 1995, the U.S. economy was inching ahead slowly. We expected this to continue into early 1996, so we held our duration - a measure of the Series' sensitivity to interest rate changes - fairly long, at about eight years. But the economic slowdown was only temporary, largely the result of the government shutdown and the severe weather in the Northeast. When the economy accelerated in February, we were caught off-guard. A shorter duration would have offered better protection against rising interest rates. Our duration is now 7.8 years, still slightly long, but a more neutral position compared to our competition.

Credit Quality.
Expressed as a percentage of
total investments as of 8/31/96.

        (CHART)

Five Largest
Issuers.
6.4%  Puerto Rico
      Telephone Authority
6.2%  State of Hawaii
6.0%  Honolulu City & County
5.3%  Guam Power Authority
5.2%  Puerto Rico Industrial

Expressed as a percentage of total net assets as of 8/31/96.

Looking Ahead.

Right now, we're cautious. We're expecting economic growth in the second half of 1996 to slow. Meanwhile, the Federal Reserve Board is concerned that the economy is growing so rapidly that a shortage of workers is developing, which could induce wage inflation. It is possible that the board will raise short-term interest rates this year, if upward pressure on wages results in inflationary price increases to the consumer.

President's Letter
October 7, 1996

(PICTURE)

Dear Shareholder:
Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996.
According to figures
released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of $33 billion in January of 1996. An additional $66 billion was invested in the following three months, although this rapid inflow subsided somewhat in late spring.
While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns." Few expect
1995's virtual non-stop returns from the stock and bond markets. In fact,
1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your
Financial Advisor or Registered Representative. She or he can help you determine reasonable expectations about both the potential performance and risks associated with your investments.
Changes at Prudential.
There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of
Prudential's newly created "Prudential Investments." This group manages and administers nearly $190 billion in client assets and provides mutual funds, annuities, defined benefit and defined contribution plans to our individual and institutional investors. We plan to improve the range and quality of investment products and services that we can provide you by better leveraging Prudential's strengths. There will, however, be no change in the service you receive from your Financial Advisor, Registered Representative or our Customer Service unit.

We're excited about our future and hope that you are, too.
Thank you for your
continued support and confidence in Prudential Mutual Funds.

Sincerely,

Richard A. Redeker
President

Portfolio of Investments             PRUDENTIAL MUNICIPAL
SERIES FUND
as of August 31, 1996                HAWAII INCOME SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating       Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--96.3%
------------------------------------------------------------
------------------------------------------------------------
------
Guam Gov't., Gen. Oblig., Ser. A
BBB(c)            5.90%       9/01/05   $    500     $
496,560
Guam Pwr. Auth. Rev.,
   Ser. A
BBB(c)            6.625      10/01/14        250
255,045
   Ser. A
BBB(c)            6.75       10/01/24        525
537,679
Hawaii St. Arpt. Sys. Rev., 2nd Ser.
A                 7.00        7/01/18        365
387,626
Hawaii St. Arpt. Sys. Rev., 2nd Ser. 90, F.G.I.C.
Aaa               7.50        7/01/20        500
546,595
Hawaii St. Dept. Budget & Fin.,
   Hawaiian Elec. Co., Ser. C, M.B.I.A.
Aaa               7.375      12/01/20        500
547,190
   Kapiolani Hlth. Care Sys.
A                 6.30        7/01/08        500
515,650
   Kapiolani Hosp.
A                 6.00        7/01/11        250
250,185
   Queens Med. Ctr.
Aa                5.80        7/01/10        500
501,655
   Queens Med. Ctr. Proj., F.G.I.C.
Aaa               5.90        7/01/07        230 (d)
245,971
Hawaii St. Gen. Oblig., Ser. CJ
Aa                6.25        1/01/15        650
671,222
Hawaii St. Harbor Cap. Impvt. Rev.,
   F.G.I.C.
Aaa               6.25        7/01/10        250 (e)
260,030
   F.G.I.C.
Aaa               6.25        7/01/15        500
511,745
Hawaii St. Hsg. Fin. & Dev. Corp. Rev.,
   Affordable Rental Proj., Ser. A
A1                6.05        7/01/22        725
710,094
   Sngl. Fam. Mtge. Rev., Ser. B, F.N.M.A.
Aa                5.85        7/01/17        500
494,615
   Univ. of Hawaii Fac. Hsg. Proj., A.M.B.A.C.
Aaa               5.65       10/01/16        500
487,670
Honolulu City & Cnty.,
   Ref. & Impvt., Ser. B, F.G.I.C.
Aaa               5.50       10/01/11        900
899,037
   Water Sys. Rev.
Aa                5.80        7/01/16        500
497,040
Maui Cnty., Ser. A, M.B.I.A.
Aaa               5.65        6/01/10        570
573,352
Puerto Rico Comnwlth., Gen. Oblig.
Baa1              6.45        7/01/17        500
525,965
Puerto Rico Elec. Pwr. Auth. Rev., Ser. O
Baa1              5.00        7/01/12        600
538,032
Puerto Rico Hwy. & Trans. Auth. Rev., Ser. V
Baa1              6.375       7/01/08        500
526,240
Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Facs.,
   Doctor Pila Hosp. Proj., F.H.A.
AAA(c)            6.125       8/01/25        500
508,635
   Hosp. Auxilio Mutuo Oblig. Grp. Proj., M.B.I.A.
Aaa               6.25        7/01/16        500
522,800
   Hosp. Auxilio Mutuo Oblig. Grp. Proj., M.B.I.A.
Aaa               6.25        7/01/24        250
258,827
Puerto Rico Mun. Fin. Agcy., Ser. A, F.S.A.
Aaa               6.00        7/01/14        250
253,498
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa               5.449       1/16/15      1,000
961,670
Puerto Rico Univ. Sys. Rev., Ser. M, M.B.I.A.
Aaa               5.25        6/01/25        750
692,550
Virgin Islands Pub. Fin. Auth. Rev.,
   Gov't. Dev. Proj., Ser. B
BBB-(c)           7.375      10/01/10        300
323,319
   Ref. Matching Loan Notes, Ser. A
NR                7.25       10/01/18        250
265,335

-----------
Total long-term investments (cost $14,327,900)
14,765,832

-----------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments             PRUDENTIAL MUNICIPAL
SERIES FUND
as of August 31, 1996                HAWAII INCOME SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating       Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--1.9%
Puerto Rico Comnwlth., Gov't Dev. Bank., Ser. 85, F.R.W.D.
   (cost $300,000)
VMIG1             3.10%       9/04/96   $    300     $
300,000

-----------
Total Investments--98.2%
(cost $14,627,900; Note 5)
15,065,832
Other assets in excess of liabilities--1.8%
269,107

-----------
Net Assets--100%
$15,334,939

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio descriptions:
  A.M.B.A.C.--American Municipal Bond Assurance Corporation.
  F.G.I.C.--Financial Guaranty Insurance Company.
  F.H.A.--Federal Housing Administration.
  F.N.M.A.--Federal National Mortgage Association.
  F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
  F.S.A.--Financial Security Assurance.
  M.B.I.A.--Municipal Bond Insurance Association.

 (b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
 (c) Standard & Poor's Rating.
 (d) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
 (e) Pledged as initial margin on financial futures contracts.

NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
-----                                  4      See Notes to
Financial Statements.

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities          HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------

Assets
August 31, 1996
Investments, at value (cost
$14,627,900)................................................
 ..................      $  15,065,832
Cash........................................................
 ..............................................
40,121
Interest
receivable..................................................
 .....................................            203,652
Deferred expenses and other
assets......................................................
 ..................             64,310
Due from
Manager.....................................................
 .....................................             41,472
Receivable for Series shares
sold........................................................
 .................             31,814
Due from broker-variation
margin......................................................
 ....................              4,938

---------------
   Total
assets......................................................
 .....................................         15,452,139

---------------
Liabilities
Accrued
expenses....................................................
 ......................................             76,933
Payable for Series shares
reacquired..................................................
 ....................             19,590
Dividends
payable.....................................................
 ....................................             13,441
Distribution fee
payable.....................................................
 .............................              5,536
Deferred trustees'
fees........................................................
 ...........................              1,700

---------------
   Total
liabilities.................................................
 .....................................            117,200

---------------
Net
Assets......................................................
 ..........................................      $
15,334,939

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........      $      12,775
   Paid-in capital in excess of
par.........................................................
 ..............         14,911,740

---------------

14,924,515
   Accumulated net realized loss on
investments.................................................
 ..........            (36,759  )
   Net unrealized appreciation on
investments.................................................
 ............            447,183

---------------
Net assets, August 31,
1996........................................................
 .......................      $  15,334,939

---------------

---------------
Class A:
   Net asset value and redemption price per share
      ($3,800,184 / 316,580 shares of beneficial interest
issued and outstanding).........................
$12.00
   Maximum sales charge (3% of offering
price)......................................................
 ......                .37
   Maximum offering price to
public......................................................
 .................             $12.37
Class B:
   Net asset value, offering price and redemption price per
share
      ($10,126,267 / 843,579 shares of beneficial interest
issued and outstanding)........................
$12.00
Class C:
   Net asset value, offer price and redemption price per
share
      ($1,408,488 / 117,335 shares of beneficial interest
issued and outstanding).........................
$12.00

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

PRUDENTIAL MUNICIPAL SERIES FUND
HAWAII INCOME SERIES
Statement of Operations
------------------------------------------------------------

                                                   Year
Ended
                                                   August
31,
Net Investment Income                                 1996
                                                 -----------
----
Income
   Interest...................................     $
835,223
                                                 -----------
----
Expenses
   Management fee.............................
71,610
   Distribution fee--Class A..................
3,620
   Distribution fee--Class B..................
47,993
   Distribution fee--Class C..................
8,274
   Custodian's fees and expenses..............
64,000
   Reports to shareholders....................
41,000
   Registration fees..........................
36,000
   Amortization of organization expense.......
20,976
   Audit fee expenses.........................
12,300
   Legal fees and expenses....................
10,000
   Transfer agent's fees and expenses.........
5,500
   Trustees' fees and expenses................
3,900
   Miscellaneous..............................
4,411
                                                 -----------
----
      Total expenses..........................
329,584
   Less: Management fee waiver................
(7,161)
       Expense subsidy........................
(212,409)
                                                 -----------
----
      Net expenses............................
110,014
                                                 -----------
----
Net investment income.........................
725,209
                                                 -----------
----
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions....................
57,939
   Financial futures contract transactions....
(101,589)
                                                 -----------
----

(43,650)
                                                 -----------
----
Net change in unrealized appreciation (depreciation) on:
   Investments................................
(57,716)
   Financial futures contracts................
23,782
                                                 -----------
----

(33,934)
                                                 -----------
----
Net loss on investments.......................
(77,584)
                                                 -----------
----
Net Increase in Net Assets
Resulting from Operations.....................     $
647,625
                                                 -----------
----
                                                 -----------
----

PRUDENTIAL MUNICIPAL SERIES FUND
HAWAII INCOME SERIES
Statement of Changes in Net Assets

September
                                                         19,

1994*
                                      Year Ended
through
Increase (Decrease)                   August 31,      August
31,
in Net Assets                            1996
1995
                                     ------------    -------
-----
Operations
   Net investment income..........   $    725,209    $
457,043
   Net realized gain (loss) on
      investment transactions.....        (43,650)
94,967
   Net change in unrealized
      appreciation (depreciation)
      of investments..............        (33,934)
481,117
                                     ------------    -------
-----
   Net increase in net assets
      resulting from operations...        647,625
1,033,127
                                     ------------    -------
-----
Dividends and Distributions (Note
   1):
   Dividends from net investment
      income
      Class A.....................       (194,875)
(140,503)
      Class B.....................       (478,063)
(299,569)
      Class C.....................        (52,271)
(16,971)
                                     ------------    -------
-----
                                         (725,209)
(457,043)
                                     ------------    -------
-----
   Distributions from net realized
      gains
      Class A.....................        (22,739)
--
      Class B.....................        (58,916)
--
      Class C.....................         (6,421)
--
                                     ------------    -------
-----
                                          (88,076)
--
                                     ------------    -------
-----
Series share transactions (net of
   share conversions) (Note 6):
   Net proceeds from shares
      sold........................      3,550,148
13,508,423
   Net asset value of shares
      issued
      in reinvestment of dividends
      and distributions...........        434,866
199,822
   Cost of shares reacquired......     (1,563,629)
(1,205,115)
                                     ------------    -------
-----
   Net increase in net assets from
      Series share transactions...      2,421,385
12,503,130
                                     ------------    -------
-----
Total increase....................      2,255,725
13,079,214
Net Assets
Beginning of period...............     13,079,214
--
                                     ------------    -------
-----
End of period.....................   $ 15,334,939    $
13,079,214
                                     ------------    -------
-----
                                     ------------    -------
-----

------------
* Commencement of investment operations.
------------------------------------------------------------
--------------------
-----                                  6      See Notes to
Financial Statements.

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements               HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the ``Fund'') is
registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
fourteen series. The monies of each series are invested in
separate,
independently managed portfolios. The Hawaii Income Series
(the ``Series'')
commenced investment operations on September 19, 1994. The
Series is
non-diversified and seeks to provide the maximum amount of
income that is exempt
from Hawaii State and federal income taxes consistent with
the preservation of
capital by investing in investment grade municipal
obligations but may also
invest a portion of its assets in lower-quality municipal
obligations or in
non-rated securities which, in the opinion of the Fund's
investment adviser, are
of comparable quality. The ability of the issuers of the
securities held by the
Series to meet their obligations may be affected by economic or political
developments in a specific state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a ``when-issued''
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 P.M., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the ``initial margin''. Subsequent payments, known
as ``variation
margin'', are made or received by the Series each day,
depending on the daily
fluctuations in the value of the underlying security. Such
variation margin is
recorded for financial statement purposes on a daily basis
as unrealized gain or
loss. When the contract expires or is closed, the gain or
loss is realized and
is presented in the statement of operations as net realized
gain(loss) on
financial futures contracts. The Series invests in financial futures contracts
in order to hedge its existing portfolio securities or
securities the Series
intends to purchase, against fluctuations in value caused by changes in
prevailing interest rates. Should interest rates move
unexpectedly, the Series
may not achieve the anticipated benefits of the financial
futures contracts and
may realize a loss. The use of futures transactions involves the risk of
imperfect correlation in movements in the price of futures
contracts, interest
rates and the underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
meet the requirements of the Internal Revenue Code
applicable to regulated
investment companies and to distribute all of its net income to shareholders.
For this reason and because substantially all of the Series'
gross income
consists of tax-exempt interest, no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Deferred Organization Expenses: The Series incurred $98,700
in organization and
initial registration expenses. Such amount has been deferred and is being
amortized over a period of 60 months ending September 1999.
------------------------------------------------------------
--------------------

7 -----

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements               HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management, LLC.
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''). PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the services
of PIC, the cost of
compensation of officers of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $7,161 ($0.006 per share
for Class A, B, and C
shares; .05% of average net assets). The Series is not
required to reimburse PMF
for such waiver.
The Fund had a distribution agreement with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Class
A shares of the
Fund through January 1, 1996. Effective January 2, 1996,
Prudential Securities
Incorporated (``PSI'') became the distributor of the Class A shares of the Fund
and is serving the Fund under the same terms and conditions
as under the
arrangement with PMFD. PSI is also the distributor of the
Class B and Class C
shares of the Fund. The Fund compensated PMFD and PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution (the ``Class A, B and C Plans''), regardless of expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI, and PMFD for
the period September 1, 1995 through January 1, 1996 with
respect to Class A
shares, for distribution-related activities at an annual
rate of up to .30 of
1%, .50 of 1% and 1%, of the average daily net assets of the
Class A, B and C
shares, respectively. Such expenses under the Plans were .10 of 1%, .50 of 1%
and .75 of 1% of the average daily net assets of the Class
A, B and C shares,
respectively, for the fiscal year ended August 31, 1996. PMFD and PSI have advised the Series that they have received approximately
$7,200 in front-end sales charges resulting from sales of
Class A shares during
the fiscal year ended August 31, 1996. From these fees, PMFD and PSI paid such
sales charges to affiliated broker-dealers which in turn
paid commissions to
sales persons and incurred other distribution costs.
PSI has advised the Series that for the fiscal year ended
August 31, 1996, it
received approximately $37,500 and $200 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and C
shareholders, respectively.
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC
are indirect,
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the fiscal
year ended August
31, 1996, the Series incurred fees of approximately $4,200
for the services of
PMFS. As of August 31, 1996, approximately $300 of such fees were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Expense Subsidy
PMF has agreed to subsidize expenses so that total operating expenses do not
exceed .45%, .85% and 1.10% of the average net assets of the
Class A shares,
Class B shares and Class C shares, respectively, until
further notice. For the
fiscal year ended August 31, 1996, PMF subsidized $212,409
($0.17 per share for
Class A, B and C shares; 1.48% of average net assets) of the
Series' expenses.
The Series is not required to reimburse PMF for such
subsidy.
------------------------------------------------------------
Note 5. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the fiscal year ended August 31, 1996 were
$4,466,168 and
$2,553,985, respectively.
At August 31, 1996, the Series sold 60 financial futures
contracts on the U.S.
Treasury Index of which 40 expire in September 1996 and 20
expire in December
1996. The value at disposition of such contracts is
$652,063. The value of such
contracts on August 31, 1996 was $642,812, thereby resulting in an unrealized
gain of $9,251.
The cost basis of investments for federal income tax
purposes is substantially
the same as for financial reporting purposes and,
accordingly, as of
------------------------------------------------------------
--------------------
-----                                  8

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements               HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------
August 31, 1996, net unrealized appreciation for federal
income tax purposes was
$437,932 (gross unrealized appreciation--$464,899; gross
unrealized
depreciation--$26,967).
The Series will elect to treat net realized capital losses
of approximately
$31,150 incurred in the ten month period ended August 31,
1996 as having been
incurred in the following fiscal year.
------------------------------------------------------------
Note 6. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Of the 1,277,494 shares of beneficial interest issued and outstanding at August 31, 1996, PMF owned 171,821 shares.
Transactions in shares of beneficial interest for the fiscal year ended August
31, 1996 and the period ended August 31, 1995 were as follows:

Class A                                    Shares
Amount
---------------------------------------   --------    ------
----
Year ended August 31, 1996:
Shares sold............................     36,885    $
448,439
Shares issued in reinvestment of
  dividends and distributions..........      4,000
48,647
Shares reacquired......................    (10,531)
(126,891)
                                          --------    ------
----
Net increase in shares outstanding
  before conversion....................     30,354
370,195
Shares issued upon conversion from
  Class B..............................     11,406
137,525
                                          --------    ------
----
Net increase in shares outstanding.....     41,760    $
507,720
                                          --------    ------
----
                                          --------    ------
----
September 19, 1994* through
  August 31, 1995:
Shares sold............................    279,870
$3,255,106
Shares issued in reinvestment of
  dividends............................      1,566
18,665
Shares reacquired......................    (10,702)
(123,633)
                                          --------    ------
----
Net increase in shares outstanding
  before conversion....................    270,734
3,150,138
Shares issued upon conversion from
  Class B..............................      4,086
49,084
                                          --------    ------
----
Net increase in shares outstanding.....    274,820
$3,199,222
                                          --------    ------
----
                                          --------    ------
----
Class B                                    Shares
Amount
---------------------------------------   --------    ------
----
Year ended August 31, 1996:
Shares sold............................    204,563
$2,491,095
Shares issued in reinvestment of
  dividends and distributions..........     28,137
342,549
Shares reacquired......................   (115,555)
(1,409,389)
                                          --------    ------
----
Net increase in shares outstanding
  before conversion....................    117,145
1,424,255
Shares reacquired upon conversion into
  Class A..............................    (11,406)
(137,525)
                                          --------    ------
----
Net increase in shares outstanding.....    105,739
$1,286,730
                                          --------    ------
----
                                          --------    ------
----
September 19, 1994* through
  August 31, 1995:
Shares sold............................    816,861
$9,471,988
Shares issued in reinvestment of
  dividends............................     14,410
171,145
Shares reacquired......................    (89,345)
(1,066,264)
                                          --------    ------
----
Net increase in shares outstanding
  before conversion....................    741,926
8,576,869
Shares reacquired upon conversion into
  Class A..............................     (4,086)
(49,084)
                                          --------    ------
----
Net increase in shares outstanding.....    737,840
$8,527,785
                                          --------    ------
----
                                          --------    ------
----
Class C
---------------------------------------
Year ended August 31, 1996:
Shares sold............................     50,226    $
610,614
Shares issued in reinvestment of
  dividends and distributions..........      3,592
43,670
Shares reacquired......................     (2,216)
(27,349)
                                          --------    ------
----
Net increase in shares outstanding.....     51,602    $
626,935
                                          --------    ------
----
                                          --------    ------
----
September 19, 1994* through
  August 31, 1995:
Shares sold............................     66,136    $
781,329
Shares issued in reinvestment of
  dividends............................        845
10,012
Shares reacquired......................     (1,248)
(15,218)
                                          --------    ------
----
Net increase in shares outstanding.....     65,733    $
776,123
                                          --------    ------
----
                                          --------    ------
----
---------------
* Commencement of investment operations.

------------------------------------------------------------
--------------------

9 -----

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                          HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------

Class A                          Class B
Class C
                                                  ----------
------------------     ----------------------------     ----
------

September 19,                    September 19,
                                                     Year
1994(b)           Year           1994(b)           Year
                                                    Ended
Through          Ended           Through          Ended
                                                  August 31,
August 31,       August 31,      August 31,       August 31,
                                                     1996
1995             1996            1995             1996
                                                     -----
-----        ----------         -----           -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........      $12.13
$ 11.64         $  12.13         $ 11.64          $12.13
                                                     -----
-----        ----------         -----           -----
Income from investment operations
Net investment income(d)......................         .66
 .58              .61             .54             .57
Net realized and unrealized gain on investment
   transactions...............................        (.05)
 .49             (.05)            .49            (.05)
                                                     -----
-----        ----------         -----           -----
   Total from investment operations...........         .61
1.07              .56            1.03             .52
                                                     -----
-----        ----------         -----           -----
Less distributions
Dividends from net investment income..........        (.66)
(.58)            (.61)           (.54)           (.57)
Distributions from net realized gains.........        (.08)
--             (.08)             --            (.08)
                                                     -----
-----        ----------         -----           -----
   Total distributions........................        (.74)
(.58)            (.69)           (.54)           (.65)
                                                     -----
-----        ----------         -----           -----
Net asset value, end of period................      $12.00
$ 12.13         $  12.00         $ 12.13          $12.00
                                                     -----
-----        ----------         -----           -----
                                                     -----
-----        ----------         -----           -----
TOTAL RETURN(c):..............................        5.01%
9.42%            4.60%           9.03%           4.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............      $3,800
$ 3,333         $ 10,126         $ 8,949          $1,409
Average net assets (000)......................      $3,620
$ 2,778         $  9,599         $ 6,270          $1,103
Ratios to average net assets:(d)
   Expenses, including distribution fees......         .45%
 .46%(a)          .85%            .86%(a)        1.10%
   Expenses, excluding distribution fees......         .35%
 .36%(a)          .35%            .36%(a)         .35%
   Net investment income......................        5.38%
5.32%(a)         4.98%           5.03%(a)        4.74%
Portfolio turnover rate.......................          18%
75%              18%             75%             18%

                                                September
19,
                                                   1994(b)
                                                   Through
                                                 August 31,
                                                    1995
                                                     -----

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........     $ 11.64
                                                     -----

Income from investment operations
Net investment income(d)......................         .51
Net realized and unrealized gain on investment
   transactions...............................         .49
                                                     -----

   Total from investment operations...........        1.00
                                                     -----

Less distributions
Dividends from net investment income..........        (.51)
Distributions from net realized gains.........          --
                                                     -----

   Total distributions........................        (.51)
                                                     -----

Net asset value, end of period................     $ 12.13
                                                     -----
                                                     -----

TOTAL RETURN(c):..............................        8.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............     $   797
Average net assets (000)......................     $   373
Ratios to average net assets:(d)
   Expenses, including distribution fees......
1.11%(a)
   Expenses, excluding distribution fees......
 .36%(a)
   Net investment income......................
4.79%(a)
Portfolio turnover rate.......................          75%

---------------
(a) Annualized.
(b) Commencement of investment operations.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends.
    Total returns for periods of less than a full year are
not annualized.
(d) Net of expense subsidy and management fee waiver.
------------------------------------------------------------
--------------------
-----                                  10     See Notes to
Financial Statements.

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Independent Auditors' Report              HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------
The Shareholders and Board of Trustees
Prudential Municipal Series Fund, Hawaii Income Series
We have audited the accompanying statement of assets and
liabilities, including
the portfolio of investments, of Prudential Municipal Series
Fund, Hawaii Income
Series as of August 31, 1996, the related statements of
operations for the year
then ended and of changes in net assets and the financial
highlights for the
year then ended and the period September 19, 1994
(commencement of investment
operations) to August 31, 1995. These financial statements
and financial
highlights are the responsibility of the Fund's management.
Our responsibility
is to express an opinion on these financial statements and
financial highlights
based on our audits.
We conducted our audits in accordance with generally
accepted auditing
standards. Those standards require that we plan and perform
the audit to obtain
reasonable assurance about whether the financial statements
and financial
highlights are free of material misstatement. An audit
includes examining, on a
test basis, evidence supporting the amounts and disclosures
in the financial
statements. Our procedures included confirmation of the
securities owned as of
August 31, 1996 by correspondence with the custodian and
broker. An audit also
includes assessing the accounting principles used and
significant estimates made
by management, as well as evaluating the overall financial
statement
presentation. We believe that our audits provide a
reasonable basis for our
opinion.
In our opinion, such financial statements and financial
highlights present
fairly, in all material respects, the financial position of
Prudential Municipal
Series Fund, Hawaii Income Series, as of August 31, 1996,
the results of its
operations, the changes in its net assets, and its financial highlights for the
respective stated periods in conformity with generally
accepted accounting
principles.
DELOITTE & TOUCHE LLP
New York, New York
October 14, 1996
                                      PRUDENTIAL MUNICIPAL
SERIES FUND
Federal Income Tax Information        HAWAII INCOME SERIES
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Series' fiscal year end (August 31, 1996) as to the federal
tax status of
dividends and distributions paid by the Series during such
fiscal year.
Accordingly, we are advising you that in the fiscal year
ended August 31, 1996,
dividends paid from net investment income of $.66 per Class
A share, $.61 per
Class B share, and $.57 per Class C share were all federally tax-exempt interest
dividends. In addition, the Series paid to Class A, B and C
shares a long-term
capital gain distribution of $.08 per share, which is
taxable as such.
In January 1997, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the distributions received
by you in calendar
year 1996.
------------------------------------------------------------
--------------------

11 -----

How Does Your State Stack Up?

Economic conditions vary from state to state. While one region may be experiencing strong fiscal management and prosperity, another may languish under the weight of declining industry or chronic state budget problems.

State economic conditions, fiscal management and interest rates play dominant roles in the performance of individual municipal bonds. A strong economy generally leads to higher tax revenues and other income sources for the state, enabling it to more easily repay its debts. Additionally, sound state financial management often results in high ratings from bond rating agencies. High ratings are attractive to investors and can help bonds retain value in the market.

California
-World's 8th largest economy.
-Entertainment jobs growing.
-Recovery continues, growth is exceeding the national average and yielding tax revenue well above estimates.
-General obligation debt upgraded by Standard & Poor's.
-Implementation of welfare reform may pose problems.

Hawaii
-Tourism provides 60% of jobs.
-Strong financial management.
-Slow recovery from early-1990s U.S. and Japanese recessions, which bit into tourism and real estate.
-Government eliminated 1,100 state jobs.

Ohio
-Shift from manufacturing to service trades.
-Economic and personal income growth ahead of national averages.
-Debt is low.

Pennsylvania
-Slowly rebuilding economy, but needs new engine of growth.
-Modest debt rapidly amortized.
-Sound financial management.

Michigan
-Economic growth is 3.5%, higher than national average.
-Once car capital of the world, now more diversified.
-Strengthening fiscal management.

Massachusetts
-Painful cuts in defense and health care eliminated jobs.
-Slowly rebuilding economy.
-Personal income is high.

New York
-High taxes restrain growth, although efforts underway to ease the tax burden.
-Personal income remains high.
-Debt level is high.
-Implementation of welfare reform may pose problems.

Maryland
-One of wealthiest states.
-Personal income 115% of national average, but income growth has stabilized.
-Good financial controls.

Florida
-Economy and personal income growing much faster than national rate.
-Unemployment and debt are low.
-Ended 1995 with a budget surplus for the third year in a row.
-Implementation of welfare reform may pose problems.

Connecticut
-Nation's wealthiest citizens.
-Economically weak from defense cuts.
-Slow growth -- recovery may take years.
-Attempts at "quick fixes" won't provide permanent relief.
-Spurt of growth in personal income tax revenues.

New Jersey
-Broad-based economy and high personal wealth.
-Economic growth gaining but behind national average.
-"Pro-business" tactics siphoned revenue, but may spur more growth.

North Carolina
-Robust, model economy.
-Personal income quickly growing.
-Unemployment well below national average.
-New jobs from financial services, research and high technology.
-Strong financial management.

Source: Prudential Investment Corporation. Selected states are those for which
Prudential Mutual Fund Management manages a state-specific municipal bond mutual fund
Revised: October, 1996

Comparing A $10,000 Investment.

Prudential Municipal Series Fund: Hawaii Income
Series vs. Lehman Bros. General Muni Debt Index.

Prudential Muni Series Fund:
Hawaii Income Series
Lehman Bros. General
Muni Debt. Index

Average Annual
Total Returns
With Sales Load*
5.7% Since Inception (4.5%)
1.9% for 1 Year (0.7%)
                                                 (CHART)
Without Sales Load*
7.4% Since Inception (6.1%)
5.0% for 1 Year (3.8%)


Average Annual
Total Returns
With Sales Load*
5.0% Since Inception (3.8%)
-0.4% for 1 Year (-1.6%)
                                             (CHART)
Without Sales
Load* 7.0% Since Inception (5.7%)
4.6% for 1 Year (3.4%)


Average Annual
Total Returns
With Sales Load*
6.7% Since Inception (5.4%)
3.3% for 1 Year (2.1%)
                                                   (CHART)
Without Sales Load*
6.7% Since Inception (5.4%)
4.3% for 1 Year (3.1%)


Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, will be worth more or less than their original cost.
These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Municipal Series Fund: Hawaii
Income Series (Class A, Class B and Class C) with a similar investment in the
Lehman Brothers Municipal Bond Index by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of the most recent reporting period (August 31), as measured on a quarterly basis, beginning in 1994 for all three shares classes. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on August 31,
1996; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graph. The graph and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees.
* Without waivers and expense subsidies the value of the $10,000 investment in the Series and the Series' average annual total return, as illustrated above, would have been lower, as indicated in parentheses ( ).

The Index is a weighted index comprised of 21,000 municipal bonds (General obligation bonds, revenue bonds, insured bonds and prerefunded bonds) selected by Lehman Brothers as representative of the long-term investment grade municipal bond market. It is an unmanaged index that includes the reinvestment of all dividends, but does not reflect the transaction costs and advisory fees paid by the Series' investors. The Index's holdings differ from the Series' portfolio. The Index is not the only one that may be used to characterize performance of bond funds and other indices may portray different comparative performance.

Prudential Mutual Funds
Gateway Center
Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
http:\\www.prudential.com

(LOGO)

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Harry A. Jacobs, Jr.
Thomas T. Mooney
Thomas H. O'Brien
Richard
A. Redeker
Nancy Hays Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL
60610-4795

The views expressed in this report and information about the
Series' portfolio
holdings are for the period covered by this report and are
subject to change
thereafter.
This report is not authorized for distribution to
prospective
investors  unless preceded or accompanied by a current
prospectus.
74435M473                                  MF165E
74435M465                                  Cat. #42M160Y
74435M457

(ICON)
Prudential
Municipal
Series Fund

North Carolina Series

ANNUAL REPORT
AUG. 31, 1996

(LOGO)

Prudential Municipal Series Fund
North Carolina Series

Performance At A Glance.
During the 12 months ended August 31, 1996, the municipal bond market experienced a lot of turbulence. Interest rates first fell, then rose, and finally finished close to where they started. The Prudential Municipal Series
Fund -- North Carolina Series performed competitively with the average North
Carolina municipal fund over the last 12 months, as measured by Lipper
Analytical Services.

Cumulative Total Returns1
As of 8/31/96
                        One          Five             Ten
Since
                        Year        Years             Years
Inception2
     Class A          4.7% (4.6)4    37.4% (37.2)4    N/A
55.1% (55.0)4
     Class B          4.3  (4.2)4    34.6  (34.5)4    77.9%
(76.6)4    126.1 (123.5)4
     Class C          4.0  (3.9)4    N/A              N/A
10.5  (10.4)4
Lipper NC Muni Avg.3  4.8            37.9             86.0
141.6

Average Annual Total Returns1
As of 9/30/96
                           One        Five         Ten
Since
                           Year      Years         Years
Inception2
     Class A            2.7% (2.6)4  6.0% (5.9)4    N/A
6.5%
     Class B            0.3          6.0            6.2%
(6.1)4   7.4 (7.3)4
     Class C            4.1  (4.0)4  N/A            N/A
5.4

Dividends &
 Yields
As of 8/31/96                                      Taxable
Equivalent Yield
             Total Dividends         30-Day
At Tax Rates Of
             Paid for 12 Mos.       SEC Yield
36%         39.6%
    Class A      $0.53             4.71% (4.66)4    7.98%
(7.89)4   8.45% (8.36)4
    Class B      $0.49             4.45  (4.40)4    7.54
(7.45)4   7.99  (7.90)4
    Class C      $0.46             4.20  (4.15)4    7.11
(7.02)4   7.54  (7.44)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 Class A; 2/13/85 Class B; 8/1/94
Class C.

3The Lipper North Carolina Municipal Bond fund average includes 34 funds for one year, seven funds for five years, three funds for 10 years and two funds since inception of the Class B shares on 2/13/85.

4Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state taxes.

How Investments Compared.
(As of 8/31/96)
(Chart)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Marie Conti, Fund Manager                        (PICTURE)

Portfolio
Manager's Report

The Series primarily invests in carefully-selected, long-term municipal bonds that offer a high level of income exempt from North Carolina state and federal income taxes, consistent with preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax. There can be no assurance that the Series will achieve its investment objective.

More Insurance.
As buyers become more quality conscious, more tax-free municipal bonds are being issued with insurance. In the first half of 1996, 47% of all new bonds issued nationally were insured. Insured bonds in our fund now total 40% of assets. This benefits the investor, because payment of both interest and principal of a bond is guaranteed by an insurance company.
Of course, no
insurance is available to prevent the price of bonds, and bond funds, from fluctuating from day to day.

Strategy Session.
Quite Volatile.
Municipal bond interest rates and prices experienced a lot of volatility over the past year. Last fall, interest rates fell and bond prices rose as investors feared a recession. But by early 1996, the tables turned. The economy gained new strength, setting off inflation fears, which pushed interest rates higher and bond prices lower. Municipal bond interest rates rose from 5.63% on January
4 to 6.34% on June 13 -- a difference of nearly three-quarters of a percentage point, as measured by the Bond Buyer's Revenue Bond Index, a widely-watched industry barometer. But when the dust settled on August 31, 1996, municipal bond interest rates were slightly lower than they had been 12 months earlier:
6.09% on August 29, 1996 vs. 6.26% a year earlier.

We Adjusted.X#XDuring the last 12 months, we periodically adjusted the Series' holdings to take advantage of changing market conditions. Last fall, as interest rates were falling, we had a longer duration (a measure of the Series' sensitivity to changing interest rates) to capitalize on rising bond prices.
In April, we reduced duration to 8.6 years to protect assets. Over the summer, when interest rates appeared to be peaking, we increased duration once more, ending on August 31, 1996 at 9.6 years. Throughout the 12 months, we emphasized call protection (many municipal bonds can be redeemed before maturity) and tried to upgrade quality where possible when the interest rate differences between higher- and lower-rated bonds narrowed.

     Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 8/31/96.
         (CHART)

What Went Well.

Time To Upgrade.
When the price difference between higher and lower quality bonds got smaller, we took the opportunity to upgrade the quality of our holdings. Why? Because we were no longer being paid enough to accept the added credit risk. Our holdings in insured bonds now represent 40% of total net assets. Nationally,
47% of municipal bonds issued through the first half of 1996 were insured -- up from 43% for all of 1995.

Culling Callables.
Callable bonds generally carry higher coupons to compensate for the risk that they might be redeemed before maturity. But we've found that this alone is not enough of a reason to own many of them. Prices of callable bonds do not rise as fast as non-callables when the bond market rallies, because price depends on maturity, which can't be calculated with certainty. So we've been selling bonds that are callable in less than eight years, and replacing them either with non-callable bonds or those that are callable in 10 years or more. In this way we'll be able to better manage the risks we face when interest rates rise or fall suddenly, as they have been apt to do in recent years.

Five Largest
Issuers.
7.0%      NC Municipal Power
          Agency
5.2%      NC Eastern Municipal
          Power Agency
5.0%      Durham County
4.5%      Charlotte Convention
          Facility Project
4.4%      Puerto Rico
          Commonwealth

Expressed as a percentage of total net assets as of 8/31/96.

And Not So Well.
Shortening Sooner.
Late in 1995, the U.S. economy was inching ahead slowly. We expected this to continue into early 1996, so we held our duration -- a measure of the Series' sensitivity to interest rate changes -- fairly long, at 8.8 years. But the economic slowdown was only temporary, largely the result of the government shutdown and the severe weather in the Northeast. When the economy accelerated, we reduced duration to 8.6 years in April. That was good, but we would have performed better if we cut back even more just a little bit earlier.

        Credit Quality.
 Expressed as a percentage of
total investments as of 8/31/96.
            (CHART)

Looking Ahead.
Right now, we're cautious.   We're expecting economic growth
in the second half
to slow. Meanwhile, the Federal Reserve Board is concerned that the economy has been growing so rapidly that a shortage of workers is developing, which could induce wage inflation. It is possible that the board will raise short-term interest rates this year, if upward pressure on wages results in inflationary price increases to the consumer.

President's Letter                             October 7,
1996
    (PICTURE)

Dear Shareholder:
Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996. According to figures released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of $33 billion in January of 1996. An additional $66 billion was invested in the following three months, although this rapid inflow subsided somewhat in late spring.

While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns." Few expect
1995's virtual non-stop returns from the stock and bond markets. In fact,
1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your Financial
Advisor or Registered Representative. She or he can help you determine reasonable expectations about both the potential performance and risks associated with your investments.

Changes at Prudential.
There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of
Prudential's newly created "Prudential Investments." This group manages and administers nearly $190 billion in client assets and provides mutual funds, annuities, defined benefit and defined contribution plans to our individual and institutional investors. We plan to improve the range and quality of investment products and services that we can provide you by better leveraging
Prudential's strengths. There will, however, be no change in the service you receive from your Financial Advisor, Registered Representative or our Customer
Service unit.

We're excited about our future and hope that you are, too.
Thank you for your
continued support and confidence in Prudential Mutual Funds.

Sincerely,

Richard A. Redeker
President

Portfolio of Investments                    PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                       NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--96.5%
------------------------------------------------------------
------------------------------------------------------------
------
Buncombe Cnty., Pub. Impvt. Bonds
Aa               6.90%        3/01/09   $  1,000 (d) $
1,077,810
Cary Sanitary Sewer
Aa1              5.20         4/01/09        500
490,925
Charlotte Pub. Impvt.
Aaa              5.40         4/01/15      1,500
1,457,115
Charlotte Mecklenberg Hosp., Hlth. Care Sys. Rev.
Aa               6.25         1/01/20        750
760,920
Charlotte Wtr. & Swr.
Aaa              6.20         6/01/17      1,500 (d)
1,633,995
Charlotte Wtr. & Swr.
Aaa              5.90         2/01/19      1,000
1,025,210
Charlotte, Cert. of Part., Conv. Fac. Proj., A.M.B.A.C.
Aaa              5.00        12/01/21      3,000
2,629,710
City of Greensboro Enterprise Sys. Rev., Comb Ser. A
A1               5.30         6/01/15      1,000
954,190
Concord Util. Sys. Rev., M.B.I.A.
Aaa              5.50        12/01/14      1,000
977,390
Craven Cnty., M.B.I.A.
Aaa              5.50         6/01/16      1,000
978,700
Dare Cnty., Util. Sys. Rev., M.B.I.A.
Aaa              5.75         6/01/14        500
489,075
Davidson Cnty.
Aa               5.40         6/01/14        800
776,648
Durham Cnty., Pub. Impvt.
Aaa              4.60         5/01/04      2,000
1,972,200
Durham, Gen. Oblig.
Aa1              5.10         2/01/15      1,000
931,750
Fayetteville, Cert. of Part., San. Swr. & Pub. Impvt.,
   A.M.B.A.C.
Aaa              6.875       12/01/08      1,750
1,908,655
Gastonia, Gen. Oblig., Wtr. Sys. & St. Impvt., F.G.I.C.
Aaa              5.25         4/01/09      1,625
1,594,141
Haywood Cnty., Ind. Facs. & Poll. Ctrl.,
   Fin. Auth. Environ. Impvt. Rev.
Baa1             6.25         9/01/25        750
737,970
   Fin. Auth. Environ. Impvt. Rev., Ser. A
Baa1             5.75        12/01/25      1,000
911,350
Lincoln Cnty. Gen. Oblig., Ref., F.G.I.C.
Aaa              5.10         6/01/09      1,170
1,123,984
Martin Cnty. Ind. Facs. & Poll. Ctrl. Fin. Auth. Rev.,
   Weyerhaueser Co. Proj.
A2               8.50         6/15/99        200
219,124
Mecklenberg Cnty., Pub. Impvt.
Aaa              5.00         4/01/08      1,000
976,760
Mecklenburg Cnty., Pub. Impvt.
Aaa              4.80         3/01/06      1,050
1,031,929
New Hanover Cnty. Hosp. Rev., Regl. Med. Ctr. Proj.,
   A.M.B.A.C.
Aaa              4.75        10/01/23      1,600
1,345,040
No. Carolina Eastn. Mun. Pwr. Agcy.,
   Pwr. Sys. Rev. A.M.B.A.C.
Aaa              6.00         1/01/18      1,000
1,027,920
   Pwr. E.T.M. prerefunded, Ser. A
Aaa              6.50         1/01/18      1,995
2,198,251
   Pwr. Sys. Rev., Ser. A
A                6.50         1/01/18      1,005
1,039,090
   Pwr. Sys. Rev., Ser. B
Aaa              6.00         1/01/26        650 (d)
659,288
   Pwr. Sys. Rev., Ser. A
A                6.40         1/01/21      1,000
995,010

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments                    PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                       NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
No. Carolina Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. G
Aa               7.80%        3/01/21   $    670     $
701,329
No. Carolina Med. Care Comn., Hlth. Care Facs. Rev.,
   Stanley Mem. Hosp. Proj.
Baa1             7.80        10/01/19        650
722,781
North Carolina Med. Care Comn. Hlth. Care Fac. Rev.,
   Stanley Mem. Hosp. Proj., A.M.B.A.C.
Aaa              5.375       10/01/19      1,500
1,397,730
No. Carolina Med. Care Comn., Hosp. Rev.,
   Annie Pen Mem. Hosp. Proj.
Baa              7.50         8/15/21      1,000
1,032,310
   Rex Hosp. Proj.
A1               6.25         6/01/17      1,750
1,761,497
No. Carolina Mun. Pwr. Agcy.,
   No. 1 Catawba Elec. Rev., A.M.B.A.C.
Aaa              5.25         1/01/09      1,000
981,250
   No. 1 Catawba Elec. Rev., M.B.I.A.
Aaa              6.00         1/01/10      1,250
1,310,825
   No. 1 Catawba Elec. Rev., M.B.I.A.
Aaa             6.97(e)       1/01/12      2,000
1,830,000
North Carolina Gen. Oblig. Cap. Impvt., Ser. A
Aaa              4.70         2/01/10      1,200
1,104,540
Northern Hosp. Dist. Surry Cnty. Hlth. Care Facs. Rev., No.
   Carolina Hosp.
Ba1              7.875       10/01/21      1,500
1,563,120
Pitt Cnty. Rev., Pitt Cnty. Mem. Hosp.
Aa               5.25        12/01/21      1,500
1,369,005
Puerto Rico Comnwlth.,
   Gen. Oblig., F.S.A.
Aaa              7.958 (e)    7/01/20      1,300
1,269,125
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa              6.25         7/01/10      1,240
1,306,315
Puerto Rico Elec. Pwr. Auth. Rev., Pwr. Rev. Bds.
Baa1             5.50         7/01/20      1,520
1,402,474
Puerto Rico Ind. Med. & Environ. Poll. Ctrl. Facs., Upjohn
   Co. Proj.
Aa3              7.50        12/01/23        500
544,860
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa              6.677 (e)    1/25/07      1,000
978,750
Puerto Rico Univ. Sys. Rev., Ser. M, M.B.I.A.
Aaa              5.25         6/01/25      1,000
923,400
Union Cnty. Wtr. & Swr., Solid Waste Rev.
A1               6.50         4/01/07        850
912,645
University of No. Carolina Chapel Hill Hosp. Rev.
Aa               5.25         2/15/26      1,000
914,860
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser. 91
NR               7.75        10/01/06        415
437,701
Wake Cnty. Hosp. Rev., M.B.I.A.
Aaa              5.125       10/01/26      1,500
1,321,890
Winston Salem, Sngl. Fam. Mtge. Rev.
A1               8.00         9/01/07        410
425,961
Winston Salem, Wtr. & Swr., Sys. Rev., Ser. B
Aa               5.70         6/01/17      1,000
977,310

-----------
Total long-term investments (cost $56,471,948)
57,113,828

-----------

------------------------------------------------------------
--------------------
4                                             See Notes to
Financial Statements.

Portfolio of Investments                    PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                       NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--2.5%
Halifax Cnty. Ind. Facs. & Poll. Ctrl., Westmoreland L.G. &
   E. Partners, Ser. 93 F.R.D.D.
A-1+(c)          3.95%        9/03/96   $  1,400     $
1,400,000
Halifax Cnty. Ind. Facs. & Poll. Ctrl., Westmoreland-Hadson
   Roano, Ser. 91 F.R.D.D.
Aa2              4.05         9/03/96        100
100,000

-----------
Total short-term investments (cost $1,500,000)
1,500,000

-----------
Total Investments--99.0%
(cost $ 57,971,948; Note 4)
58,613,828
Other assets in excess of liabilities--1.0%
576,319

-----------
Net Assets--100%
$59,190,147

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate
    Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Prerefunded issues are secured by escrowed cash and/or direct U.S.
    guaranteed obligations.
(e) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.

NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities             NORTH
CAROLINA SERIES
------------------------------------------------------------
--------------------

Assets
August 31, 1996
Investments, at value (cost
$57,971,948)................................................
 ..................      $  58,613,828
Cash........................................................
 ..............................................
30,458
Interest
receivable..................................................
 .....................................            892,099
Receivable for Series shares
sold........................................................
 .................             15,250
Receivable for investments
sold........................................................
 ...................             15,000
Other
assets......................................................
 ........................................              1,873

---------------
   Total
assets......................................................
 .....................................         59,568,508

---------------
Liabilities
Payable for Series shares
reacquired..................................................
 ....................            166,195
Accrued
expenses....................................................
 ......................................            124,846
Dividends
payable.....................................................
 ....................................             45,802
Management
payable.....................................................
 ...................................             22,969
Distribution fee
payable.....................................................
 .............................             15,849
Deferred trustees'
fees........................................................
 ...........................              2,700

---------------
   Total
liabilities.................................................
 .....................................            378,361

---------------
Net
Assets......................................................
 ..........................................      $
59,190,147

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........      $      53,528
   Paid-in capital in excess of
par.........................................................
 ..............         57,679,667

---------------

57,733,195
   Accumulated net realized gain on
investments.................................................
 ..........            815,072
   Net unrealized appreciation on
investments.................................................
 ............            641,880

---------------
Net assets, August 31,
1996........................................................
 .......................      $  59,190,147

---------------

---------------
Class A:
   Net asset value and redemption price per share
      ($28,088,731 / 2,540,740 shares of beneficial interest
issued and outstanding)......................
$11.06
   Maximum sales charge (3% of offering
price)......................................................
 ......                .34

---------------
   Maximum offering price to
public......................................................
 .................             $11.40

---------------

---------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($31,028,910 / 2,805,475 shares of beneficial interest
issued and outstanding)......................
$11.06

---------------

---------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($72,506 / 6,556 shares of beneficial interest issued
and outstanding)..............................
$11.06

---------------

---------------

------------------------------------------------------------
--------------------
6                                             See Notes to
Financial Statements.

PRUDENTIAL MUNICIPAL SERIES FUND
NORTH CAROLINA SERIES
Statement of Operations
------------------------------------------------------------

                                                   Year
Ended
Net Investment Income                            August 31,
1996
Income
   Interest...................................     $
3,671,215
                                                 -----------
----
Expenses
   Management fee.............................
316,510
   Distribution fee--Class A..................
27,628
   Distribution fee--Class B..................
178,025
   Distribution fee--Class C..................
514
   Reports to shareholders....................
105,000
   Custodian's fees and expenses..............
90,000
   Transfer agent's fees and expenses.........
37,000
   Registration fees..........................
35,000
   Audit fee and expenses.....................
12,300
   Legal fees and expenses....................
10,000
   Directors' fees and expenses...............
3,900
   Miscellaneous..............................
12,118
                                                 -----------
----
      Total expenses..........................
827,995
      Less: Management fee waiver.............
(31,651)
         Custodian fee credit.................
(4,609)
                                                 -----------
----
      Net expenses............................
791,735
                                                 -----------
----
Net investment income.........................
2,879,480
                                                 -----------
----
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions....................
1,009,689
   Financial futures contracts................
(56,144)
   Written options transactions...............
16,880
                                                 -----------
----

970,425
                                                 -----------
----
Net change in unrealized
   appreciation/depreciation on:
   Investments................................
(957,729)
   Financial futures contracts................
(52,187)
                                                 -----------
----

(1,009,916)
                                                 -----------
----
Net loss on investments.......................
(39,491)
                                                 -----------
----
Net Increase in Net Assets
Resulting from Operations.....................     $
2,839,989
                                                 -----------
----
                                                 -----------
----

PRUDENTIAL MUNICIPAL SERIES FUND
NORTH CAROLINA SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                     Year Ended August
31,
in Net Assets                            1996
1995
Operations
   Net investment income..........   $  2,879,480    $
3,451,275
   Net realized gain on investment
      transactions................        970,425
675,725
   Net change in unrealized
      depreciation of
      investments.................     (1,009,916)
(130,375)
                                     ------------    -------
-----
   Net increase in net assets
      resulting from operations...      2,839,989
3,996,625
                                     ------------    -------
-----
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A.....................     (1,319,689)
(800,554)
      Class B.....................     (1,556,956)
(2,649,245)
      Class C.....................         (2,835)
(1,476)
                                     ------------    -------
-----
                                       (2,879,480)
(3,451,275)
                                     ------------    -------
-----
   Distributions from net realized
      gains
      Class A.....................       (283,246)
--
      Class B.....................       (369,288)
--
      Class C.....................           (674)
--
                                     ------------    -------
-----
                                         (653,208)
--
                                     ------------    -------
-----
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold........................      2,409,691
4,576,741
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............      1,901,502
1,814,783
   Cost of shares reacquired......    (11,119,778)
(11,959,150)
                                     ------------    -------
-----
   Net decrease in net assets from
      Series share transactions...     (6,808,585)
(5,567,626)
                                     ------------    -------
-----
Total decrease....................     (7,501,284)
(5,022,276)
Net Assets
Beginning of year.................     66,691,431
71,713,707
                                     ------------    -------
-----
End of year.......................   $ 59,190,147    $
66,691,431
                                     ------------    -------
-----
                                     ------------    -------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements                   NORTH
CAROLINA SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the ``Fund'') is
registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
fourteen series. The monies of each series are invested in
separate,
independently managed portfolios. The North Carolina Series
(the ``Series'')
commenced investment operations in February, 1985. The
Series is diversified and
seeks to achieve its investment objective of obtaining the
maximum amount of
income exempt from federal and applicable state income taxes with the minimum of
risk by investing in ``investment grade'' tax-exempt
securities whose ratings
are within the four highest ratings categories by a
nationally recognized
statistical rating organization or, if not rated, are of
comparable quality. The
ability of the issuers of the securities held by the Series
to meet their
obligations may be affected by economic or political
developments in a specific
state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a ``when-issued''
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value. All securities are valued as of 4:15 P.M., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt
securities at a set
price for delivery on a future date. Upon entering into a
financial futures
contract, the Series is required to pledge to the broker an
amount of cash
and/or other assets equal to a certain percentage of the
contract amount. This
amount is known as the ``initial margin''. Subsequent
payments, known as
``variation margin'', are made or received by the Series
each day, depending on
the daily fluctuations in the value of the underlying
security. Such variation
margin is recorded for financial statement purposes on a
daily basis as
unrealized gain or loss until the contracts expire or are
closed, at which time
the gain or loss is reclassified to realized gain or loss.
The Series invests in
financial futures contracts solely for the purpose of
hedging its existing
portfolio securities, or securities the Series intends to
purchase against
fluctuations in value caused by changes in prevailing market conditions. Should
market conditions move unexpectedly, the Series may not
achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Option Writing: When the Fund writes an option, an amount
equal to the premium
received by the Fund is recorded as a liability and is
subsequently adjusted to
the current market value of the option written. Premiums
received from writing
options which expire unexercised are treated by the Fund on
the expiration date
as realized gains from securities or currencies based upon
the type of option
written. The difference between the premium and the amount
paid on effecting a
closing purchase transaction, including brokerage
commissions, is also treated
as a realized gain, or if the premium received is less than
the amount paid for
the closing purchase transaction, as a realized loss. If a
call option is
exercised, the premium is added to the proceeds from the
sale of the underlying
security or currency in determining whether the fund has
realized a gain or
loss. If a put option is exercised, the premium reduces the
cost basis of the
securities or currencies purchased by the Fund. The Fund as
writer of an option
may have no control over whether the underlying securities
may be sold (call) or
purchased (put) and as a result bears the market risk of an
unfavorable change
in the price of the security underlying the written option.
There were no
written options outstanding at August 31, 1996.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
made by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
------------------------------------------------------------
--------------------
 8

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements                   NORTH
CAROLINA SERIES
------------------------------------------------------------
--------------------
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason and because substantially all
of the Series' gross
income consists of tax-exempt interest, no federal income
tax provision is
required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatments for
short-term capital gains and market discount.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management, Inc.
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the cost of compensation of officers of the Fund,
occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $31,651 ($0.006 per share
for Class A, B and C
shares; .05% of average net assets, annualized). The Series
is not required to
reimburse PMF for such waiver.
The Fund had a distribution agreement with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Class
A shares of the
Fund through January 1, 1996. Effective January 2, 1996
Prudential Securities
Incorporated (``PSI'') became the distributor of the Class A shares of the Fund
and is serving the Fund under the same terms and conditions
as under the
arrangement with PMFD. PSI is also the distributor of the
Class B and Class C
shares of the Fund. The Fund compensated PMFD and PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution (the ``Class A, B and C Plans''), regardless of expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI and PMFD for
the period September 1, 1995 through January 1, 1996 with
respect to Class A
shares, for distribution-related activities at an annual
rate of up to .30 of
1%, .50 of 1% and 1%, of the average daily net assets of the
Class A, B and C
shares, respectively. Such expenses under the Plans were .10 of 1%, .50 of 1%
and .75 of 1% of the average daily net assets of the Class
A, B and C shares,
respectively, for the year ended August 31, 1996.
PMFD and PSI have advised the Series that they have received approximately
$2,600 in front-end sales charges resulting from sales of
Class A shares during
the year ended August 31, 1996. From these fees, PMFD and
PSI paid such sales
charges to affiliated broker-dealers which in turn paid
commissions to sales
persons and incurred other distribution costs.
PSI has advised the Series that for the year ended August
31, 1996, it received
approximately $109,600 in contingent deferred sales charges
imposed upon certain
redemptions by Class B and Class C shareholders.
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC
are indirect,
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent and during the year ended August 31,
1996, the Series incurred fees of approximately $26,800 for
the services of
PMFS. As of August 31, 1996, approximately $2,000 of such
fees were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
--------------------

9 -----

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements                   NORTH
CAROLINA SERIES
------------------------------------------------------------
--------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the year ended August 31, 1996 were $13,823,323 and
$19,348,514, respectively.
The cost basis of investments for federal income tax purposes was substantially the same as for financial reporting purposes and, accordingly, as of August 31,
1996, net unrealized appreciation for federal income tax purposes was $641,880
(gross unrealized appreciation--$1,567,100; gross unrealized depreciation--$925,220).
Transactions in written options during the period ended August 31, 1996 were as follows:

                                       Number of    Premiums
                                       Contracts    Received
                                       ---------    --------
Options written......................         75      16,880
Options expired......................        (75)
(16,880)
                                       ---------    --------
Options outstanding at August 31,
  1996...............................          0           0
                                       ---------    --------
                                       ---------    --------

------------------------------------------------------------
Note 5. Capital
The Series currently offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the years ended August 31,
1996 and 1995, were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................      26,122    $
294,382
Shares issued in reinvestment of
  dividends and distributions.......      77,298
872,346
Shares reacquired...................    (371,852)
(4,173,584)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (268,432)
(3,006,856)
Shares issued upon conversion from
  Class B...........................     438,352
4,936,059
                                      ----------    --------
----
Net increase in shares
  outstanding.......................     169,920    $
1,929,203
                                      ----------    --------
----
                                      ----------    --------
----
Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1995:
Shares sold.........................     101,495    $
1,107,658
Shares issued in reinvestment of
  dividends.........................      40,041
444,345
Shares reacquired...................    (219,838)
(2,440,629)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................     (78,302)
(888,626)
Shares issued upon conversion from
  Class B...........................   2,245,102
24,527,190
                                      ----------    --------
----
Net increase in shares
  outstanding.......................   2,166,800    $
23,638,564
                                      ----------    --------
----
                                      ----------    --------
----
Class B
------------------------------------
Year ended August 31, 1996:
Shares sold.........................     184,643    $
2,097,677
Shares issued in reinvestment of
  dividends and distributions.......      90,870
1,026,914
Shares reacquired...................    (617,133)
(6,946,194)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (341,620)
(3,821,603)
Shares issued upon conversion from
  Class B...........................    (437,963)
(4,936,059)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (779,583)   $
(8,757,662)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1995:
Shares sold.........................     313,714    $
3,421,366
Shares issued in reinvestment of
  dividends.........................     126,657
1,369,272
Shares reacquired...................    (889,076)
(9,511,942)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (448,705)
(4,721,304)
Shares reacquired upon conversion
  into Class A......................  (2,245,029)
(24,527,190)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (2,693,734)
$(29,248,494)
                                      ----------    --------
----
                                      ----------    --------
----
Class C
------------------------------------
Year ended August 31, 1996:
Shares sold.........................       1,566    $
17,632
Shares issued in reinvestment of
  dividends.........................         199
2,242
                                      ----------    --------
----
Net increase in shares
  outstanding.......................       1,765    $
19,874
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1995:
Shares sold.........................       4,353    $
47,717
Shares issued in reinvestment of
  dividends.........................         105
1,166
Shares reacquired...................        (592)
(6,579)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................       3,866    $
42,304
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
10

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                            NORTH
CAROLINA SERIES
------------------------------------------------------------
--------------------

Class A
                                        --------------------
--------------------------------
                                                       Year
Ended August 31,
                                        --------------------
--------------------------------
                                         1996        1995
1994       1993       1992
                                        -------     -------
------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...   $ 11.19     $ 11.06
$12.04     $11.37     $10.86
                                        -------     -------
------     ------     ------
Income from investment operations
Net investment income................       .53
 .60(a)     .61        .65        .67
Net realized and unrealized gain
   (loss) on investment
   transactions......................      (.01)        .13
(.76)       .67        .51
                                        -------     -------
------     ------     ------
   Total from investment
      operations.....................       .52         .73
(.15)      1.32       1.18
                                        -------     -------
------     ------     ------
Less distributions
Dividends from net investment
   income............................      (.53)       (.60)
(.61)      (.65)      (.67)
Distributions from net realized
   gains.............................      (.12)         --
(.22)        --         --
                                        -------     -------
------     ------     ------
   Total distributions...............      (.65)       (.60)
(.83)      (.65)      (.67)
                                        -------     -------
------     ------     ------
Net asset value, end of year.........   $ 11.06     $ 11.19
$11.06     $12.04     $11.37
                                        -------     -------
------     ------     ------
                                        -------     -------
------     ------     ------
TOTAL RETURN(b):.....................      4.70%       6.86%
(1.35)%    11.99%     11.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)........   $28,089     $26,519
$2,256     $1,777     $  917
Average net assets (000).............   $27,628     $15,244
$2,067     $1,316     $  612
Ratios to average net assets:
   Expenses, including distribution
      fees...........................      1.03%(a)
 .98%(a)    .88%       .87%       .91%
   Expenses, excluding distribution
      fees...........................       .93%(a)
 .88%(a)    .78%       .77%       .81%
   Net investment income.............      4.78%(a)
5.25%(a)   5.31%      5.55%      5.90%
Portfolio turnover rate..............        23%         28%
17%        38%        36%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
11 -----

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                            NORTH
CAROLINA SERIES
------------------------------------------------------------
--------------------

Class B                                      Class C
                                       ---------------------
----------------------------------     ---------------------
----

Year           Year
                                                        Year
Ended August 31,                        Ended          Ended
                                       ---------------------
----------------------------------     August 31,     August
31,
                                        1996        1995
1994        1993        1992          1996           1995
                                       -------     -------
-------     -------     -------     ----------      --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................  $ 11.19     $ 11.06
$ 12.05     $ 11.37     $ 10.86      $  11.19        $11.06
                                       -------     -------
-------     -------     -------     ----------        -----
Income from investment operations
Net investment income................      .49(a)
 .55(a)      .56         .60         .62           .46
 .52(a)
Net realized and unrealized gain
   (loss) on investment
   transactions......................     (.01)        .13
(.77)        .68         .51          (.01)          .13
                                       -------     -------
-------     -------     -------     ----------        -----
   Total from investment
      operations.....................      .48         .68
(.21)       1.28        1.13           .45           .65
                                       -------     -------
-------     -------     -------     ----------        -----
Less distributions
Dividends from net investment
   income............................     (.49)       (.55)
(.56)       (.60)       (.62)         (.46)         (.52)
Distributions from net realized
   gains.............................     (.12)         --
(.22)         --          --          (.12)           --
                                       -------     -------
-------     -------     -------     ----------        -----
   Total distributions...............     (.61)       (.55)
(.78)       (.60)       (.62)         (.58)         (.52)
                                       -------     -------
-------     -------     -------     ----------        -----
Net asset value, end of period.......  $ 11.06     $ 11.19
$ 11.06     $ 12.05     $ 11.37      $  11.06        $11.19
                                       -------     -------
-------     -------     -------     ----------        -----
                                       -------     -------
-------     -------     -------     ----------        -----
TOTAL RETURN(b):.....................     4.28%       6.44%
(1.82)%     11.62%      10.64%         4.03%         6.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......  $31,029     $40,119
$69,448     $75,515     $63,573      $     72        $   53
Average net assets (000).............  $35,605     $51,963
$73,606     $67,997     $60,751      $     69        $   32
Ratios to average net assets:
   Expenses, including distribution
      fees...........................     1.43%(a)
1.34%(a)    1.28%       1.27%       1.31%         1.68%(a)
1.63%(a)
   Expenses, excluding distribution
      fees...........................      .93%(a)
 .84%(a)     .78%        .77%        .81%          .93%(a)
 .88%(a)
   Net investment income.............     4.37%(a)
5.10%(a)    4.89%       5.18%       5.58%         4.14%(a)
4.59%(a)
Portfolio turnover rate..............       23%         28%
17%         38%         36%           23%           28%

                                       August 1,
                                        1994(d)
                                        through
                                       August 31,
                                          1994
                                          -----

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................    $11.09
                                          -----

Income from investment operations
Net investment income................       .04
Net realized and unrealized gain
   (loss) on investment
   transactions......................      (.03)
                                          -----

   Total from investment
      operations.....................       .01
                                          -----

Less distributions
Dividends from net investment
   income............................      (.04)
Distributions from net realized
   gains.............................        --
                                          -----

   Total distributions...............      (.04)
                                          -----

Net asset value, end of period.......    $11.06
                                          -----
                                          -----

TOTAL RETURN(b):.....................       .02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $   10
Average net assets (000).............    $    5
Ratios to average net assets:
   Expenses, including distribution
      fees...........................      1.67%(c)
   Expenses, excluding distribution
      fees...........................       .92%(c)
   Net investment income.............      5.06%(c)
Portfolio turnover rate..............        17%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C Shares.
------------------------------------------------------------
--------------------
 12                                           See Notes to
Financial Statements.

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Independent Auditors' Report                    NORTH
CAROLINA SERIES
------------------------------------------------------------
--------------------
The Shareholders and Board of Trustees
Prudential Municipal Series Fund, North Carolina Series
We have audited the accompanying statement of assets and
liabilities, including
the portfolio of investments, of Prudential Municipal Series
Fund, North
Carolina Series, as of August 31, 1996, the related
statements of operations for
the year then ended and of changes in net assets for each of the two years in
the period then ended, and the financial highlights for each of the five years
in the period then ended. These financial statements and
financial highlights
are the responsibility of the Fund's management. Our
responsibility is to
express an opinion on these financial statements and
financial highlights based
on our audits.
We conducted our audits in accordance with generally
accepted auditing
standards. Those standards require that we plan and perform
the audit to obtain
reasonable assurance about whether the financial statements
and financial
highlights are free of material misstatement. An audit
includes examining, on a
test basis, evidence supporting the amounts and disclosures
in the financial
statements. Our procedures included confirmation of the
securities owned as of
August 31, 1996 by correspondence with the custodian. An
audit also includes
assessing the accounting principles used and significant
estimates made by
management, as well as evaluating the overall financial
statement presentation.
We believe that our audits provide a reasonable basis for
our opinion.
In our opinion, such financial statements and financial
highlights present
fairly, in all material respects, the financial position of
Prudential Municipal
Series Fund, North Carolina Series, as of August 31, 1996,
the results of its
operations, the changes in its net assets, and its financial highlights for the
respective stated periods in conformity with generally
accepted accounting
principles.
DELOITTE & TOUCHE LLP
New York, New York
October 14, 1996
                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Federal Income Tax Information                  NORTH
CAROLINA SERIES
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Series' fiscal year end (August 31, 1996) as to the federal
tax status of
dividends and distributions paid by the Series during such
fiscal year.
Accordingly, we are advising you that in the fiscal year
ended August 31, 1996,
dividends paid from net investment income of $0.53 per Class
A share, $0.49 per
Class B share, and $0.46 per Class C share were all
federally tax-exempt
interest dividends. The Series also paid $0.12 per Class A
share, per Class B
share and per Class C share which represents distributions
from long-term
capital gains and are taxable as such.
We wish to advise you that the corporate dividends received
deduction for the
Series is zero. Only funds that invest in U.S. equity
securities are entitled to
pass-through a corporate dividends received deduction.
In January 1997, you will be advised on IRS Form 1099 DIV or
Substitute 1099 DIV
as to the federal tax status of the distributions received
by you in calendar
year 1996.
------------------------------------------------------------
--------------------

13 -----

Getting
The Most
From Your
Prudential
Mutual
Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first
on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio
Manager's Report
The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of
Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets
And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of
Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes
In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial
Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential Mutual
Funds prices securities. The Notes also explain who manages and distributes the
Fund's shares, and more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent
Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance
Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index

How Does Your State Stack Up?
Economic conditions vary from state to state. While one region may be experiencing strong fiscal management and prosperity, another may languish under the weight of declining industry or chronic state budget problems.

State economic conditions, fiscal management and interest rates play dominant roles in the performance of individual municipal bonds. A strong economy generally leads to higher tax revenues and other income sources for the state, enabling it to more easily repay its debts. Additionally, sound state financial management often results in high ratings from bond rating agencies. High ratings are attractive to investors and can help bonds retain value in the market.

California
-World's 8th largest economy.
-Entertainment jobs growing.
-Recovery continues, growth is exceeding the national average and yielding tax revenue well above estimates.
-General obligation debt upgraded by Standard & Poor's.
-Implementation of welfare reform may pose problems.

Hawaii
-Tourism provides 60% of jobs.
-Strong financial management.
-Slow recovery from early-1990s U.S. and Japanese recessions, which bit into tourism and real estate.
-Government eliminated 1,100 state jobs.

Ohio
-Shift from manufacturing to service trades.
-Economic and personal income growth ahead of national averages.
-Debt is low.

Pennsylvania
-Slowly rebuilding economy, but needs new engine of growth.
-Modest debt rapidly amortized.
-Sound financial management.

Michigan
-Economic growth is 3.5%, higher than national average.
-Once car capital of the world, now more diversified.
-Strengthening fiscal management.

Massachusetts
-Painful cuts in defense and health care eliminated jobs.
-Slowly rebuilding economy.
-Personal income is high.

New York
-High taxes restrain growth, although efforts underway to ease the tax burden.
-Personal income remains high.
-Debt level is high.
-Implementation of welfare reform may pose problems.

Maryland
-One of wealthiest states.
-Personal income 115% of national average, but income growth has stabilized.
-Good financial controls.

Florida
-Economy and personal income growing much faster than national rate.
-Unemployment and debt are low.
-Ended 1995 with a budget surplus for the third year in a row.
-Implementation of welfare reform may pose problems.

Connecticut
-Nation's wealthiest citizens.
-Economically weak from defense cuts.
-Slow growth -- recovery may take years.
-Attempts at "quick fixes" won't provide permanent relief.
-Spurt of growth in personal income tax revenues.

New Jersey
-Broad-based economy and high personal wealth.
-Economic growth gaining but behind national average.
-"Pro-business" tactics siphoned revenue, but may spur more growth.

North Carolina
-Robust, model economy.
-Personal income quickly  growing.
-Unemployment well below national average.
-New jobs from financial services, research and high technology.
-Strong financial management.

Source:  Prudential Investment Corporation.  Selected states are those for
which Prudential Mutual Fund Management manages a state-
specific municipal
bond mutual fund                     Revised:  October, 1996

Prudential Municipal Series Fund: North Carolina Series
-- Lehman Bros. General Municipal Debt Index

Comparing A $10,000 Investment.
Prudential Municipal Series Fund: North Carolina
Series vs. Lehman Bros. General Muni Debt Index.

(Chart)
(Class A)

(Chart)
(Class B)

(Chart)
(Class C)

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, will be worth more or less than their original cost. The charts on the right are designed to give you an idea how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Municipal
Series Fund: North
Carolina Series (Class A, Class B and Class C) with a similar investment in the Lehman Brothers Municipal Bond Index by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of the most recent reporting period
(August 31), as measured
on a quarterly basis, beginning in 1990 for Class A shares;
1986 for Class B
shares; and 1994 for Class C shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on August 31, 1996; (c) all recurring fees (including management fees) were deducted;
and (d) all dividends
and distributions were reinvested. Class B shares automatically convert to
Class A shares, on a quarterly basis, approximately seven years after purchase.
This conversion feature is not reflected in the graph. The graph and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees.

* Without waivers and expense subsidies the value of the $10,000 investment in the Series and the Series' average annual total return, as illustrated above, would have been lower, as indicated in parentheses ( ).

The Index is a weighted index comprised of 21,000 municipal bonds (General obligation bonds, revenue bonds, insured bonds and prerefunded bonds) selected by Lehman Brothers as representative of the long-term investment grade municipal bond market. It is an unmanaged index that includes the reinvestment of all dividends, but does not reflect the transaction costs and advisory fees paid by the Series' investors. The Index's holdings differ from the Series' portfolio. The Index is not the only one that may be used to characterize performance of bond funds and other indices may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http:\\www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Harry A. Jacobs, Jr.
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy Hays Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435M812    MF126E
74435M820    Cat. #642962S
74435M515

(ICON)
Prudential
Municipal
Series Fund

New Jersey
Money Market Series

ANNUAL
REPORT
Aug. 31, 1996
(LOGO)

Prudential Municipal Series Fund
New Jersey Money Market Series

Performance At A Glance.

When we last reported to you in February, short-term interest rates were trending lower. Since then, rates rose and fell depending upon the latest news -- and views -- about the strength of the U.S. economy. Throughout the
12-month period ended August 31, 1996, the Prudential
Municipal Series
Fund -- New Jersey Money Market Series provided tax-free income at competitive yields, maintained a $1 net asset value per share and high credit quality. The
Series' 7-day current yield on August 31, 1996 was 2.74%, which was equivalent to a taxable yield of 4.86% for individuals in the highest federal income tax bracket.

Fund Facts
As of 8/31/96
                  7-Day      Net Asset  Taxable  Equivalent
Yield1    Weighted Avg.  Total Net
               Current Yld.    Value     @31%       @36%
@39.6%     Maturity    Assets (mil.)
NJ Money
Market Fund      2.74%        $1.00      4.25%     4.58%
4.86%    66 Days      $181.4

IBC Financial Data
NJ Tax-Exempt
Fund Average2    2.81          1.00      4.36      4.70
4.98     60 Days       N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results.

An investment in the Series is neither insured nor guaranteed by the U.S.
government and there canbe no assurance that the Series will be able to maintain a stable net asset value.

1Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

2This is the average 7-day current yield, NAV and WAM of 11 funds in the
International Business Communications Financial DataOs New
Jersey tax-exempt
money market fund category as of 8/31/96.

Tracking Tax-Free Money Fund Yields.

(GRAPHIC)

Weekly 7-day current yields of Prudential New Jersey Money
Market Series and
the IBC Financial Data New Jersey tax-free money fund average. Past performance is not indicative of future results.

How Investments Compared.
(As of 8/31/96)

(GRAPHIC)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total return averages for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've
included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds. Unlike bond funds, bonds, if held to maturity, generally offer a fixed rate of return and fixed principal value.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Tax-Exempt Money Market Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Ken Potts, Fund Manager
<PHOTO)
Portfolio
Manager's Report

The Prudential Municipal Series Fund -- New Jersey Money Market Series seeks the highest current income that is exempt from federal and New Jersey state income taxes, consistent with liquidity, the preservation of capital, and mainte-nance of a stable net asset value of $1 per share. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of New Jersey, its municipalities, local governments and other qualifying issuers (such as Puerto Rico, Guam and the
U.S. Virgin Islands).

A Word About Quality.
Your Series will typically purchase securities with maturities of one year or less that are rated Aaa, Aa; Notes: MIG-1, MIG-2, P-1 or P-2 by Moody's
Investors Service, or AAA, AA; Notes: SP-1, SP-1+, A-1 or A-
2 by Standard &
Poor's or, if not rated, deemed to be of comparable quality by the Series' investment adviser. Although there is never a guarantee that the share price of the New Jersey Money Market Series will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.

Rates Seesaw.
Our strategy seeks to provide you with tax-free income at a competitive yield.
Over the past six months, achieving this meant adjusting our investment approach more frequently than in the firstsix months of our reporting year as market conditions warranted.

From March 1996 on, short-term interest rates fluctuated in reaction to reports that the U.S. economy was either improving (rates rose) or weakening (rates fell). February's strong jobs report (released in March) started the first cycle, and each one would go something like this:

- Government report shows economy growing;

- Opinion says growth is too fast and that Federal Reserve must raise interest rates to head off inflation;

- Short-term rates rise in anticipation;

- Different government report  shows economy slowing;

- Higher interest rate talk fades, and short-term rates fall.

A cycle could last a few days or a couple of weeks and it was difficult to consistently predict. Throughout this whole time the Federal
Reserve did not
raise short-term interest rates.

Fluctuating interest rates weren't our only concern, of course. Being a tax-free money fund, your Series also contended with local bond supply and other factors. In April, many shareholders pulled their cash out of money market funds to pay their income taxes. And in July investors used income from bond call payments, maturities and coupon payments to invest about $4.6 billion in the tax-free market, according to the Bond Buyer, a trade newspaper which covers the tax-free bond markets.

How did we respond during this? We maintained a flexible portfolio strategy by adjusting our weighted average maturity (WAM) to take advantage of either rising rates or attractive investment opportunities when they occurred.

Garden State Blossoms.
New Jersey is expected to have the best economic growth rate in the tri-state region (New Jersey, New York, Connecticut), although it lags the national average. The state maintained its good financial policies and its bond rating by Moody's was Aa1, unchanged since our last report to you.

What Went Well.

Making The Right Moves.
We believe that the past 12 months were a time of achievement for your Series.
Highlights included:

- Following a conservative investment philosophy to preserve higher yields as interest rates fell last year;

- Adjusting our weighted average maturity to maintain investment flexibility when interest rates began to fluctuate wildly during the past six months;

- Maintaining a high level of credit-enhanced securities
(56% of total net
assets as of August 31, 1996), backed either by a letter of credit from a major money center bank or by being insured, lessening credit risk;

- Maintaining a conservative diversification policy to limit credit risk. On
August 31, 1996 your Series was invested in 44 issuers from across the state.

And Not So Well.

One Move We Missed.
Surprises happen in this business and most money fund managers, indeed most of
Wall Street, were caught off-guard in March when the U.S. government released its February jobs report, which showed that businesses nationwide created far more new positions than anticipated. While this was good news to many
(especially those who found work), signs of economic strength can raise fears of inflation which always makes investors skittish. Looking back, if we knew what was coming we would have done things differently by increasing our holdings of shorter maturity securities for a couple of weeks prior to the report's release. The Series would then be better positioned to take advantage of the rising yields that followed the release of the report.

Looking Ahead.
The past 12 months clearly demonstrated how unpredictable interest rates can be. The Federal Reserve wants to promote steady, non-inflationary growth. Will the central bank raise rates this fall or winter? A strengthening U.S. economy could make such a move necessary to curb inflation. If the Federal Reserve acts, any increase would be modest, we believe. Of course, if taxable short-term rates increase, so too, will tax-free yields. Whatever the future may hold for interest rates, the outlook for tax-free securities is favorable.

Weighted Average Maturity Is Now Longer Than The Average
Fund.

Prudential New Jersey Money Market Series
IBC Financial Data New Jersey Tax-Free Money Fund Avg.

(GRAPHIC)

------------------------------------------------------------
------------------

President's Letter


October 7, 1996

Dear Shareholder:

Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996.
According to figures
released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of
$33 billion in January of 1996. An additional $66 billion was invested in the following three months, although this rapid inflow subsided somewhat in late spring.

While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns." Few expect
1995's virtual non-stop returns from the stock and bond markets. In fact,
1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your
Financial Advisor or Registered Representative. She or he can help you determine reasonable expectations about both the potential performance and risks associated with your investments.

Changes at Prudential.
There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of
Prudential's newly created "Prudential Investments." This group manages and administers nearly $190 billion in client assets and provides mutual funds, annuities, defined benefit and defined contribution plans to our individual and institutional investors. We plan to improve the range and quality of investment products and services that we can provide you by better leveraging
Prudential's strengths. There will, however, be no change in the service you receive from your Financial Advisor, Registered Representative or our Customer
Service unit.

We're excited about our future and hope that you are, too.
Thank you for your
continued support and confidence in Prudential Mutual Funds.

Sincerely,

Richard A. Redeker
President
------------------------------------------------------------
------------------
2

Portfolio of Investments                    PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                       NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Atlantic Cnty. Impvt. Auth. Rev., Ser. 86, F.R.W.D.
VMIG1            3.20%        9/04/96   $  1,300     $
1,300,000
Bergen Cnty., Ser. 96, G.O.
Aaa              4.50         6/15/97      1,690
1,698,371
Bernards Twnshp., Ser. 96, B.A.N.
NR               4.00         5/23/97      3,801
3,808,165
Brazos River Auth. Poll. Ctrl. Rev., Texas Util. Elec.
   Co., Ser. 95C, F.R.D.D.
VMIG1            4.00         9/03/96      2,000
2,000,000
Essex Cnty. Impvt. Auth. Rev., F.R.W.D.
VMIG1            3.00         9/04/96      4,000
4,000,000
Gloucester Cnty. Ind. Poll. Ctrl. Fin. Auth. Rev.,
   Monsanto Co. Proj., Ser. 92, F.R.W.D.
P-1              3.20         9/04/96      3,120
3,120,000
Hudson Cnty. Impvt. Auth. Rev., Ser. 86, F.R.W.D.
A-1(c)           3.50         9/05/96      4,445
4,445,000
Jersey City, B.A.N.
P-1              4.25         9/27/96      7,000
7,001,970
Morris Cnty., B.A.N.
VMIG1            3.95         8/07/97      7,000
7,001,831
New Jersey Sports & Expo. Auth., Ser. 92C, F.R.W.D.,
   M.B.I.A.
VMIG1            3.15         9/05/96      4,300
4,300,000
New Jersey St. Econ. Dev. Auth.,
   Brach Jersey Ave, Ser. 86, F.R.W.D.
P-1              3.30         9/04/96      2,200
2,200,000
   Catholic Cmnty. Svcs Proj., Ser. 93, F.R.W.D.
VMIG1            3.35         9/05/96      5,900
5,900,000
   Catholic Cmnty. Svcs Proj., Ser. 95, F.R.W.D.
VMIG1            3.35         9/05/96      2,500
2,500,000
   Chambers Cogen. Ltd., Ser. 91, T.E.C.P.
VMIG1            3.50        10/25/96      3,000
3,000,000
   Chambers Cogen. Ltd., Ser. 91, T.E.C.P.
VMIG1            3.50        12/16/96      4,400
4,400,000
   East Meadow Corp., Ser. 86A, F.R.W.D.
VMIG1            3.60         9/04/96      2,675
2,675,000
   Econ. Growth Bds., Ser. 94B, F.R.W.D.
A-1(c)           3.25         9/05/96      1,800
1,800,000
   Franciscan Oaks Proj., Ser. 92B, F.R.W.D.
A-1+(c)          3.30         9/04/96      1,600
1,600,000
   Hillcrest Health Svcs. Sys. Proj., Ser. 95, F.R.W.D.
P-1              3.40         9/04/96      8,000
8,000,000
   Hoffman La-Roche Inc. Proj., Ser. 93, F.R.D.D.
Aaa              3.60         9/03/96      6,800
6,800,000
   Kent Place, Ser. 92L, F.R.W.D.
VMIG1            3.40         9/05/96      1,930
1,930,000
   Keystone Proj., Ser. 92, T.E.C.P.
VMIG1            3.55         9/20/96      2,360
2,360,000
   Keystone Proj., Ser. 92, T.E.C.P.
VMIG1            3.55        10/24/96      2,600
2,600,000
   Keystone Proj., Ser. 92, T.E.C.P.
VMIG1            3.50        12/17/96      1,500
1,500,000
   Michael Shalit Proj., Ser. 93, F.R.D.D.
P-1              3.80         9/03/96      1,700
1,700,000
   North Plainfield Hldg., Ser. 92, A.O.T.
VMIG1            4.00         9/01/97      3,635
3,635,000
   Ocean Spray Cranberry Inc. Proj., Ser. 87, S.A.O.T.
A+(c)(e)         4.10         7/01/97      4,000
4,000,000
   Office Court Assoc. Proj., F.R.W.D.
A-1+(c)          3.45         9/04/96      1,800
1,800,000
   Peddie Sch. Proj., Ser. 94B, F.R.W.D.
A-1(c)           3.25         9/05/96      3,000
3,000,000
   RJB Associates Ltd., F.R.W.D.
A-1(c)           3.50         9/05/96      1,480
1,480,000
   Russ Berrie & Co., Ser. 83, F.R.W.D.
A-1+(c)          3.15         9/04/96        200
200,000
   Thermal Energy Ltd., Ser. 95, S.A.O.T.
NR               3.60        12/12/96      2,500
2,500,000
   Volvo America Corp, Ser. 84, F.R.W.D.
A-1+(c)          4.015        9/04/96      1,500
1,500,000
New Jersey St. Hsg. Fin. Agcy., Ser. 92A, Q.T.P.O.T.
AA+(c)           3.75        11/01/96      3,000
3,000,000
New Jersey St. Tpke. Auth. Rev., Ser. D, F.R.W.D.,
   F.G.I.C.
VMIG1            3.00         9/04/96      3,000
3,000,000
Newark Healthcare Facs. Rev., Ser. 95A, F.R.W.D.
A-1(c)           3.60         9/05/96      2,955
2,955,000
Ocean Cnty., Ser. 96, B.A.N.
VMIG1            4.10         7/01/97      3,000
3,008,544
Piscataway Twnshp., Ser. 96, B.A.N.
NR               4.25         4/25/97      3,000
3,012,157

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments                    PRUDENTIAL
MUNICIPAL SERIES FUND
as of August 31, 1996                       NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Port Auth. of New York & New Jersey,
   Ser. 93, F.R.D.D.
VMIG1            3.65%        9/03/96   $  5,000     $
5,000,000
   Ser. 93-2, F.R.W.D.
P-1              3.441        9/03/96      8,000
8,000,000
   Ser. 94, F.R.D.D.
VMIG1            3.80         9/03/96      4,200
4,200,000
Puerto Rico Comnwlth.,
   Gov't. Dev. Bank, Ser. 85, F.R.W.D.
VMIG1            3.10         9/04/96        400
400,000
   Gov't. Dev. Bank, Ser. 95, T.E.C.P.
A-1+(c)          3.35         9/12/96      1,300
1,300,000
   Gov't. Dev. Bank, Ser. 95, T.E.C.P.
A-1+(c)          3.45         9/12/96      2,500
2,500,000
   Gov't. Dev. Bank, Ser. 95, T.E.C.P.
A-1+(c)          3.60        10/07/96      4,000
4,000,000
Randolph Twnshp., B.A.N.
NR               4.25         9/06/96      3,593
3,592,642
Roxbury Twnshp., Ser. 96, B.A.N.
NR               3.75         2/14/97      7,798
7,815,067
Salem Cnty. Ind. Poll. Ctrl. Rev., Ser. 93A, T.E.C.P.
VMIG1            3.50        12/17/96      8,000
8,000,000
Sussex Cnty., B.A.N.
NR               4.50         9/13/96      5,000
5,000,945
Washington Twnshp., Ser. 96, B.A.N.
NR               3.50        10/21/96      5,334
5,335,064
West Orange Twnshp., B.A.N.
NR               3.75        10/03/96      3,951
3,951,843
Woodbridge., Ser. 96, T.A.N.
NR               3.43         2/13/97      1,250
1,248,504

------------
Total Investments--99.8%
(amortized cost $181,075,103; (d))
181,075,103
Other assets in excess of liabilities--0.2%
321,190

------------
Net Assets--100%
$181,396,293

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.O.T.--Annual Optional Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Corp.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Investors Assurance. Q.T.P.O.T.--Quarterly Third Party Optional Tender.
    S.A.O.T.--Semi-Annual Optional Tender.
    T.A.N.--Tax Anticipation Note.
    T.E.C.P--Tax Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the maturity
date of such
    securities is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes.
(e) This security has been deemed comparable in quality to
an eligible
    investment.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
-----4                                     See Notes to
Financial Statements.

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities         NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Assets
August 31, 1996

---------------
Investments, at amortized cost which approximates market
value............................................       $
181,075,103
Interest
receivable..................................................
 .....................................           1,521,811
Receivable for Series shares
sold........................................................
 .................           1,010,016
Receivable for investments
sold........................................................
 ...................             245,000
Deferred expenses and other
assets......................................................
 ..................               5,318

---------------
   Total
assets......................................................
 .....................................         183,857,248

---------------
Liabilities
Payable for Series shares
reacquired..................................................
 ....................           2,198,593
Accrued expenses and other
liabilities.................................................
 ...................              87,001
Dividends
payable.....................................................
 ....................................              84,560
Management fee
payable.....................................................
 ...............................              77,411
Distribution fee
payable.....................................................
 .............................              10,690
Deferred trustees'
fees........................................................
 ...........................               2,700

---------------
   Total
liabilities.................................................
 .....................................           2,460,955

---------------
Net
Assets......................................................
 ..........................................       $
181,396,293

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value.......................................................
$   1,813,963
   Paid-in capital in excess of
par.........................................................
 ..............         179,582,330

---------------
Net assets, August 31,
1996........................................................
 .......................       $ 181,396,293

---------------

---------------
Net asset value, offering price and redemption price per
share ($181,396,293 / 181,396,293 shares of
   beneficial interest
   issued and outstanding; unlimited number of shares
authorized).........................................
$1.00

---------------

---------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY MONEY MARKET SERIES
Statement of Operations
------------------------------------------------------------

                                                   Year
Ended
Net Investment Income                            August 31,
1996
Income
   Interest and discount earned...............     $
6,925,960
                                                 -----------
----
Expenses
   Management fee.............................
963,088
   Distribution fee...........................
240,772
   Transfer agent's fees and expenses.........
87,000
   Custodian's fees and expenses..............
60,000
   Reports to shareholders....................
35,000
   Registration fees..........................
24,000
   Audit fee..................................
10,800
   Legal fees.................................
5,000
   Trustee's fees.............................
3,900
   Deferred organization expenses.............
2,000
   Miscellaneous..............................
9,198
                                                 -----------
----
      Total expenses..........................
1,440,758
   Less: Management fee waiver (note 2).......
(85,123)
      Custodian fee credit....................
(1,632)
                                                 -----------
----
      Net expenses............................
1,354,003
                                                 -----------
----
Net investment income.........................
5,571,957
                                                 -----------
----
Net Increase in Net Assets
Resulting from Operations.....................     $
5,571,957
                                                 -----------
----
                                                 -----------
----


PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY MONEY MARKET SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended August 31,
in Net Assets                         1996             1995
Operations
   Net investment income.......   $   5,571,957    $
5,328,982
                                  -------------    ---------
----
   Net increase in net assets
      resulting from
      operations...............       5,571,957
5,328,982
                                  -------------    ---------
----
Dividends to shareholders......      (5,571,957)
(5,328,982)
                                  -------------    ---------
----
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      subscribed...............     686,158,251
621,173,812
   Net asset value of shares
      issued to shareholders in
      reinvestment of
      dividends................       5,403,204
5,178,490
   Cost of shares reacquired...    (692,617,954)
(602,179,432)
                                  -------------    ---------
----
   Net increase (decrease) in
      net assets from Series
      share transactions.......      (1,056,499)
24,172,870
                                  -------------    ---------
----
Total increase (decrease)......      (1,056,499)
24,172,870
Net Assets
Beginning of year..............     182,452,792
158,279,922
                                  -------------    ---------
----
End of year....................   $ 181,396,293    $
182,452,792
                                  -------------    ---------
----
                                  -------------    ---------
----

------------------------------------------------------------
--------------------
-----6                                    See Notes to
Financial Statements.

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements             NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the ``Fund'') is
registered under the
Investment Company Act of 1940 as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
fourteen series. The monies of each series are invested in
separate,
independently managed portfolios. The New Jersey Money
Market Series (the
``Series'') commenced investment operations on December 3,
1990. The Series is
non-diversified and seeks to achieve its investment
objective of providing the
highest level of income that is exempt from New Jersey State and federal income
taxes with a minimum of risk by investing in ``investment
grade'' tax-exempt
securities maturing within 13 months or less and whose
ratings are within the
two highest ratings categories by a nationally recognized
statistical rating
organization, or if not rated, are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic developments in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

All securities are valued as of 4:30 p.m., New York time.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its net income to shareholders. For this reason and because substantially all of the Series' gross income consists of tax-exempt interest, no federal income tax provision is required.

Dividends: The Series declares daily dividends from net investment income.
Payment of dividends is made monthly.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Deferred Organization Expenses: The Series incurred $32,200 in organization and initial registration expenses. Such amount was deferred and amortized over a period of 60 months ended December 1995.

Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Mutual
Fund Management LLC.
(``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PMF is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series. During the year ended August 31, 1996, PMF waived 25% of its management fee for the period September 1, 1995 through December 31, 1995. The amount of such fees waived for the year ended August 31, 1996 amounted to $85,123 ($.0004 per share;
 .044% of average net assets). Effective January 1, 1996 PMF ceased waiving any portion of its management fee.

The Fund had a distribution agreement with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Fund
through January 1,
1996. Effective January 2, 1996, Prudential Securities
Incorporated (``PSI'')
became the distributor of the Fund and is serving the Fund
under the same terms
and conditions as under the arrangement with PMFD. The
Series reimbursed PMFD
and PSI for distributing and servicing the Series' shares
pursuant to the plan
of distribution at an annual rate of .125 of 1% of the
Series average daily net
assets. The distribution fee is accrued daily and payable
monthly.
------------------------------------------------------------
--------------------

7 -----

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements                NEW JERSEY
MONEY MARKET SERIES
------------------------------------------------------------
--------------------
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC
are (indirect)
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the year
ended August 31, 1996,
the Series incurred fees of approximately $79,000 for the
services of PMFS. As
of August 31, 1996, approximately $6,200 of such fees were
due to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
--------------------
-----8

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                     NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Year Ended August 31,
                                                  ----------
--------------------------------------------------
                                                    1996
1995         1994         1993         1992
                                                  --------
--------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $   1.00
$   1.00     $   1.00     $   1.00     $   1.00
Net investment income and net realized
   gains(a)...................................         .03
 .03          .02          .02          .04
Dividends and distributions...................        (.03)
(.03)        (.02)        (.02)        (.04)
                                                  --------
--------     --------     --------     --------
Net asset value, end of year..................    $   1.00
$   1.00     $   1.00     $   1.00     $   1.00
                                                  --------
--------     --------     --------     --------
                                                  --------
--------     --------     --------     --------
TOTAL RETURN(b):..............................        2.92%
3.15%        1.90%        2.31%        3.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................    $181,396
$182,453     $158,280     $163,087     $164,092
Average net assets (000)......................    $192,617
$171,223     $169,123     $170,103     $155,915
Ratios to average net assets(a):
   Expenses, including distribution fee.......         .70%
 .64%         .68%         .64%         .32%
   Expenses, excluding distribution fee.......         .57%
 .51%         .55%         .51%         .19%
   Net investment income......................        2.89%
3.11%        1.87%        2.02%        3.33%

---------------
(a) Net of management fee waiver and/or expense subsidy.
(b) Total return includes reinvestment of dividends and
distributions.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
9 -----

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Independent Auditors' Report               NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
The Shareholders and Board of Trustees
Prudential Municipal Series Fund, New Jersey Money Market
Series

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prudential Municipal Series Fund, New Jersey
Money Market Series, as of August 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of
August 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prudential Municipal
Series Fund, New Jersey Money Market Series, as of August
31, 1996, the results
of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
October 14, 1996


                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Federal Income Tax Information              NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Series' fiscal year end (August 31, 1996) as to the federal
tax status of
dividends paid by the Series during such fiscal year.
Accordingly, we are
advising you that in the fiscal year ended August 31, 1996,
dividends paid from
net investment income of $.03 per share were federally tax-
exempt interest
dividends.
------------------------------------------------------------
--------------------
-----10

Getting
The Most
From Your Prudential
Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an nvestment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Getting
The Most
From Your Prudential
Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: One 1/100th of 1%. For example, one half of one percentage point is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset
(for example, a stock, bond or mutual fund share) and its selling price. Under current law the federal income tax rate for individuals on a long-term capital gain is up to 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -
- sometimes very
suddenly -- in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to
banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most often used to describe the difference between prices bid and asked for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S. market.

How Does Your State Stack Up?

Economic conditions vary from state to state. While one region may be experiencing strong fiscal management and prosperity, another may languish under the weight of declining industry or chronic state budget problems.

State economic conditions, fiscal management and interest rates play dominant roles in the performance of individual municipal bonds. A strong economy generally leads to higher tax revenues and other income sources for the state, enabling it to more easily repay its debts. Additionally, sound state financial management often results in high ratings from bond rating agencies. High ratings are attractive to investors and can help bonds retain value in the market.

California
-World's 8th largest economy.
-Entertainment jobs growing.
-Recovery continues, growth is exceeding the national average and yielding tax revenue well above estimates.
-General obligation debt upgraded by Standard & Poor's.
-Implementation of welfare reform may pose problems.

Hawaii
-Tourism provides 60% of jobs.
-Strong financial management.
-Slow recovery from early-1990s U.S. and Japanese recessions, which bit into tourism and real estate.
-Government eliminated 1,100 state jobs.

Ohio
-Shift from manufacturing to service trades.
-Economic and personal income growth ahead of national averages.
-Debt is low.

Pennsylvania
-Slowly rebuilding economy, but needs new engine of growth.
-Modest debt rapidly amortized.
-Sound financial management.

Michigan
-Economic growth is 3.5%, higher than national average.
-Once car capital of the world, now more diversified.
-Strengthening fiscal management.

Massachusetts
-Painful cuts in defense and health care eliminated jobs.
-Slowly rebuilding economy.
-Personal income is high.

New York
-High taxes restrain growth, although efforts underway to ease the tax burden.
-Personal income remains high.
-Debt level is high.
-Implementation of welfare reform may pose problems.

Maryland
-One of wealthiest states.
-Personal income 115% of national average, but income growth has stabilized.
-Good financial controls.

Florida
-Economy and personal income growing much faster than national rate.
-Unemployment and debt are low.
-Ended 1995 with a budget surplus for the third year in a row.
-Implementation of welfare reform may pose problems.

Connecticut
-Nation's wealthiest citizens.
-Economically weak from defense cuts.
-Slow growth -- recovery may take years.
-Attempts at "quick fixes" won't provide permanent relief.
-Spurt of growth in personal income tax revenues.

New Jersey
-Broad-based economy and high personal wealth.
-Economic growth gaining but behind national average.
-"Pro-business" tactics siphoned revenue, but may spur more growth.

North Carolina
-Robust, model economy.
-Personal income quickly growing.
-Unemployment well below national average.
-New jobs from financial services, research and high technology.
-Strong financial management.

Source: Prudential Investment Corporation. Selected states are those for which
Prudential Mutual Fund Management manages a state-specific municipal bond mutual fund

Revised: October, 1996

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http:\\www.prudential.com
(LOGO)

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Harry A. Jacobs, Jr.
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy Hays Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435M762                     MF147E
                              Cat. #444354I

(ICON)

Prudential
Municipal Series Fund
---------------------
Massachusetts Series

ANNUAL REPORT
Aug. 31, 1996

(LOGO)

Prudential Municipal Series Fund
Massachusetts Series

Performance At A Glance.
During the 12 months ended August 31, 1996, the municipal bond market experienced a lot of turbulence. Interest rates first fell, then rose, and finally finished close to where they started. The Prudential Municipal Series
Fund -- Massachusetts Series performed competitively with the average
Massachusetts municipal fund over the last 12 months, as measured by Lipper
Analytical Services.

Cumulative Total Returns1
As of 8/31/96
                           One          Five             Ten
Since
                           Year        Years
Years           Inception2
        Class A          4.9% (4.8)4   41.6% (41.5)4     N/A
60.6% (60.4)4
        Class B          4.5  (4.4)4   38.6  (38.4)4
85.3% (84.2)4  145.6 (142.2)4
        Class C          4.3  (4.2)4   N/A               N/A
12.1  (12.0)4
Lipper Mass. Muni Avg.3  4.9           40.8
92.8           166.3

Average Annual Total Returns1
As of 9/30/96
                           One        Five         Ten
Since
                           Year      Years         Years
Inception2
     Class A            2.7% (2.6)4  6.6% (6.5)4   N/A
7.1%
     Class B            0.4          6.6           6.5%
(6.4)4     7.9% (7.8)4
     Class C            4.2 (4.0)4   N/A           N/A
6.0%

Dividends &
 Yields
As of 8/31/96                                      Taxable
Equivalent Yield5
             Total Dividends         30-Day
At Tax Rates Of
             Paid for 12 Mos.       SEC Yield
36%         39.6%
    Class A      $0.59              4.62% (4.57)4   8.20%
(8.11)4  8.69% (8.59)4
    Class B      $0.54              4.36  (4.31)4   7.74
(7.64)4  8.20  (8.10)4
    Class C      $0.51              4.10  (4.05)4   7.28
(7.19)4  7.71  (7.62)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 Class A; 9/25/84, Class B; 8/1/94
Class C.

3The Lipper Massachusetts Municipal Bond fund average includes 51 funds for one year, 20 funds for five years, seven funds for 10 years and four funds since inception of the Class B shares on 9/25/84.

4Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state taxes.

How Investments Compared.
   (As of 8/31/96)
       (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Marie Conti, Fund Manager
(PICTURE)

Portfolio
Manager's Report
The Series primarily invests in carefully-selected, long-term municipal bonds that offer a high level of income exempt from Massachusetts state and federal income taxes, consistent with preservation of capital.
However, certain
shareholders may be subject to federal alternative minimum tax. There can be no assurance that the Series will achieve its investment objective.

More Insurance.
As buyers become more quality conscious, more tax-free municipal bonds are being issued with insurance. In the first half of 1996, 53% of all new bonds issued in Massachusetts were insured. As a result, insured bonds in our fund now total 47% of assets. This benefits the investor, because payment of both interest and principal of a bond are guaranteed by an insurance company. Of course, no insurance is available to prevent the price of bonds, and bond funds, from fluctuating from day to day.

Strategy Session.
Quite Volatile.
Municipal bond interest rates and prices experienced a lot of volatility over the past year. Last fall, interest rates fell and bond prices rose as investors feared a recession. But by early 1996, the tables turned. The economy gained new strength, setting off inflation fears, which pushed interest rates higher and bond prices lower. Municipal bond interest rates rose from 5.63% on January
4 to 6.34% on June 13 -- a difference of nearly three-quarters of a percentage point, as measured by the Bond Buyer's Revenue Bond Index, a widely-watched industry barometer. But when the dust settled on August 31, 1996, municipal bond interest rates were slightly lower than they had been 12 months earlier:
6.09% on August 29, 1996 vs. 6.26% a year earlier.

We Adjusted.
During the last 12 months, we periodically adjusted the Series' holdings to take advantage of changing market conditions. Last fall, as interest rates were falling, we had a longer duration (a measure of the Series' sensitivity to changing interest rates) to capitalize on rising bond prices. In February, we reduced duration to 8.1 years to protect assets. Over the summer, when interest rates appeared to be peaking, we increased duration once more, ending on August
31, 1996 at 8.9 years. Throughout the 12 months, we emphasized call protection
(many municipal bonds can be redeemed before maturity) and tried to upgrade quality where possible when the interest rate differences between higher- and lower-rated bonds narrowed.

    Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 8/31/96.
           (CHART)

What Went Well.
Time To Upgrade.
When the price difference between higher and lower quality bonds got smaller, we took the opportunity to upgrade the quality of our holdings. Why? Because we were no longer being paid enough to accept the added credit risk. We reduced our exposure to the lowest investment grade bonds we own -- those rated
Triple-B. As a percentage of assets, we lowered these holdings to about 11% on
August 31, 1996 from about 13% a year earlier. At the same time, our assets in insured bonds rose to 47% from 42%.

Culling Callables.
Callable bonds generally carry higher coupons to compensate for the risk that they might be redeemed before maturity. But we've found that this alone is not enough of a reason to own many of them. Prices of callable bonds do not rise as fast as non-callables when the bond market rallies, because price depends on maturity, which can't be calculated with certainty. So we've been selling bonds that are callable in less than eight years, and replacing them either with non-callable bonds or those that are callable in 10 years or more. In this way we'll be able to better manage the risks we face when interest rates rise or fall suddenly, as they have been apt to do in recent years.

And Not So Well.
Shortening Sooner.
Late in 1995, the U.S. economy was growing slowly. We expected this to continue into early 1996, so we held our duration -- a measure of the Series' sensitivity to interest rate changes -- fairly long, at 8.8 years. But the economic slowdown was only temporary, largely the result of the government shutdown and the severe weather in the Northeast. When the economy accelerated in February, we reduced duration to 8.1 years. That was good, but we would have performed better if we cut back even more and moved just a little bit earlier.

        Credit Quality.
 Expressed as a percentage of
total investments as of 8/31/96.
           (CHART)

Five Largest
Issuers.
6.5%  Puerto Rico
      Commonwealth
5.0%  Massaschusetts G.O.
4.2%  Mass. Water Pollution
4.0%  Mass. Health &
      Education Facility
4.0%  City of Gloucester G.O.

Expressed as a percentage of total net assets as of 8/31/96.

Looking Ahead.
Right now, we're cautious. We're expecting economic growth in the second half to slow. Meanwhile, the Federal Reserve Board is concerned that the economy is growing so rapidly that a shortage of workers is developing, which could induce wage inflation. It is possible that the board will raise short-term interest rates this year, if upward pressure on wages results in inflationary price increases to the consumer.

President's Letter
October 7, 1996
   (PICTURE)

Dear Shareholder:
Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996. According to figures released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of $33 billion in January of 1996. An additional $66 billion was invested in the following three months, although this rapid inflow subsided somewhat in late spring.

While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns." Few expect
1995's virtual non-stop returns from the stock and bond markets. In fact,
1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your Financial
Advisor or Registered Representative. She or he can help you determine reasonable expectations about both the potential performance and risks associated with your investments.

Changes at Prudential.
There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of
Prudential's newly created "Prudential Investments." This group manages and administers nearly $190 billion in client assets and provides mutual funds, annuities, defined benefit and defined contribution plans to our individual and institutional investors. We plan to improve the range and quality of investment products and services that we can provide you by better leveraging
Prudential's strengths. There will, however, be no change in the service you receive from your Financial Advisor, Registered Representative or our Customer
Service unit.

We're excited about our future and hope that you are, too.
Thank you for your
continued support and confidence in Prudential Mutual Funds.

Sincerely,

Richard A. Redeker
President

Portfolio of Investments                PRUDENTIAL MUNICIPAL
SERIES FUND
as of August 31, 1996                   MASSACHUSETTS SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating       Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--97.3%
------------------------------------------------------------
------------------------------------------------------------
------
Attleboro Massachusetts, Gen. Oblig., A.M.B.A.C.
Aaa              5.125%      12/01/15    $ 1,000     $
924,420
Boston Mass. Ind. Dev. Fin. Auth., Swr. Fac. Rev.,
   Harbor Electric Energy Co. Proj.
Baa1             7.375        5/15/15      1,500
1,599,465
Boston Mass. Rev., Boston City Hospital, F.H.A.
Aa               5.75         2/15/23      2,000
1,916,160
Brockton Massachusetts Gen. Oblig.
Baa1             6.125        6/15/18      1,030
1,035,099
Gloucester Massachusetts Gen. Oblig., F.S.A.
Aaa              5.50        11/15/13      2,000
1,960,600
Holyoke Massachusetts Gen. Oblig., School Proj., M.B.I.A.
Aaa              8.10         6/15/05        700
832,265
Lowell Massachusetts Gen. Oblig.
Aaa              7.625        2/15/10        750(e)
856,695
Lynn Mass. Wtr. & Swr. Comn., Gen. Rev., Ser. A, M.B.I.A.
Aaa              7.25        12/01/10      2,100(e)
2,347,149
Mass. Bay Trans. Auth., Gen. Trans., Ser. B, A.M.B.A.C.
Aaa              5.375        3/01/25      1,000
933,190
Mass. St. Gen. Oblig.,
   Ser. A
A                Zero         8/01/06        665
396,945
   Ser. A, A.M.B.A.C.
Aaa              5.00         7/01/12      1,000
935,470
   Ser. C, F.G.I.C.
Aaa              6.00         8/01/09      1,500
1,585,725
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Beth Israel Hospital, A.M.B.A.C.
Aaa              8.623(d)     7/01/25      1,500
1,486,875
   Dana Farber Cancer Proj., Ser. G-1
A1               6.25        12/01/22        625
626,931
   Faulkner Hospital, Ser. C
Baa1             6.00         7/01/23      1,500
1,370,370
   Holyoke Hospital, Ser. B
Baa1             6.50         7/01/15      1,500
1,429,965
   Jordan Hospital, Ser. C
A-(c)            6.875       10/01/22      1,350
1,396,764
   Med Academic & Scientific A
A-(c)            6.625        1/01/15      1,000
1,030,430
   Newton-Wellesley Hospital, M.B.I.A.
Aaa              5.875        7/01/15      1,000
995,960
   Newton-Wellesley Hospital, M.B.I.A.
Aaa              6.00         7/01/18      1,000
999,900
   Valley Regional Hlth. Sys.
AAA(c)           7.00         7/01/10        825
933,397
   Valley Regional Hlth. Sys., Ser. B
Aaa              8.00         7/01/18      1,000(e)
1,132,760
   Winchester Hospital, Ser. D
AAA(c)           5.75         7/01/24      2,000
1,893,820
Mass. St. Hsg. Fin. Agcy. Hsg. Rev., Sngl. Fam. Mtge., Ser.
   6
Aa               8.10        12/01/14      1,755
1,848,278
Mass. St. Ind. Fin. Agcy. Rev.,
   Brooks School
A                5.95         7/01/23        640
619,142
   Cape Cod Hlth. Sys.
Aaa              8.50        11/15/20      2,000(e)
2,323,140
   Phillips Academy
Aa1              5.375        9/01/23      1,695
1,566,960
Mass. St. Mun. Wholesale Elec. Co. Pwr. Supply Sys. Rev.,
   Ser. A, A.M.B.A.C.
Aaa              5.00         7/01/14      1,500
1,350,645
Mass. St. Port Authority Rev., Ser. B
Aa               5.00         7/01/18      1,000
871,410
Mass. St. Water Pollution Abatement Trust,
   Water Pollution Rev.
Aa               6.00         8/01/05      1,000
1,060,860
   Water Pollution Rev.
Aa               6.375        2/01/15      1,000
1,050,850
Mass. St. Water Res. Auth., Ser. B, M.B.I.A.
Aaa              6.25        12/01/11      1,000
1,078,800
Palmer Massachusetts Gen. Oblig., Ser. F, A.M.B.A.C.
Aaa              7.30         3/01/10        500(e)
552,395
Plymouth County Corr. Facs. Proj., Cert. of Part., Ser. A
A-(c)            7.00         4/01/22        500
549,870

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments                PRUDENTIAL MUNICIPAL
SERIES FUND
as of August 31, 1996                   MASSACHUSETTS SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating       Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Puerto Rico Commonwealth,
   Aqueduct & Swr. Auth. Rev., M.B.I.A.
Aaa               6.00%       7/01/07   $  1,000     $
1,070,690
   Gen. Oblig.
Baa1              5.25        7/01/18      1,000
899,200
   Gen. Oblig., A.M.B.A.C.
Aaa               7.00        7/01/10      1,000
1,154,440
   Gen. Oblig., F.S.A.
Aaa               7.958(d)    7/01/20      1,250
1,220,312
   Hwy. & Trans. Auth. Rev., Ser. T
Baa1              6.625       7/01/18      1,380 (e)
1,533,263
Puerto Rico Electric Pwr. Auth. Pwr. Rev., Ser. T
Baa1              6.375       7/01/24      1,000
1,040,260
Quabbin Mass. Reg. School Dist., Jr.-Sr. High Sch. Proj.,
   M.B.I.A.
Aaa               5.50        6/15/06      1,045
1,069,537

-----------
Total long-term investments (cost $46,726,526)
49,480,407

-----------
SHORT-TERM INVESTMENTS--1.6%
Mass. St. Hlth. & Edl. Facs. Auth. Rev., Cap. Asset Prog.,
   Ser. D, M.B.I.A., F.R.D.D.
VMIG1             3.75        9/03/96        700
700,000
Mass. St. Ind. Fin. Agcy., Pollution Control Rev. Ser. 92
   F.R.D.D.
VMIG1             3.60        9/03/96        100
100,000

-----------
Total short-term investments (cost $800,000)
800,000

-----------

Expiration
OUTSTANDING CALL OPTION PURCHASED
Date      Contracts(f)

----------   ---------
U.S. Treasury Bond Future, expiring Sept. '96 @ $114.00
(cost $18,435)
NR                   --       9/21/96         50
781
Total Investments--98.9%
(cost $47,544,961; Note 4)
50,281,188
Other assets in excess of liabilities --1.1%
580,698

-----------
Net Assets--100%
$50,861,886

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Corporation.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at year end.
(e) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
(f) One contract equals $1,000 face value.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
-----                                  4      See Notes to
Financial Statements.

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities         MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Assets
August 31, 1996
Investments, at value (cost
$47,544,961)................................................
 ..................      $  50,281,188
Cash........................................................
 ..............................................
63,452
Interest
receivable..................................................
 .....................................            637,161
Receivable for Series shares
sold........................................................
 .................             34,829
Deferred expenses and other
assets......................................................
 ..................              1,507

---------------
   Total
assets......................................................
 .....................................         51,018,137

---------------
Liabilities
Accrued
expenses....................................................
 ......................................             81,993
Dividends
payable.....................................................
 ....................................             39,686
Management fee
payable.....................................................
 ...............................             19,675
Distribution fee
payable.....................................................
 .............................             12,197
Deferred trustees'
fees........................................................
 ...........................              2,700

---------------
   Total
liabilities.................................................
 .....................................            156,251

---------------
Net
Assets......................................................
 ..........................................      $
50,861,886

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........      $      44,098
   Paid-in capital in excess of
par.........................................................
 ..............         47,510,044

---------------

47,554,142
   Accumulated net realized gain on
investments.................................................
 ..........            571,517
   Net unrealized appreciation on
investments.................................................
 ............          2,736,227

---------------
Net assets, August 31,
1996........................................................
 .......................      $  50,861,886

---------------

---------------
Class A:
   Net asset value and redemption price per share
      ($28,058,042 / 2,431,996 shares of beneficial interest
issued and outstanding)......................
$11.54
   Maximum sales charge (3% of offering
price)......................................................
 ......                .36

---------------
   Maximum offering price to
public......................................................
 .................             $11.90

---------------

---------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($22,758,409 / 1,973,880 shares of beneficial interest
issued and outstanding)......................
$11.53

---------------

---------------
Class C:
   Net asset value, offer price and redemption price per
share
      ($45,435 / 3,941 shares of beneficial interest issued
and outstanding)..............................
$11.53

---------------

---------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS SERIES
Statement of Operations
------------------------------------------------------------
------------------------------------------------------------

                                                   Year
Ended
Net Investment Income                            August 31,
1996
Income
   Interest...................................     $
3,296,943
                                                 -----------
----
Expenses
   Management fee.............................
269,415
   Distribution fee--Class A..................
28,091
   Distribution fee--Class B..................
128,755
   Distribution fee--Class C..................
304
   Reports to shareholders....................
86,000
   Custodian's fees and expenses..............
75,000
   Registration fees..........................
50,000
   Transfer agent's fees and expenses.........
35,000
   Audit fee and expenses.....................
12,300
   Legal fees and expenses....................
12,000
   Trustees' fees and expenses................
3,900
   Miscellaneous..............................
4,289
                                                 -----------
----
      Total expenses..........................
705,054
      Less: Management fee waiver.............
(26,941)
         Custodian fee credit.................
(4,246)
                                                 -----------
----
   Net expenses...............................
673,867
                                                 -----------
----
Net investment income.........................
2,623,076
                                                 -----------
----
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions....................
1,055,600
   Financial futures transactions.............
(57,631)
   Written options transactions...............
16,842
                                                 -----------
----

1,014,811
                                                 -----------
----
Net change in unrealized depreciation on:
   Investments................................
(1,098,536)
                                                 -----------
----
Net loss on investments.......................
(83,725)
                                                 -----------
----
Net Increase in Net Assets
Resulting from Operations.....................     $
2,539,351
                                                 -----------
----
                                                 -----------
----

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS SERIES
Statement of Changes in Net Assets

Increase (Decrease)                     Year Ended August
31,
In Net Assets                            1996           1995
Operations
   Net investment income............  $ 2,623,076    $
3,002,835
   Net realized gain on investment
      transactions..................    1,014,811
294,358
   Net change in unrealized
      appreciation/depreciation of
      investments...................   (1,098,536)
871,511
                                      -----------    -------
----
   Net increase in net assets
      resulting from operations.....    2,539,351
4,168,704
                                      -----------    -------
----
Dividends and distributions (Note 1)
   Dividends from net investment
      income
      Class A.......................   (1,420,826)
(884,881)
      Class B.......................   (1,200,467)
(2,117,251)
      Class C.......................       (1,783)
(703)
                                      -----------    -------
----
                                       (2,623,076)
(3,002,835)
                                      -----------    -------
----
   Distributions from net realized
      gains
      Class A.......................     (162,429)
--
      Class B.......................     (151,088)
--
      Class C.......................         (242)
--
                                      -----------    -------
----
                                         (313,759)
--
                                      -----------    -------
----
Series share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares sold....    2,218,216
3,105,413
   Net asset value of shares issued
      in reinvestment of
      dividends.....................    1,723,072
1,755,219
   Cost of shares reacquired........   (8,587,851)
(7,833,814)
                                      -----------    -------
----
   Net decrease in net assets from
      Series share transactions.....   (4,646,563)
(2,973,182)
                                      -----------    -------
----
   Total decrease...................   (5,044,047)
(1,807,313)
Net Assets
Beginning of year...................   55,905,933
57,713,246
                                      -----------    -------
----
End of year.........................  $50,861,886
$55,905,933
                                      -----------    -------
----
                                      -----------    -------
----

------------------------------------------------------------
--------------------
-----                                  6      See Notes to
Financial Statements.

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements            MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the ``Fund'') is
registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
fourteen series. The monies of each series are invested in
separate,
independently managed portfolios. The Massachusetts Series
(the ``Series'')
commenced investment operations in September, 1984. The
Series is diversified
and seeks to achieve its investment objective of obtaining
the maximum amount of
income exempt from federal and applicable state income taxes with the minimum of
risk by investing in ``investment grade'' tax-exempt
securities whose ratings
are within the four highest ratings categories by a
nationally recognized
statistical rating organization or, if not rated, are of
comparable quality. The
ability of the issuers of the securities held by the Series
to meet their
obligations may be affected by economic developments in a
specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a ``when-issued''
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value. All securities are valued as of 4:15 P.M., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt
securities at a set
price for delivery on a future date. Upon entering into a
financial futures
contract, the Series is required to pledge to the broker an
amount of cash
and/or other assets equal to a certain percentage of the
contract amount. This
amount is known as the ``initial margin''. Subsequent
payments, known as
``variation margin'', are made or received by the Series
each day, depending on
the daily fluctuations in the value of the underlying
security. Such variation
margin is recorded for financial statement purposes on a
daily basis as
unrealized gain or loss. The Series invests in financial
futures contracts
solely for the purpose of hedging its existing portfolio
securities or
securities the Series intends to purchase against
fluctuations in value caused
by changes in prevailing market interest rates. Should
interest rates move
unexpectedly, the Series may not achieve the anticipated
benefits of the
financial futures contracts and may realize a loss. The use
of futures
transactions involves the risk of imperfect correlation in
movements in the
price of futures contracts, interest rates and the
underlying hedged assets.
Options: The Fund may either purchase or write options in
order to hedge against
adverse market movements or fluctuations in value caused by
changes in
prevailing interest rates or foreign currency exchange rates with respect to
securities or currencies which the Fund currently owns or
intends to purchase.
When the Fund purchases an option, it pays a premium and an
amount equal to that
premium is recorded as an investment. When the Fund writes
an option, it
receives a premium and an amount equal to that premium is
recorded as a
liability. The investment or liability is adjusted daily to
reflect the current
market value of the option. If an option expires
unexercised, the Fund realizes
a gain or loss to the extent of the premium received or
paid. If an option is
exercised, the premium received or paid is an adjustment to
the proceeds from
the sale or the cost basis of the purchase in determining
whether the Fund has
realized a gain or loss. The difference between the premium
and the amount
received or paid on effecting a closing purchase or sale
transaction is also
treated as a realized gain or loss. Gain or loss on
purchased options is
included in net realized gain (loss) on investment
transactions.
The Fund, as writer of an option, has no control over
whether the underlying
securities or currencies may be sold (called) or purchased
(put). As a result,
the Fund bears the market risk of an unfavorable change in
the price of the
security or currency underlying the written option. The
Series, as purchaser of
an option, bears the risk of the potential inability of the
counterparties to
meet the terms of their contracts.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
------------------------------------------------------------
--------------------

7 -----

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements            MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason and because substantially all
of the Series' gross
income consists of tax-exempt interest, no federal income
tax provision is
required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatments for
short-term capital gains and market discount.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC.
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''). PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $26,941 ($0.01 per share;
 .05% of average net
assets) until further notice. The Series is not required to
reimburse PMF for
such waiver.
The Fund had a distribution agreement with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Class
A shares of the
Fund through January 1, 1996. Effective January 2, 1996,
Prudential Securities
Incorporated (``PSI''), became the distributor of the Class
A shares of the Fund
and is serving the Fund under the same terms and conditions
as under the
arrangement with PMFD. PSI is also distributor of the Class
B and Class C shares
of the Fund. The Fund compensated PMFD and PSI for
distributing and servicing
the Fund's Class A, Class B and Class C shares, pursuant to
plans of
distribution, (the ``Class A, B and C Plans''), regardless
of expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI, and PMFD for
the period September 1, 1995 through January 1, 1996 with
respect to Class A
shares for distribution-related activities at an annual rate of up to .30 of 1%,
 .50 of 1% and 1%, of the average daily net assets of the
Class A, B and C
shares, respectively. Such expenses under the Plans were .10 of 1%, .50 of 1%
and .75 of 1% of the average daily net assets of the Class
A, B and C shares,
respectively, for the year ended August 31, 1996.
PMFD and PSI have advised the Series that they have received approximately
$6,700 in front-end sales charges resulting from sales of
Class A shares during
the year ended August 31, 1996. From these fees, PMFD and
PSI paid such sales
charges to affiliated broker-dealers, which in turn paid
commissions to sales
persons and incurred other distribution costs.
PSI has advised the Series that for the year ended August
31, 1996, it received
approximately $41,400 in contingent deferred sales charges
imposed upon certain
redemptions by Class B shareholders.
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC
are indirect,
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent and during the year ended August 31,
1996, the Series incurred fees of approximately $25,300 for
the services of
PMFS. As of August 31, 1996, approximately $2,000 of such
fees were due to PMFS.
Transfer agent fees and expenses in the statement of
operations include certain
out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
--------------------
-----                                  8

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements            MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the year ended August 31, 1996, were $9,435,421 and
$12,728,317, respectively.
The cost basis of investments for federal income tax purposes, at August 31,
1996, was $47,653,790 and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $2,627,398 (gross unrealized appreciation--$2,867,364, gross unrealized depreciation-- $239,966).
Transactions in written options during the year ended August
31, 1996 were as
follows:

                                       Number of    Premiums
                                       Contracts    Received
                                       ---------    --------
Options written......................         75    $ 16,842
Options expired......................        (75)
(16,842)
                                       ---------    --------
Options outstanding at August 31,
  1996...............................          0    $      0
                                       ---------    --------
                                       ---------    --------

------------------------------------------------------------
Note 5. Capital
The Series currently offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the year ended August 31, 1996 and fiscal year ended August 31, 1995 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................      41,217    $
487,329
Shares issued in reinvestment of
  dividends and distributions.......      80,396
943,108
Shares reacquired...................    (389,160)
(4,544,162)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (267,547)
(3,113,725)
Shares issued upon conversion from
  Class B...........................     333,272
3,892,048
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      65,725    $
778,323
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1995:
Shares sold.........................      32,229    $
365,268
Shares issued in reinvestment of
  dividends and distributions.......      44,959
516,523
Shares reacquired...................    (153,318)
(1,754,945)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................     (76,130)
(873,154)
Shares issued upon conversion from
  Class B...........................   2,240,731
25,201,555
                                      ----------    --------
----
Net increase in shares
  outstanding.......................   2,164,601    $
24,328,401
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------

9 -----

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements            MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Class B                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................     144,346    $
1,689,531
Shares issued in reinvestment of
  dividends and distributions.......      66,308
777,976
Shares reacquired...................    (343,488)
(4,032,383)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (132,834)
(1,564,876)
Shares reacquired upon conversion
  into Class A......................    (333,455)
(3,892,048)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (466,289)   $
(5,456,924)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1995:
Shares sold.........................     241,751    $
2,725,137
Shares issued in reinvestment of
  dividends and distributions.......     111,056
1,237,961
Shares reacquired...................    (546,923)
(6,076,741)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (194,116)
(2,113,643)
Shares reacquired upon conversion
  into Class A......................  (2,242,679)
(25,201,555)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (2,436,795)
$(27,315,198)
                                      ----------    --------
----
                                      ----------    --------
----
Class C                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................       3,492    $
41,356
Shares issued in reinvestment of
  dividends and distributions.......         170
1,988
Shares reacquired...................        (958)
(11,306)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................       2,704    $
32,038
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1995:
Shares sold.........................       1,340    $
15,008
Shares issued in reinvestment of
  dividends.........................          65
735
Shares reacquired...................        (187)
(2,128)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................       1,218    $
13,615
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
-----                                  10

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                     MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Class A
                                               -------------
------------------------------------------

Year Ended August 31,
                                               -------------
------------------------------------------
                                                  1996
1995        1994       1993       1992
                                               ----------
-------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...........   $  11.63
$ 11.37     $12.17     $11.50     $10.94
                                               ----------
-------     ------     ------     ------
Income from investment operations
Net investment income........................        .59(a)
 .65(a)     .67        .68        .69
Net realized and unrealized gain (loss) on
   investment transactions...................       (.02)
 .26       (.73)       .67        .56
                                               ----------
-------     ------     ------     ------
   Total from investment operations..........        .57
 .91       (.06)      1.35       1.25
                                               ----------
-------     ------     ------     ------
Less distributions
Dividends from net investment income.........       (.59)
(.65)      (.67)      (.68)      (.69)
Distributions from net realized gains........       (.07)
--       (.07)        --         --
                                               ----------
-------     ------     ------     ------
   Total distributions.......................       (.66)
(.65)      (.74)      (.68)      (.69)
                                               ----------
-------     ------     ------     ------
Net asset value, end of year.................   $  11.54
$ 11.63     $11.37     $12.17     $11.50
                                               ----------
-------     ------     ------     ------
                                               ----------
-------     ------     ------     ------
TOTAL RETURN(b):.............................       4.93%
8.33%      (.58)%    12.10%     11.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)................   $ 28,058
$27,525     $2,293     $2,325     $  903
Average net assets (000).....................   $ 28,091
$15,837     $2,578     $1,336     $  770
Ratios to average net assets:
   Expenses, including distribution fees.....       1.06%(a)
 .97%(a)    .87%       .95%       .99%
   Expenses, excluding distribution fees.....        .96%(a)
 .87%(a)    .77%       .85%       .89%
   Net investment income.....................       5.06%(a)
5.59%(a)   5.60%      5.79%      6.14%
Portfolio turnover rate......................         18%
36%        33%        56%        32%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
11 -----

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                      MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Class B                                  Class C
                                               -------------
------------------------------------------     -------------
-----

Year Ended

Year Ended August 31,                          August 31,
                                               -------------
------------------------------------------     -------------
-----
                                                1996
1995        1994        1993        1992        1996
1995
                                               -------     -
------     -------     -------     -------     -------     -
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...........  $ 11.62     $
11.36     $ 12.17     $ 11.49     $ 10.94     $ 11.62
$11.36
                                               -------     -
------     -------     -------     -------     -------     -
-----
Income from investment operations
Net investment income........................      .54(a)
 .60(a)      .61         .63         .64         .51(a)
 .57(a)
Net realized and unrealized gain (loss) on
   investment transactions...................     (.02)
 .26        (.74)        .68         .55        (.02)
 .26
                                               -------     -
------     -------     -------     -------     -------     -
-----
   Total from investment operations..........      .52
 .86        (.13)       1.31        1.19         .49
 .83
                                               -------     -
------     -------     -------     -------     -------     -
-----
Less distributions
Dividends from net investment income.........     (.54)
(.60)       (.61)       (.63)       (.64)       (.51)
(.57)
Distributions from net realized gains........     (.07)
--        (.07)         --          --        (.07)        -
-
                                               -------     -
------     -------     -------     -------     -------     -
-----
   Total distributions.......................     (.61)
(.60)       (.68)       (.63)       (.64)       (.58)
(.57)
                                               -------     -
------     -------     -------     -------     -------     -
-----
Net asset value, end of year.................  $ 11.53     $
11.62     $ 11.36     $ 12.17     $ 11.49     $ 11.53
$11.62
                                               -------     -
------     -------     -------     -------     -------     -
-----
                                               -------     -
------     -------     -------     -------     -------     -
-----
TOTAL RETURN(b):.............................     4.51%
7.90%      (1.15)%     11.77%      11.23%       4.26%
7.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)................  $22,758
$28,367     $55,420     $61,121     $53,449     $    45
$   14
Average net assets (000).....................  $25,751
$39,455     $59,544     $55,965     $50,607     $    41
$   14
Ratios to average net assets:
   Expenses, including distribution fees.....     1.46%(a)
1.34%(a)    1.27%       1.35%       1.39%       1.72%(a)
1.60%(a)
   Expenses, excluding distribution fees.....      .96%(a)
 .84%(a)     .77%        .85%        .89%        .97%(a)
 .85%(a)
   Net investment income.....................     4.66%(a)
5.37%(a)    5.20%       5.39%       5.74%       4.39%(a)
5.07%(a)
Portfolio turnover rate......................       18%
36%         33%         56%         32%         18%
36%

                                               August 1,
                                                1994(d)
                                                through
                                               August 31,
                                                  1994
                                                  -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...........    $11.41
                                                  -----

Income from investment operations
Net investment income........................       .04
Net realized and unrealized gain (loss) on
   investment transactions...................      (.05)
                                                  -----

   Total from investment operations..........      (.01)
                                                  -----

Less distributions
Dividends from net investment income.........      (.04)
Distributions from net realized gains........        --
                                                  -----

   Total distributions.......................      (.04)
                                                  -----

Net asset value, end of year.................    $11.36
                                                  -----
                                                  -----

TOTAL RETURN(b):.............................     (0.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)................    $  216(e)
Average net assets (000).....................    $   15(e)
Ratios to average net assets:
   Expenses, including distribution fees.....      1.57%(c)
   Expenses, excluding distribution fees.....       .82%(c)
   Net investment income.....................      5.06%(c)
Portfolio turnover rate......................        33%

---------------
 (a) Net of management fee waiver.
 (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the
     first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
     Total returns for periods of less than a full year are not annualized.
 (c) Annualized.
 (d) Commencement of offering of Class C shares.
 (e) Amounts are actual and not rounded to the nearest thousand.

------------------------------------------------------------
--------------------
-----                                  12     See Notes to
Financial Statements.

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Independent Auditors' Report               MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------
The Shareholders and Board of Trustees
Prudential Municipal Series Fund, Massachusetts Series
We have audited the accompanying statement of assets and
liabilities, including
the portfolio of investments, of Prudential Municipal Series
Fund, Massachusetts
Series, as of August 31, 1996, the related statements of
operations for the year
then ended and of changes in net assets for each of the two
years in the period
then ended, and the financial highlights for each of the
five years in the
period then ended. These financial statements and financial
highlights are the
responsibility of the Fund's management. Our responsibility
is to express an
opinion on these financial statements and financial
highlights based on our
audits.
We conducted our audits in accordance with generally
accepted auditing
standards. Those standards require that we plan and perform
the audit to obtain
reasonable assurance about whether the financial statements
and financial
highlights are free of material misstatement. An audit
includes examining, on a
test basis, evidence supporting the amounts and disclosures
in the financial
statements. Our procedures included confirmation of the
securities owned as of
August 31, 1996 by correspondence with the custodian and
broker. An audit also
includes assessing the accounting principles used and
significant estimates made
by management, as well as evaluating the overall financial
statement
presentation. We believe that our audits provide a
reasonable basis for our
opinion.
In our opinion, such financial statements and financial
highlights present
fairly, in all material respects, the financial position of
Prudential Municipal
Series Fund, Massachusetts Series, as of August 31, 1996,
the results of its
operations, the changes in its net assets, and its financial highlights for the
respective stated periods in conformity with generally
accepted accounting
principles.
DELOITTE & TOUCHE LLP
New York, New York
October 14, 1996
                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Federal Income Tax Information             MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Series' fiscal year end (August 31, 1996) as to the federal
tax status of
dividends and distributions paid by the Series during such
fiscal year.
Accordingly, we are advising you that in the fiscal year
ended August 31, 1996,
dividends paid from net investment income of $.59 per Class
A share, $.54 per
Class B share, and $.51 per Class C share were all federally tax-exempt interest
dividends. In addition, the Series paid to Class A, B and C
shares a long-term
capital gain distribution of $.067 per share which is
taxable as such.
We wish to advise you that the corporate dividends received
deduction for the
Series is zero. Only funds that invest in U.S. equity
securities are entitled to
pass-through a corporate dividends received deduction.
In January 1997, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the distributions received
by you in calendar
year 1996.
------------------------------------------------------------
--------------------

13 -----

Getting
The Most
From Your
Prudential
Mutual
Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand.
So when most people
run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first
on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio
Manager's Report
The portfolio manager who invests your money for you reports onsuccessful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of
Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets
And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of
Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes
In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial
Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential Mutual
Funds prices securities. The Notes also explain who manages and distributes the
Fund's shares, and more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent
Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance
Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

How Does Your State Stack Up?

Economic conditions vary from state to state. While one region may be experiencing strong fiscal management and prosperity, another may languish under the weight of declining industry or chronic state budget problems.

State economic conditions, fiscal management and interest rates play dominant roles in the performance of individual municipal bonds. A strong economy generally leads to higher tax revenues and other income sources for the state, enabling it to more easily repay its debts. Additionally, sound state financial management often results in high ratings from bond rating agencies. High ratings are attractive to investors and can help bonds retain value in the market.

California
-World's 8th largest economy.
-Entertainment jobs growing.
-Recovery continues, growth is exceeding the national average and yielding tax revenue well above estimates.
-General obligation debt upgraded by Standard & Poor's.
-Implementation of welfare reform may pose problems.

Hawaii
-Tourism provides 60% of jobs.
-Strong financial management.
-Slow recovery from early-1990s U.S. and Japanese recessions, which bit into tourism and real estate.
-Government eliminated 1,100 state jobs.

Ohio
-Shift from manufacturing to service trades.
-Economic and personal income growth ahead of national averages.
-Debt is low.

Pennsylvania
-Slowly rebuilding economy, but needs new engine of growth.
-Modest debt rapidly amortized.
-Sound financial management.

Michigan
-Economic growth is 3.5%, higher than national average.
-Once car capital of the world, now more diversified.
-Strengthening fiscal management.

Massachusetts
-Painful cuts in defense and health care eliminated jobs.
-Slowly rebuilding economy.
-Personal income is high.

New York
-High taxes restrain growth, although efforts underway to ease the tax burden.
-Personal income remains high.
-Debt level is high.
-Implementation of welfare reform may pose problems.

Maryland
-One of wealthiest states.
-Personal income 115% of national average, but income growth has stabilized.
-Good financial controls.

Florida
-Economy and personal income growing much faster than national rate.
-Unemployment and debt are low.
-Ended 1995 with a budget surplus for the third year in a row.
-Implementation of welfare reform may pose problems.

Connecticut
-Nation's wealthiest citizens.
-Economically weak from defense cuts.
-Slow growth -- recovery may take years.
-Attempts at "quick fixes" won't provide permanent relief.
-Spurt of growth in personal income tax revenues.

New Jersey
-Broad-based economy and high personal wealth.
-Economic growth gaining but behind national average.
-"Pro-business" tactics siphoned revenue, but may spur more growth.

North Carolina
-Robust, model economy.
-Personal income quickly growing.
-Unemployment well below national average.
-New jobs from financial services, research and high technology.
-Strong financial management.

Source: Prudential Investment Corporation. Selected states
are those for which
Prudential Mutual Fund Management manages a state-specific
municipal bond
mutual fund                            Revised: October,
1996

Prudential Muni Series Fund: Massachusetts Series
--Lehman Bros. General Muni Debt. Index

Comparing A $10,000 Investment.
Prudential Municipal Series Fund: Massachusetts
Series vs. Lehman Bros. General Muni Debt Index.

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, will be worth more or less than their original cost. The charts on the right are designed to give you an idea how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Municipal Series Fund:
Massachusetts Series (Class A, Class B and Class C) with a similar investment in the Lehman Brothers Municipal Bond Index by portraying the initial account values at the commencement of operations of each class (8/31/86 for Class B), and subsequent account values at the end of the most recent reporting period
(August 31), as measured on a quarterly basis, beginning in 1990 for Class A shares; 1986 for Class B shares; and 1994 for Class C shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on August
31, 1996; (c) all recurring fees (including management fees) were deducted; and
(d) all dividends and distributions were reinvested. Class B shares automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graph. The graph and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees.

* Without waivers and expense subsidies the value of the $10,000 investment in the Series and the Series' average annual total return, as illustrated above, would have been lower, as indicated in parentheses ( ).

The Index is a weighted index comprised of 21,000 municipal bonds (general obligation bonds, revenue bonds, insured bonds and prerefunded bonds) selected by Lehman Brothers as representative of the long-term investment grade municipal bond market. It is an unmanaged index that includes the reinvestment of all dividends, but does not reflect the transaction costs and advisory fees paid by the Series' investors. The Index's holdings differ from the Series' portfolio. The Index is not the only one that may be used to characterize performance of bond funds and other indices may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852 http:\\www.prudential.com
               (LOGO)

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Harry A. Jacobs, Jr.
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy Hays Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435M655      MF119E
74435M663      Cat. #642984M
74435M564

(ICON)

Prudential
Municipal Series Fund
---------------------
Massachusetts Series

ANNUAL REPORT
Aug. 31, 1996

(LOGO)

Prudential Municipal Series Fund
Massachusetts Series

Performance At A Glance.
During the 12 months ended August 31, 1996, the municipal bond market experienced a lot of turbulence. Interest rates first fell, then r Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435M721  MF127E
           Cat. #642401A